                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-03942

                    LORD ABBETT MUNICIPAL INCOME FUND, INC.;
                    ----------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 9/30

Date of reporting period: September 30, 2005

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ITEM 1:   REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]

  2005
  ANNUAL
  REPORT

  LORD ABBETT
  MUNICIPAL INCOME FUND
  MUNICIPAL INCOME TRUST
          NATIONAL TAX-FREE FUND
          CALIFORNIA TAX-FREE FUND
          CONNECTICUT TAX-FREE FUND
          HAWAII TAX-FREE FUND
          MINNESOTA TAX-FREE FUND
          MISSOURI TAX-FREE FUND
          NEW JERSEY TAX-FREE FUND
          NEW YORK TAX-FREE FUND
          TEXAS TAX-FREE FUND
          WASHINGTON TAX-FREE FUND
          INSURED INTERMEDIATE TAX-FREE FUND
          FLORIDA TAX-FREE TRUST
          GEORGIA TAX-FREE TRUST
          HIGH YIELD MUNICIPAL BOND FUND
          MICHIGAN TAX-FREE TRUST
          PENNSYLVANIA TAX-FREE TRUST

  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2005

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--------------------------------------------------------------------------------

LORD ABBETT MUNICIPAL INCOME FUND AND
LORD ABBETT MUNICIPAL INCOME TRUST
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the strategies and performance of each fund of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust (formerly known as Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust, respectively) for the fiscal year ended September 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

     On January 3, 2005, we began to publicly offer our first high-yield product in the municipal bond market: Lord Abbett High Yield Municipal Bond Fund. With the addition of this fund, Lord Abbett now has broad capabilities in the municipal bond area - high quality, high yield, long-term maturity, intermediate maturity, and individual state funds - that provide shareholders with the opportunity to diversify the municipal bond portion of their portfolios or focus in one area, as they wish.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2005?

A: The Federal Reserve Board (the Fed) continued to increase the fed funds rate at a measured pace, bringing the key rate to 3.75 percent by period-end. The Fed has raised the fed funds rate 11 times since June 2004. (The fed funds rate is the rate charged by the Fed to banks needing overnight loans to meet reserve requirements.)

     Interest rates moved higher across the maturity spectrum - from short-term bonds to long-term bonds - but the bulk of the movement was in short-term rates. In bond market terms, the yield curve (a graphic picture of short-term interest rates versus long-term rates) "flattened," which means the difference between the yields of short-term bonds and those of long-term bonds diminished.

     During the period, short-term bond prices fell (prices move inversely to yield), resulting in weaker performance at the short end versus the long end of the maturity curve. In general, long-term bonds outperformed intermediate maturity bonds, which in turn outperformed short-term bonds. Also

                                                                               1
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providing strong performance in the period were high-yield municipal bonds, which generally outperformed higher-quality issues, reflecting investors' continued search for yield in an environment of still relatively low interest rates.

     Supply in the municipal bond market was robust, as municipalities rushed to refund older, more expensive debt (in terms of interest paid) at lower cost. The Fed's continued rate hikes provided incentive to lock in the relatively low rates while they lasted. The numbers tell the story: for the calendar year through August 30, 2005, refunding issuance was up 62.1 percent over the similar 2004 period; supply overall (refundings plus new issues) was running 3.8 percent above calendar 2003's record issuance.

     More than 60 percent of the bonds issued in calendar 2005 (as of August 30, 2005) carried insurance. The popularity of insured bonds has been growing in recent years, as leveraged buyers, largely hedge funds, seek the increased liquidity that an insured bond can provide as well as protection against credit risk. In calendar 2000, only 39.5 percent of new issues were insured.

     State fiscal health improved during the fiscal year, reflecting increases in tax revenues. The 46 states beginning their fiscal year 2006 on July 1, 2005, reported combined surplus balances of $35.7 billion. In fiscal 2001, revenue shortfalls totaled $235 billion. Reflecting this trend, Standard & Poor's upgraded California general obligation (GO) bonds from BBB to A. Moody's current rating for California GOs is A2. Spreads remained tight, reflecting a perception of lower risk in the municipal market.

     Investor demand was largely concentrated at the long end - maturities of 22 years or longer - and in the high-yield market, where yields were more attractive relative to those available in the short-term market. In the high-yield market, however, demand far outstripped supply, as a $2 billion refunding of New Jersey tobacco bonds expected for third quarter calendar 2005 was held up in the courts. Inflows into high-yield municipal bond funds were strong, as investors continued to search for yield.

     In the high-yield municipal bond market, the automotive and airline sectors suffered in the second and third calendar quarters, reflecting a host of issues, some of which affected each in common - such as higher energy costs and unfavorable labor negotiations - and others that were unique to either industry. In the airline industry, Delta and Northwest (neither of which was held in Lord Abbett High Yield Municipal Bond Fund's portfolio) filed for bankruptcy protection in third quarter calendar 2005, causing a ripple effect in bonds throughout the industry. Meanwhile, the U.S. auto industry in general continues to feel the heat of competition from Japanese automakers. The High Yield

2
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Municipal Bond portfolio has a modest exposure (less than 2% of portfolio weighting) to the auto sector.

     In general, high-yield municipal bond investors enter the automotive sector through tax-free pollution control revenue bonds, which provide the necessary funding for manufacturing and production plants to meet Environmental Protection Agency air- and water-quality standards. In the case of airlines, special facility bonds issued by state authorities provide the funding vehicle for this sector in the municipal market.

Q: HOW DID EACH FUND PERFORM OVER THE FISCAL YEAR ENDED SEPTEMBER 30, 2005?

A: Each fund's Class A shares (other than those of Lord Abbett Insured Intermediate Tax-Free Fund and Lord Abbett High Yield Municipal Bond Fund, which are benchmarked against different indexes) underperformed their long-only benchmark, the Lehman Brothers Municipal Long Current Coupon Bond(1) Index, while exhibiting, for the most part, more favorable performance against their peer groups, as represented by the Lipper Funds Average.(2)

     LORD ABBETT INSURED INTERMEDIATE TAX-FREE FUND (Class A shares) underperformed its benchmark, the Lehman Brothers 3-10 Year Insured Tax-Exempt Bond(3) Index, and its peer group, as represented by the Lipper Funds Average.

     Since inception on December 30, 2004, and through September 30, 2005, LORD ABBETT HIGH YIELD MUNICIPAL BOND FUND outperformed its benchmark, the Lehman Brothers Municipal Bond 50-50 Investment Grade/High Yield(4) Index, and its peer group, as represented by the Lipper Funds Average.

                      MUNICIPAL INCOME PERFORMANCE SUMMARY

                                    CLASS A SHARES                    LEHMAN BROTHERS       LEHMAN BROTHERS
                                     @NAV 9/30/05   LIPPER FUNDS   MUNICIPAL LONG CURRENT      MUNICIPAL
                                    1 YEAR RETURN    AVERAGE(2)     COUPON BOND(1) INDEX     BOND(5) INDEX
                                    --------------  ------------   ----------------------   ---------------
NATIONAL TAX-FREE FUND                  4.53%          3.49%              8.58%                 4.05%
CALIFORNIA TAX-FREE FUND                4.88%          4.52%              8.58%                 4.05%
CONNECTICUT TAX-FREE FUND               3.74%          3.00%              8.58%                 4.05%
HAWAII TAX-FREE FUND                    3.28%          2.46%              8.58%                 4.05%
MINNESOTA TAX-FREE FUND                 4.74%          3.57%              8.58%                 4.05%
MISSOURI TAX-FREE FUND                  4.26%          3.53%              8.58%                 4.05%
NEW JERSEY TAX-FREE FUND                4.42%          4.05%              8.58%                 4.05%
NEW YORK TAX-FREE FUND                  3.43%          3.65%              8.58%                 4.05%
TEXAS TAX-FREE FUND                     3.35%          2.99%              8.58%                 4.05%
WASHINGTON TAX-FREE FUND                4.24%          2.73%              8.58%                 4.05%
INSURED INTERMEDIATE TAX-FREE FUND      1.36%          2.91%              1.86%+                4.05%
FLORIDA TAX-FREE TRUST                  3.48%          3.74%              8.58%                 4.05%
GEORGIA TAX-FREE TRUST                  4.24%          2.83%              8.58%                 4.05%
HIGH YIELD MUNICIPAL BOND FUND          5.79%*         4.78%**            4.51%++**             2.77%**
MICHIGAN TAX-FREE TRUST                 3.60%          2.92%              8.58%                 4.05%
PENNSYLVANIA TAX-FREE TRUST             4.57%          3.85%              8.58%                 4.05%

*SEC effective date December 30, 2004.
**Calculated for the period beginning December 31, 2004.
+Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index.
++Lehman Brothers Municipal Bond 50-50 Investment Grade/High Yield Index.

     The Lipper Funds Average for each fund consists of "Municipal Debt Funds" for the particular state involved, except for the National Tax-Free Fund, Washington Tax-Free Fund, and Insured Intermediate Tax-Free Fund. In the case of those funds, the applicable Lipper Funds Averages are "General Municipal Debt Funds," "Other States Municipal Debt Funds," and "Insured Municipal Debt Funds," respectively.

                                                                               3
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                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

                                                              10 YEARS/
                                       1 YEAR    5 YEARS   SINCE INCEPTION
                                       ------    -------   ---------------
NATIONAL TAX-FREE FUND                  1.10%     5.33%         5.24%
CALIFORNIA TAX-FREE FUND                1.51%     5.10%         5.03%
CONNECTICUT TAX-FREE FUND               0.33%     5.47%         5.08%
HAWAII TAX-FREE FUND                   -0.06%     4.67%         4.75%
MINNESOTA TAX-FREE FUND                 1.39%     5.60%         5.17%
MISSOURI TAX-FREE FUND                  0.86%     5.25%         4.99%
NEW JERSEY TAX-FREE FUND                1.10%     4.84%         4.93%
NEW YORK TAX-FREE FUND                  0.10%     5.48%         5.13%
TEXAS TAX-FREE FUND                    -0.05%     5.47%         5.04%
WASHINGTON TAX-FREE FUND                0.91%     5.35%         5.30%
INSURED INTERMEDIATE TAX-FREE FUND*    -1.89%      N/A          0.43%
FLORIDA TAX-FREE TRUST                  0.16%     4.88%         4.52%
GEORGIA TAX-FREE TRUST                  0.85%     6.03%         6.04%
HIGH YIELD MUNICIPAL BOND FUND**         N/A       N/A          2.35%
MICHIGAN TAX-FREE TRUST                 0.21%     5.66%         5.45%
PENNSYLVANIA TAX-FREE TRUST             1.12%     5.52%         5.31%

*SEC effective date June 30, 2003.
**SEC effective date December 30, 2004.
*Standardized average annual total returns, as of September 30, 2005, which reflect performance at the maximum 3.25 percent sales charge applicable to Class A share investments returns include the reinvestment of all distributions.

    Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In general, each fund reflected the major trends of the municipal market in the period, with performance in long-term bonds (maturities of 22 years or longer) outperforming intermediate-term and short-term bonds, and intermediate-term bonds outperforming short-term bonds. Revenue bonds outperformed GOs, reflecting the improved revenue position of most states. (Revenue bonds are bonds that depend on specific revenues collected - such as tolls and electric rates - for repayment, while GOs are repaid through the full faith and credit or taxing power of

4
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the municipality.) Insured bonds also added to performance.

     Positions in the high-quality investment-grade segment of the market hurt performance somewhat as lower-quality assets outperformed during the period. Also detracting from performance were small positions in short-maturity bonds, a largely defensive strategy.

     The same factors, both those that contributed positively to performance and those that detracted from performance, were also applicable in the case of Lord Abbett High Yield Municipal Bond Fund. Following are other factors more specific to the high-yield municipal market.

     Contributing significantly to performance in Lord Abbett High Yield Municipal Bond Fund were the portfolio's positions in tobacco bonds and in the securities of continuing care retirement communities, as favorable court rulings in the former and strong demographics in the latter supported prices. Also adding to performance were the portfolio's holdings in tax increment financing bonds. Typically, these bonds are issued to finance basic infrastructure needs of land under development for commercial or residential use. The tax revenues derived from the developed property are then used to pay off the bondholders. Sometimes called "special assessment financing," this type of tax-free bond is most prevalent in Florida, Arizona, and California. The portfolio has exposure in all three states. The portfolio's modest exposure to correctional facility bonds and certain utility bonds also contributed to performance.

     Pollution control revenue bonds in general - including those issued to finance improved air quality standards in so-called "smokestack" or basic industries, distributors, paper companies, and even some electric utilities - made a strong contribution to the performance of Lord Abbett High Yield Municipal Bond Fund. Basic industries benefited from the underlying strength in the economy, which provided support for the prices of their bonds.

     Detracting from performance in Lord Abbett High Yield Municipal Bond Fund were the portfolio's holdings in airline bonds. The bankruptcy filings of Delta and Northwest dampened sentiment in the sector overall, although the portfolio itself did not hold the bonds of either carrier. The portfolio's modest exposure to the auto sector also detracted from performance.

     Strong fund inflows were temporarily invested in investment-grade bonds, as the portfolio manager sought out appropriate high-yield securities from a broad spectrum of new issues. (Under normal market conditions, the fund's portfolio holds up to 50-70 percent of its assets in bonds rated investment-grade or below.) As interest rates rose, the prices of these investment-grade bonds deteriorated faster than those of riskier credits, detracting from fund performance.

                                                                               5
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     EACH FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND
THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS OF ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Lehman Brothers Municipal Long Current Coupon Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, bonds issued as part of a deal of at least $50 million, with an amount outstanding of at least $5 million, a maturity of 22 years or longer, and have been issued after December 31, 1990.
(2) Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (Copyright(C) 2005 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.) An investor cannot invest directly in an average.
(3) The Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index consists of insured tax-free municipal bonds ranging in maturity from 3-10 years.
(4) The Lehman Brothers Municipal Bond 50-50 Investment Grade/High Yield Index is a total return benchmark designed for municipal portfolios which contain both investment and non-investment-grade tax-exempt bonds. The index contains an equal weighting of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal Non-Investment Grade Index.
(5) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. To be included in this index, bonds must have a minimum credit rating of at least Baa, an outstanding par value of at least $3 million, and be issued as part of a transaction of at least $50 million. The Index includes both zero coupon bonds and bonds subject to the Alternative Minimum Tax.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of each fund's management and the portfolio holdings described in this report are as of September 30, 2005; these views and holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each fund, please see the prospectus.

PERFORMANCE DATA QUOTED ABOVE ARE HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. Because of ongoing market volatility, each fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

6
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NATIONAL TAX-FREE FUND
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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of General Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                     THE FUND
                 THE FUND         (CLASS A SHARES)                               LEHMAN BROTHERS        LIPPER GENERAL
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS       MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                  $ 10,000              $ 10,000
9/30/1996        $ 10,631             $ 10,285             $ 10,604                  $ 10,688              $ 10,977
9/30/1997        $ 11,620             $ 11,242             $ 11,560                  $ 11,647              $ 11,598
9/30/1998        $ 12,734             $ 12,320             $ 12,567                  $ 12,828              $ 12,605
9/30/1999        $ 12,244             $ 11,846             $ 12,479                  $ 12,387              $ 13,641
9/30/2000        $ 12,858             $ 12,440             $ 13,249                  $ 12,999              $ 13,225
9/30/2001        $ 14,229             $ 13,767             $ 14,627                  $ 14,282              $ 13,847
9/30/2002        $ 15,449             $ 14,946             $ 15,934                  $ 15,543              $ 15,173
9/30/2003        $ 15,832             $ 15,317             $ 16,553                  $ 15,907              $ 16,325
9/30/2004        $ 16,481             $ 15,945             $ 17,315                  $ 16,871              $ 16,798
9/30/2005        $ 17,227             $ 16,667             $ 18,016                  $ 18,318              $ 17,385

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
           CLASS A(4)     1.10%      5.33%       5.24%              --
           CLASS B(5)    -0.17%      5.18%         --             4.93%
           CLASS C(6)     3.93%      5.36%         --             5.01%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.
(5) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the Class.
(6) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

                                                                               7
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CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of California Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                  THE FUND        (CLASS A SHARES)                                 LEHMAN BROTHERS       LIPPER CALIFORNIA
              (CLASS A SHARES)       AT MAXIMUM           LEHMAN BROTHERS       MUNICIPAL LONG CURRENT     MUNICIPAL DEBT
             AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)     FUNDS AVERAGE(3)
10/1/1995         $ 10,000            $  9,675               $ 10,000                  $ 10,000               $ 10,000
9/30/1996         $ 10,547            $ 10,204               $ 10,604                  $ 10,688               $ 10,674
9/30/1997         $ 11,432            $ 11,060               $ 11,560                  $ 11,647               $ 11,631
9/30/1998         $ 12,445            $ 12,040               $ 12,567                  $ 12,828               $ 12,662
9/30/1999         $ 11,935            $ 11,547               $ 12,479                  $ 12,387               $ 12,291
9/30/2000         $ 12,725            $ 12,311               $ 13,249                  $ 12,999               $ 13,060
9/30/2001         $ 14,138            $ 13,679               $ 14,627                  $ 14,282               $ 14,270
9/30/2002         $ 15,220            $ 14,725               $ 15,934                  $ 15,543               $ 15,350
9/30/2003         $ 15,363            $ 14,864               $ 16,553                  $ 15,907               $ 15,596
9/30/2004         $ 16,090            $ 15,567               $ 17,315                  $ 16,871               $ 16,319
9/30/2005         $ 16,875            $ 16,326               $ 18,016                  $ 18,318               $ 17,057

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
           CLASS A(4)     1.51%      5.10%       5.03%              --
           CLASS C(5)     4.20%      5.16%         --             4.87%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

8
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CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Connecticut Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER CONNECTICUTT
             (CLASS A SHARES)        AT MAXIMUM          LEHMAN BROTHERS       MUNICIPAL LONG CURRENT      MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)      FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675              $ 10,000                  $ 10,000                $ 10,000
9/30/1996        $ 10,570             $ 10,226              $ 10,604                  $ 10,688                $ 10,538
9/30/1997        $ 11,475             $ 11,102              $ 11,560                  $ 11,647                $ 11,417
9/30/1998        $ 12,429             $ 12,026              $ 12,567                  $ 12,828                $ 12,333
9/30/1999        $ 12,052             $ 11,660              $ 12,479                  $ 12,387                $ 12,088
9/30/2000        $ 12,572             $ 12,164              $ 13,249                  $ 12,999                $ 12,661
9/30/2001        $ 13,914             $ 13,462              $ 14,627                  $ 14,282                $ 13,902
9/30/2002        $ 15,137             $ 14,645              $ 15,934                  $ 15,543                $ 15,018
9/30/2003        $ 15,583             $ 15,077              $ 16,553                  $ 15,907                $ 15,434
9/30/2004        $ 16,350             $ 15,819              $ 17,315                  $ 16,871                $ 15,996
9/30/2005        $ 16,961             $ 16,410              $ 18,016                  $ 18,318                $ 16,476

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)     0.33%      5.47%       5.08%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Hawaii Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS        LIPPER HAWAII
             (CLASS A SHARES)        AT MAXIMUM          LEHMAN BROTHERS       MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675               $ 10,000                 $ 10,000              $ 10,000
9/30/1996        $ 10,593             $ 10,249               $ 10,604                 $ 10,688              $ 10,581
9/30/1997        $ 11,485             $ 11,112               $ 11,560                 $ 11,647              $ 11,433
9/30/1998        $ 12,471             $ 12,066               $ 12,567                 $ 12,828              $ 12,328
9/30/1999        $ 12,059             $ 11,667               $ 12,479                 $ 12,387              $ 12,039
9/30/2000        $ 12,654             $ 12,243               $ 13,249                 $ 12,999              $ 12,622
9/30/2001        $ 13,781             $ 13,333               $ 14,627                 $ 14,282              $ 13,845
9/30/2002        $ 14,991             $ 14,503               $ 15,934                 $ 15,543              $ 14,968
9/30/2003        $ 15,269             $ 14,773               $ 16,553                 $ 15,907              $ 15,458
9/30/2004        $ 15,908             $ 15,391               $ 17,315                 $ 16,871              $ 16,039
9/30/2005        $ 16,429             $ 15,895               $ 18,016                 $ 18,318              $ 16,433

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)    -0.06%      4.67%       4.75%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Minnesota Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER MINNESOTA
             (CLASS A SHARES)        AT MAXIMUM          LEHMAN BROTHERS       MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675              $ 10,000                  $ 10,000              $ 10,000
9/30/1996        $ 10,444             $ 10,105              $ 10,604                  $ 10,688              $ 10,517
9/30/1997        $ 11,381             $ 11,011              $ 11,560                  $ 11,647              $ 11,346
9/30/1998        $ 12,305             $ 11,905              $ 12,567                  $ 12,828              $ 12,233
9/30/1999        $ 11,970             $ 11,581              $ 12,479                  $ 12,387              $ 11,964
9/30/2000        $ 12,607             $ 12,197              $ 13,249                  $ 12,999              $ 12,459
9/30/2001        $ 13,941             $ 13,488              $ 14,627                  $ 14,282              $ 13,583
9/30/2002        $ 15,134             $ 14,642              $ 15,934                  $ 15,543              $ 14,595
9/30/2003        $ 15,675             $ 15,165              $ 16,553                  $ 15,907              $ 15,082
9/30/2004        $ 16,339             $ 15,808              $ 17,315                  $ 16,871              $ 15,705
9/30/2005        $ 17,114             $ 16,557              $ 18,016                  $ 18,318              $ 16,266

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                         1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)      1.39%      5.60%       5.17%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Missouri Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER MISSOURI
             (CLASS A SHARES)        AT MAXIMUM          LEHMAN BROTHERS       MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675               $ 10,000                 $ 10,000              $ 10,000
9/30/1996        $ 10,554             $ 10,211               $ 10,604                 $ 10,688              $ 10,566
9/30/1997        $ 11,422             $ 11,050               $ 11,560                 $ 11,647              $ 11,441
9/30/1998        $ 12,308             $ 11,908               $ 12,567                 $ 12,828              $ 12,342
9/30/1999        $ 12,031             $ 11,640               $ 12,479                 $ 12,387              $ 12,036
9/30/2000        $ 12,587             $ 12,178               $ 13,249                 $ 12,999              $ 12,594
9/30/2001        $ 13,988             $ 13,533               $ 14,627                 $ 14,282              $ 13,852
9/30/2002        $ 15,061             $ 14,571               $ 15,934                 $ 15,543              $ 14,934
9/30/2003        $ 15,539             $ 15,034               $ 16,553                 $ 15,907              $ 15,379
9/30/2004        $ 16,125             $ 15,601               $ 17,315                 $ 16,871              $ 15,948
9/30/2005        $ 16,812             $ 16,266               $ 18,016                 $ 18,318              $ 16,510

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)     0.86%      5.25%       4.99%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New Jersey Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER NEW JERSEY
             (CLASS A SHARES)        AT MAXIMUM          LEHMAN BROTHERS       MUNICIPAL LONG CURRENT     MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)   MUNICIPAL BOND INDEX(2)    COUPON BOND INDEX(2)     FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675              $ 10,000                  $ 10,000               $ 10,000
9/30/1996        $ 10,629             $ 10,284              $ 10,604                  $ 10,688               $ 10,544
9/30/1997        $ 11,506             $ 11,132              $ 11,560                  $ 11,647               $ 11,408
9/30/1998        $ 12,579             $ 12,171              $ 12,567                  $ 12,828               $ 12,330
9/30/1999        $ 12,110             $ 11,717              $ 12,479                  $ 12,387               $ 12,031
9/30/2000        $ 12,753             $ 12,339              $ 13,249                  $ 12,999               $ 12,566
9/30/2001        $ 14,082             $ 13,624              $ 14,627                  $ 14,282               $ 13,750
9/30/2002        $ 15,203             $ 14,709              $ 15,934                  $ 15,543               $ 14,752
9/30/2003        $ 15,402             $ 14,902              $ 16,553                  $ 15,907               $ 15,185
9/30/2004        $ 16,001             $ 15,481              $ 17,315                  $ 16,871               $ 15,772
9/30/2005        $ 16,709             $ 16,166              $ 18,016                  $ 18,318               $ 16,411

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
             SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)     1.10%      4.84%       4.93%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of New York Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS         LIPPER NEW YORK
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT     MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)     FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675              $ 10,000                  $ 10,000               $ 10,000
9/30/1996        $ 10,488             $ 10,147              $ 10,604                  $ 10,688               $ 10,570
9/30/1997        $ 11,327             $ 10,959              $ 11,560                  $ 11,647               $ 11,474
9/30/1998        $ 12,350             $ 11,949              $ 12,567                  $ 12,828               $ 12,440
9/30/1999        $ 11,951             $ 11,563              $ 12,479                  $ 12,387               $ 12,059
9/30/2000        $ 12,626             $ 12,216              $ 13,249                  $ 12,999               $ 12,680
9/30/2001        $ 14,061             $ 13,604              $ 14,627                  $ 14,282               $ 13,937
9/30/2002        $ 15,396             $ 14,896              $ 15,934                  $ 15,543               $ 15,074
9/30/2003        $ 15,789             $ 15,276              $ 16,553                  $ 15,907               $ 15,489
9/30/2004        $ 16,473             $ 15,937              $ 17,315                  $ 16,871               $ 16,099
9/30/2005        $ 17,038             $ 16,484              $ 18,016                  $ 18,318               $ 16,686

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS   INCEPTION
           CLASS A(4)     0.10%      5.48%      5.13%          --
           CLASS C(5)     2.87%      5.53%        --         5.03%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Texas Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS         LIPPER TEXAS
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000              $ 10,000
9/30/1996        $ 10,610             $ 10,265             $ 10,604                   $ 10,688              $ 10,628
9/30/1997        $ 11,591             $ 11,215             $ 11,560                   $ 11,647              $ 11,553
9/30/1998        $ 12,662             $ 12,251             $ 12,567                   $ 12,828              $ 12,518
9/30/1999        $ 12,034             $ 11,643             $ 12,479                   $ 12,387              $ 12,075
9/30/2000        $ 12,533             $ 12,125             $ 13,249                   $ 12,999              $ 12,499
9/30/2001        $ 13,950             $ 13,497             $ 14,627                   $ 14,282              $ 13,698
9/30/2002        $ 15,282             $ 14,786             $ 15,934                   $ 15,543              $ 14,758
9/30/2003        $ 15,790             $ 15,277             $ 16,553                   $ 15,907              $ 15,267
9/30/2004        $ 16,361             $ 15,830             $ 17,315                   $ 16,871              $ 15,789
9/30/2005        $ 16,909             $ 16,360             $ 18,016                   $ 18,318              $ 16,261

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)    -0.05%      5.47%       5.04%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Other State Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER OTHER STATES
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT      MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)      FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000                $ 10,000
9/30/1996        $ 10,680             $ 10,333             $ 10,604                   $ 10,688                $ 10,576
9/30/1997        $ 11,729             $ 11,348             $ 11,560                   $ 11,647                $ 11,421
9/30/1998        $ 12,841             $ 12,423             $ 12,567                   $ 12,828                $ 12,310
9/30/1999        $ 12,305             $ 11,905             $ 12,479                   $ 12,387                $ 12,028
9/30/2000        $ 12,908             $ 12,489             $ 13,249                   $ 12,999                $ 12,582
9/30/2001        $ 14,319             $ 13,854             $ 14,627                   $ 14,282                $ 13,733
9/30/2002        $ 15,566             $ 15,060             $ 15,934                   $ 15,543                $ 14,740
9/30/2003        $ 15,994             $ 15,474             $ 16,553                   $ 15,907                $ 15,092
9/30/2004        $ 16,594             $ 16,055             $ 17,315                   $ 16,871                $ 15,606
9/30/2005        $ 17,298             $ 16,735             $ 18,016                   $ 18,318                $ 16,032

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
           CLASS A(4)     0.91%      5.35%      5.30%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Insured Municipal Debt Funds and the Lehman Brothers 3-10 Year Insured Tax-Exempt Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)     LEHMAN BROTHERS 3-10 YR    LIPPER INSURED
             (CLASS A SHARES)        AT MAXIMUM          INSURED TAX-EXEMPT       MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)          BOND INDEX(2)        FUNDS AVERAGE(3)
7/1/2003         $ 10,000             $  9,675                $ 10,000               $ 10,000
9/30/2003        $ 10,027             $  9,701                $ 10,055               $  9,978
12/31/2003       $ 10,126             $  9,797                $ 10,134               $ 10,094
3/31/2004        $ 10,242             $  9,909                $ 10,263               $ 10,218
6/30/2004        $ 10,013             $  9,688                $ 10,038               $  9,948
9/30/2004        $ 10,312             $  9,977                $ 10,378               $ 10,318
12/31/2004       $ 10,358             $ 10,021                $ 10,452               $ 10,417
3/31/2005        $ 10,267             $  9,933                $ 10,356               $ 10,368
6/30/2005        $ 10,497             $ 10,156                $ 10,601               $ 10,670
9/30/2005        $ 10,453             $ 10,113                $ 10,570               $ 10,618

           AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
          SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    LIFE OF CLASS
          CLASS A(4)     -1.89%          0.43%
          CLASS B(5)     -3.39%         -0.11%
          CLASS C(6)      0.61%          1.16%
          CLASS P(7)      1.16%          1.74%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return. The Class A share inception date is June 30, 2003.
(5) Class B shares were first offered on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the Class.
(6) Class C shares were first offered on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(7) Class P shares were first offered on June 30, 2003. Performance is at net asset value.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Florida Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS        LIPPER FLORIDA
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000              $ 10,000
9/30/1996        $ 10,496             $ 10,155             $ 10,604                   $ 10,688              $ 10,575
9/30/1997        $ 11,294             $ 10,927             $ 11,560                   $ 11,647              $ 11,431
9/30/1998        $ 12,219             $ 11,822             $ 12,567                   $ 12,828              $ 12,375
9/30/1999        $ 11,774             $ 11,391             $ 12,479                   $ 12,387              $ 12,024
9/30/2000        $ 12,272             $ 11,873             $ 13,249                   $ 12,999              $ 12,593
9/30/2001        $ 13,584             $ 13,142             $ 14,627                   $ 14,282              $ 13,797
9/30/2002        $ 14,684             $ 14,207             $ 15,934                   $ 15,543              $ 14,813
9/30/2003        $ 15,069             $ 14,579             $ 16,553                   $ 15,907              $ 15,223
9/30/2004        $ 15,540             $ 15,035             $ 17,315                   $ 16,871              $ 15,789
9/30/2005        $ 16,081             $ 15,559             $ 18,016                   $ 18,318              $ 16,380

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
          CLASS A(4)      0.16%      4.88%       4.52%              --
          CLASS C(5)      2.65%      4.83%         --             4.33%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.
(5) Class C shares were first offered on July 15, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Georgia Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS        LIPPER GEORGIA
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000              $ 10,000
9/30/1996        $ 10,734             $ 10,385             $ 10,604                   $ 10,688              $ 10,594
9/30/1997        $ 11,779             $ 11,397             $ 11,560                   $ 11,647              $ 11,543
9/30/1998        $ 13,009             $ 12,586             $ 12,567                   $ 12,828              $ 12,514
9/30/1999        $ 12,577             $ 12,169             $ 12,479                   $ 12,387              $ 12,121
9/30/2000        $ 13,420             $ 12,984             $ 13,249                   $ 12,999              $ 12,749
9/30/2001        $ 15,126             $ 14,634             $ 14,627                   $ 14,282              $ 13,982
9/30/2002        $ 16,528             $ 15,991             $ 15,934                   $ 15,543              $ 15,095
9/30/2003        $ 17,058             $ 16,504             $ 16,553                   $ 15,907              $ 15,537
9/30/2004        $ 17,833             $ 17,253             $ 17,315                   $ 16,871              $ 16,034
9/30/2005        $ 18,589             $ 17,985             $ 18,016                   $ 18,318              $ 16,488

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
          CLASS A(4)      0.85%      6.03%      6.04%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Lehman Brothers Municipal Bond 50-50 Investment Grade/High Yield Index, the Lehman Brothers Municipal Bond Index, and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                             LEHMAN BROTHERS MUNICIPAL    LIPPER HIGH YIELD
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS          BOND 50-50 INVESTMENT       MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)    GRADE/HIGH YIELD INDEX(2)    FUNDS AVERAGE(3)
12/30/2004       $ 10,000             $  9,675             $ 10,000                    $ 10,000                 $ 10,000
12/31/2004       $ 10,016             $  9,690             $ 10,010
 1/31/2005       $ 10,178             $  9,847             $ 10,103                    $ 10,106                 $ 10,095
 2/28/2005       $ 10,210             $  9,878             $ 10,070                    $ 10,122                 $ 10,125
 3/31/2005       $ 10,190             $  9,859             $ 10,006                    $ 10,093                 $ 10,113
 4/30/2005       $ 10,343             $ 10,007             $ 10,164                    $ 10,275                 $ 10,249
 5/31/2005       $ 10,425             $ 10,086             $ 10,237                    $ 10,371                 $ 10,337
 6/30/2005       $ 10,549             $ 10,206             $ 10,300                    $ 10,462                 $ 10,423
 7/31/2005       $ 10,569             $ 10,226             $ 10,254                    $ 10,466                 $ 10,453
 8/31/2005       $ 10,710             $ 10,362             $ 10,357                    $ 10,553                 $ 10,547
 9/30/2005       $ 10,580             $ 10,236             $ 10,278                    $ 10,451                 $ 10,479

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                                LIFE OF CLASS
          CLASS A(4)                     2.35%
          CLASS B(5)                     0.80%
          CLASS C(6)                     4.79%
          CLASS P(7)                     5.86%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Indexes and average are calculated from December 31, 2004 to September 30, 2005.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2005, is calculated using SEC required uniform method to compute total return. The Class A inception date is December 30, 2004.
(5) Class B shares were first offered on December 30, 2004. Performance reflects the deduction of a CDSC of 5% for the life of Class.
(6) Class C shares were first offered on December 30, 2004. Performance reflects a 1% CDSC for Class C shares for life of Class.
(7) Class P shares were first offered on December 30, 2004. Performance is at net asset value.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Michigan Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER MICHIGAN
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT    MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)    FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000              $ 10,000
9/30/1996        $ 10,575             $ 10,231             $ 10,604                   $ 10,688              $ 10,572
9/30/1997        $ 11,518             $ 11,144             $ 11,560                   $ 11,647              $ 11,438
9/30/1998        $ 12,517             $ 12,110             $ 12,567                   $ 12,828              $ 12,362
9/30/1999        $ 12,154             $ 11,759             $ 12,479                   $ 12,387              $ 12,051
9/30/2000        $ 12,915             $ 12,495             $ 13,249                   $ 12,999              $ 12,634
9/30/2001        $ 14,493             $ 14,022             $ 14,627                   $ 14,282              $ 13,853
9/30/2002        $ 15,880             $ 15,364             $ 15,934                   $ 15,543              $ 14,936
9/30/2003        $ 16,382             $ 15,849             $ 16,553                   $ 15,907              $ 15,362
9/30/2004        $ 16,952             $ 16,401             $ 17,315                   $ 16,871              $ 15,884
9/30/2005        $ 17,562             $ 16,991             $ 18,016                   $ 18,318              $ 16,348

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
          CLASS A(4)      0.21%      5.66%       5.45%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's Average of Pennsylvania Municipal Debt Funds, the Lehman Brothers Municipal Bond Index, and the Lehman Brothers Municipal Long Current Coupon Bond Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                      THE FUND
                 THE FUND         (CLASS A SHARES)                                LEHMAN BROTHERS       LIPPER PENNSYLVANIA
             (CLASS A SHARES)        AT MAXIMUM         LEHMAN BROTHERS        MUNICIPAL LONG CURRENT     MUNICIPAL DEBT
            AT NET ASSET VALUE   OFFERING PRICE(1)  MUNICIPAL BOND INDEX(2)     COUPON BOND INDEX(2)     FUNDS AVERAGE(3)
10/1/1995        $ 10,000             $  9,675             $ 10,000                   $ 10,000               $ 10,000
9/30/1996        $ 10,590             $ 10,246             $ 10,604                   $ 10,688               $ 10,586
9/30/1997        $ 11,526             $ 11,152             $ 11,560                   $ 11,647               $ 11,468
9/30/1998        $ 12,585             $ 12,176             $ 12,567                   $ 12,828               $ 12,367
9/30/1999        $ 12,222             $ 11,824             $ 12,479                   $ 12,387               $ 12,019
9/30/2000        $ 12,847             $ 12,430             $ 13,249                   $ 12,999               $ 12,546
9/30/2001        $ 14,270             $ 13,806             $ 14,627                   $ 14,282               $ 13,741
9/30/2002        $ 15,493             $ 14,989             $ 15,934                   $ 15,543               $ 14,800
9/30/2003        $ 15,883             $ 15,367             $ 16,553                   $ 15,907               $ 15,248
9/30/2004        $ 16,595             $ 16,055             $ 17,315                   $ 16,871               $ 15,814
9/30/2005        $ 17,353             $ 16,789             $ 18,016                   $ 18,318               $ 16,422

               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIODS ENDED SEPTEMBER 30, 2005

                        1 YEAR    5 YEARS    10 YEARS
          CLASS A(4)      1.12%      5.52%       5.31%

(1) Reflects the deduction of the maximum initial sales charge of 3.25%.
(2) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(3) Source: Lipper, Inc.
(4) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2005, is calculated using the SEC required uniform method to compute total return.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes; also, certain Funds do not yet have effective Rule 12b-1 plans under which distribution and service fees are paid); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 through September 30, 2005).

ACTUAL EXPENSES

     For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 4/1/05 - 9/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,028.70   $      4.68
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.46   $      4.66
CLASS B
Actual                                       $  1,000.00   $  1,025.30   $      7.97
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,017.20   $      7.94
CLASS C
Actual                                       $  1,000.00   $  1,025.40   $      7.97
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,017.20   $      7.94

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.92% for Class A, and 1.57% for Classes B and C) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         59.99%
AA+                          8.67%
Aa1                          0.40%
AA                           5.53%
Aa2                          1.21%
AA-                          3.90%
Aa3                          2.14%
A+                           3.47%
A                            5.89%
A-                           0.74%
A3                           0.95%
BBB+                         3.90%
Baa1                         0.27%
BBB                          1.46%
Short-Term Investments       1.48%
Total                      100.00%

*   Represents percent of total investments.

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,030.70   $      4.78
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.36   $      4.76
CLASS C
Actual                                       $  1,000.00   $  1,027.40   $      8.08
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,017.10   $      8.04

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.94% for Class A, and 1.59% for Class C) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         76.71%
AA                           0.88%
AA-                          0.36%
Aa3                          0.88%
A+                           1.72%
A1                           2.09%
A                            2.50%
A-                           2.46%
A3                           0.29%
BBB+                         3.45%
BBB                          1.68%
Baa3                         1.86%
SP-1+                        2.21%
Not Rated                    0.93%
Short-Term Investment        1.98%
Total                      100.00%

*   Represents percent of total investments.

CONNECTICUT TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,025.00   $      3.71
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.41   $      3.70

+ Expenses are equal to the Fund's annualized expense ratio of 0.73% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         66.44%
AA+                          1.14%
Aa1                          0.12%
AA                           8.70%
AA-                          0.48%
Aa3                          5.70%
A+                           3.76%
A                            0.80%
A2                           3.19%
A-                           1.15%
BBB+                         2.32%
BBB                          5.07%
BBB-                         1.13%
Short-Term Investment        0.00%(a)
Total                      100.00%

*   Represents percent of total investments.

(a) Amount is less than 0.01%.

HAWAII TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING       ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,022.50   $      4.82
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.31   $      4.81

+ Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         78.38%
AA                           1.38%
Aa2                          1.52%
AA-                          1.42%
A-                           2.15%
BBB+                        13.24%
BBB                          1.91%
Total                      100.00%

*   Represents percent of total investments.

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,027.50   $      3.61
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.51   $      3.60

+ Expenses are equal to the Fund's annualized expense ratio of 0.71% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         66.82%
AA+                          8.49%
AA                           3.13%
Aa2                          0.24%
Aa3                          0.63%
A+                           0.47%
A                            0.95%
A2                           2.96%
A3                           5.02%
A-                           7.26%
BBB+                         1.30%
Baa1                         2.12%
Baa2                         0.61%
Total                      100.00%

*   Represents percent of total investments.

MISSOURI TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,027.90   $      3.35
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.76   $      3.34

+ Expenses are equal to the Fund's annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                 %*
AAA                         71.72%
AA+                          6.24%
AA                           8.47%
AA-                          0.90%
A+                           0.64%
A2                           0.72%
A-                           3.82%
BBB+                         5.11%
BBB                          2.38%
Total                      100.00%

*   Represents percent of total investments.

NEW JERSEY TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,027.80   $      4.83
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.31   $      4.81

+ Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AA                          75.82%
AA+                          1.53%
Aa1                          2.50%
AA                           4.00%
AA-                          2.62%
A+                           0.80%
A                            5.46%
A2                           0.32%
A-                           0.76%
BBB+                         3.65%
Baa1                         1.49%
BBB                          0.96%
Short-Term Investment        0.09%
Total                      100.00%

*   Represents percent of total investments.

NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,024.80   $     3.15
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.96   $     3.14
CLASS C
Actual                                       $  1,000.00   $  1,021.70   $     6.49
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,018.65   $     6.48

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.62% for Class A and 1.28% for Class C) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         41.97%
AA+                          5.68%
Aa1                          0.03%
AA                           5.73%
Aa2                          1.60%
AA-                         11.88%
A+                          11.81%
A                            1.20%
A-                           1.94%
A3                           0.11%
BBB+                         8.47%
BBB                          6.40%
BBB-                         0.31%
Ba2                          0.44%
Not Rated                    1.38%
Short-Term Investment        1.05%
Total                      100.00%

*   Represents percent of total investments.

TEXAS TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,021.70   $      4.81
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.31   $      4.81

+ Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         60.32%
AA+                         10.68%
Aa1                         10.62%
AA                           1.35%
AA-                          1.47%
A+                           5.42%
A                            2.57%
BBB+                         4.44%
BBB                          2.40%
Not Rated                    0.73%
Short-Term Investment        0.00%(a)
Total                      100.00%

*   Represents percent of total investments.

(a) Amount is less than 0.01%.

WASHINGTON TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,025.00   $      3.35
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.76   $      3.34

+ Expenses are equal to the Fund's annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         77.10%
AA+                          2.29%
AA                           3.44%
A-                           3.22%
A3                           0.84%
BBB+                         7.39%
BBB                          2.19%
Baa3                         1.59%
Short-Term Investment        1.94%
Total                      100.00%

*   Represents percent of total investments.

INSURED INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,018.10   $      1.26
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,023.82   $      1.27
CLASS B
Actual                                       $  1,000.00   $  1,013.80   $      5.05
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.05   $      5.06
CLASS C
Actual                                       $  1,000.00   $  1,013.80   $      5.05
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.05   $      5.06
CLASS P
Actual                                       $  1,000.00   $  1,017.10   $      2.28
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,022.81   $      2.28

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, and 0.45% for Class P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         99.41%
Short-Term Investments       0.59%
Total                      100.00%

*   Represents percent of total investments.

FLORIDA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,023.70   $      3.71
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.41   $      3.70
CLASS C
Actual                                       $  1,000.00   $  1,020.70   $      6.74
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,018.40   $      6.73

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.73% for Class A, and 1.33% for Class C) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         79.86%
AA                           0.63%
AA-                          2.91%
A+                           8.26%
A1                           0.32%
A                            1.45%
BBB+                         4.39%
BBB                          1.78%
Short-Term Investment        0.40%
Total                      100.00%

*   Represents percent of total investments.

GEORGIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,025.60   $      3.10
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,022.01   $      3.09

+ Expenses are equal to the Fund's annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         56.64%
AA+                          2.24%
AA                          13.54%
AA-                          0.63%
Aa3                          1.44%
A1                           1.05%
A                            1.01%
A2                           1.04%
A-                           2.84%
A3                           2.22%
BBB+                        13.65%
Baa1                         0.53%
BBB                          3.07%
Not Rated                    0.10%
Total                      100.00%

*   Represents percent of total investments.

HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,038.30   $        --
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,025.07   $        --
CLASS B
Actual                                       $  1,000.00   $  1,038.30   $        --
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,025.07   $        --
CLASS C
Actual                                       $  1,000.00   $  1,038.30   $        --
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,025.07   $        --
CLASS P
Actual                                       $  1,000.00   $  1,038.90   $        --
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,025.07   $        --

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.00% for Classes A, B, C, and P) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         13.71%
AA+                          0.25%
Aa1                          0.57%
AA                           0.35%
Aa2                          3.04%
AA-                          0.58%
Aa3                          0.13%
A+                           3.61%
A1                           0.58%
A                            0.84%
A-                           4.70%
A3                           2.35%
BBB+                         2.98%
Baa1                         1.23%
BBB                         16.18%
Baa2                         0.06%
BBB-                         2.67%
Baa3                         1.27%
BB+                          6.31%
Ba1                          1.99%
BB                           2.95%
Ba2                          0.57%
BB-                          0.50%
B1                           0.25%
B                            1.88%
B2                           1.21%
B-                           0.23%
CCC                          1.10%
Not Rated                   27.91%
Short-Term Investments       0.00%(a)
Total                      100.00%

*   Represents percent of total investments.

(a) Amount is less than 0.01%.

MICHIGAN TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,024.70   $      3.20
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,021.91   $      3.19

+ Expenses are equal to the Fund's annualized expense ratio of 0.63% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         86.70%
AA+                          1.43%
AA                           7.06%
BBB+                         4.81%
Total                      100.00%

*   Represents percent of total investments.

PENNSYLVANIA TAX-FREE TRUST
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING      ENDING       EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          4/1/05 -
                                               4/1/05        9/30/05       9/30/05
                                               ------        -------       -------
CLASS A
Actual                                       $  1,000.00   $  1,026.50      $   4.47
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,020.66      $   4.46

+ Expenses are equal to the Fund's annualized expense ratio of 0.88% multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
SEPTEMBER 30, 2005

CREDIT RATING:

S&P OR MOODY'S                %*
AAA                         69.85%
AA                           5.94%
AA-                          1.61%
Aa3                          1.28%
A1                           2.70%
A                            2.61%
A-                           1.12%
BBB+                        10.24%
BBB                          4.65%
Total                      100.00%

*   Represents percent of total investments.

SCHEDULE OF INVESTMENTS
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.51%

EDUCATION 12.66%
Allegheny Cnty PA Higher Ed
Bldg Auth Carnegie Mellon Univ                 5.125%     3/1/2032          AA-      $   2,000   $    2,093,740
CA Edl Facs Auth Rev Univ South
CA Ser A                                        5.00%    10/1/2033          AA+         10,000       10,444,100
DE St Econ Dev Auth Rev DE
Tech Pk Univ DE Pj(2)                           6.00%     2/1/2021          AAA            900          999,900
Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)                        6.25%    11/1/2021            A            450          484,479
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                           5.75%    5/15/2021           A-          1,000        1,093,560
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                          5.875%    5/15/2031           A-          1,000        1,078,350
LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(16)               6.375%     5/1/2031          AAA          2,290        2,565,831
Los Angeles CA Unif Sch Dist Ser A(16)          5.00%     1/1/2028          AAA         12,950       13,575,356
MA St Dev Fin Agy Rev Boston
Univ Ser P                                     5.375%    5/15/2039           A3          1,000        1,090,550
MA St Dev Fin Agy Rev Boston
Univ Ser P                                      6.00%    5/15/2059           A3          1,000        1,181,480
MA St Hlth & Edl Facs Auth Rev
Boston College Ser N(15)(16)                   5.125%     6/1/2033          AAA          3,810        4,005,377
Milledgeville-Baldwin Cnty GA Fndtn
GA St College & St Univ                         6.00%     9/1/2033          BBB          3,000        3,194,790
NY St Dorm Auth Rev Fashion
Inst Tech(12)                                   5.50%     7/1/2030          AAA            400          432,920
OR St Hlth Hsg Ed & Cul Facs
Auth Reed College Pj Ser A                      5.75%     7/1/2032          AA-          3,800        4,124,292
TN St Sch Bd Auth Higher Edl Facs
Ser A(12)                                      5.125%     5/1/2021          AAA            615          654,255
Tulsa OK Ind Auth Rev Ser A(16)                5.375%    10/1/2020          Aaa          3,170        3,430,859
Univ Central AR Rev Hsg Sys(12)                 6.50%     1/1/2031          AAA          2,425        2,750,993
Univ MA Bldg Auth Sen Comwlth
Ser 4-A(16)                                    5.125%    11/1/2034          AAA          5,000        5,291,600
Univ NC Sys Pool Rev Ser A(2)                   5.00%     4/1/2027          AAA          1,800        1,888,650
Univ NC Univ Rev Gen                            5.00%    12/1/2028          AA+          2,015        2,119,558
Univ VA Univ Rev Residuals
Ser 856 RIBs                                    6.99%     6/1/2019          Aaa          1,925        2,194,885
Univ VA Univ Rev Residuals
Ser 856 RIBs                                    6.99%     6/1/2020          Aaa          2,022        2,297,762

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Univ VA Univ Rev Residuals
Ser 856 RIBs                                    6.99%     6/1/2021          Aaa      $   2,122   $    2,411,372
Univ VT & St Agric College VT(2)               5.125%    10/1/2037          AAA          1,150        1,206,741
WV Univ Rev Univ Sys WV Pj
Ser A(2)                                 Zero Coupon      4/1/2024          AAA          2,880        1,215,619
WV Univ Rev Univ Sys WV Pj Ser A(2)      Zero Coupon      4/1/2026          AAA            800          302,704
                                                                                                 --------------
TOTAL                                                                                                72,129,723
                                                                                                 --------------

GENERAL OBLIGATION 12.77%
Bessemer AL School Warrants(2)                  5.60%     2/1/2030          Aaa          2,000        2,176,120
CA St                                           5.10%     2/1/2034            A          4,655        4,790,647
CA St                                           5.25%     4/1/2034            A          7,500        7,947,525
CA St Rep                                       5.25%     2/1/2029            A         10,000       10,610,100
Campbell CA Union Sch Dist
Election 2002 Ser B(11)                         5.50%     8/1/2033          AAA          5,000        5,504,150
Cook Cnty IL Cap Impt Ser B(16)                 5.00%   11/15/2029          AAA          5,000        5,230,600
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                           7.75%     7/1/2027          AAA          1,000        1,417,650
Fairfield OH City Sch Dist
Ref Sch Impt(11)                               5.375%    12/1/2020          AAA          1,410        1,549,463
Foothill-De Anza CA Cmnty
College Dist Cap Apprec(16)              Zero Coupon      8/1/2030          AAA          4,505        1,351,410
Jefferson Cnty AL Sch Warrants(12)              5.50%    2/15/2020          AAA          1,000        1,072,250
Lake Orion MI Cmnty Sch Dist Ser B              5.25%     5/1/2025           AA          4,900        5,171,901
Linn Cnty OR Sch Dist No 55
Unrefunded Bal(12)                              5.50%    6/15/2025          AAA            310          337,237
Marion OH City Sch Dist Sch
Fac Constr & Impt(12)                          5.625%    12/1/2022          AAA            500          548,170
New York NY Ser K                               5.00%     8/1/2023           A+          4,140        4,332,758
New York NY Unrefunded
Bal Ser A                                       6.00%    5/15/2030           A+            240          264,898
OR St Alternate Energy Pj Ser A AMT             5.00%     1/1/2015          AA-          1,315        1,354,897
OR St Alternate Energy Pj Ser A AMT             5.05%     1/1/2016          AA-          1,795        1,857,681
OR St Alternate Energy Pj Ser A AMT             5.10%     1/1/2017          AA-            980        1,013,888
Powell OH(11)                                   5.50%    12/1/2032          AAA          1,280        1,393,395
Richland Cnty SC                               5.375%     3/1/2030           AA          1,140        1,236,524
Richland Cnty SC                               5.375%     3/1/2031           AA          1,195        1,293,803
Richland Cnty SC                               5.375%     3/1/2032           AA          1,255        1,356,266
Richland Cnty SC                               5.375%     3/1/2033           AA          1,320        1,424,755

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Richmond VA(12)                                 5.50%    1/15/2018          AAA      $     500   $      546,380
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                    5.25%    2/15/2028          AAA          1,000        1,068,250
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD                                    5.25%    2/15/2031          AAA          1,100        1,174,272
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(16)                4.75%     5/1/2021          AAA            700          716,576
Whitehall MI Dist Sch                           5.50%     5/1/2019           AA          1,400        1,516,886
Wood Cnty OH Pub Libr Impt(16)                 5.875%    12/1/2022          Aaa          1,000        1,127,550
WV St Ser D(11)                                 6.50%    11/1/2026          AAA          2,000        2,465,400
Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(12)                        5.60%     9/1/2020          Aaa            855          925,640
                                                                                                 --------------
TOTAL                                                                                                72,777,042
                                                                                                 --------------

HEALTHCARE 16.21%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)                      6.20%    11/1/2029            A          1,000        1,068,610
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(11)                       5.50%     6/1/2014          Aaa          1,130        1,266,967
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                 5.25%     7/1/2035         BBB+          5,000        5,161,250
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A                       5.50%     1/1/2034           A-          1,990        2,111,509
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)                         5.00%    2/15/2015          AAA          1,600        1,692,752
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)                         5.00%    2/15/2016          AAA          1,000        1,052,790
CO Hlth Fac Auth Rev Catholic Hlth              5.25%     9/1/2024           AA          5,065        5,294,596
CO Hlth Fac Auth Rev Hosp
Poudre Vly Hlthcare F                           5.00%     3/1/2025         BBB+          5,560        5,630,501
CT St Hlth & Edl Facs Auth
Rev Kent Sch Ser D(16)                         4.375%     7/1/2023          Aaa            350          350,641
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A                    5.50%    8/15/2022            A          1,000        1,056,720
Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(16)                      5.375%     6/1/2027          AAA          1,000        1,048,410
Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(11)                 5.25%    5/15/2034          AAA          3,395        3,589,839
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                         6.375%     6/1/2029            A          2,500        2,768,175

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                6.00%   11/15/2031           A+      $   2,750   $    2,992,138
Highlands Cnty FL Fac Auth
Rev Hosp Adventist Hlth Ser D(d)                5.00%#  11/15/2035           A+          5,500        5,613,520
IL Fin Auth Rev Northwestern
Mem Hosp Ser A                                  5.25%    8/15/2034          AA+         10,000       10,580,000
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(16)                   Zero Coupon     10/1/2025          AAA          4,300        1,669,346
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(16)              6.00%     7/1/2029          AAA          1,000        1,106,190
Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(13)                         5.70%    1/20/2041          AAA          2,490        2,656,058
MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp                     6.50%     7/1/2026            A          1,000        1,123,910
MD St Hlth & Higher Edl Facs
Univ MD Med Sys                                 6.75%     7/1/2030           A3          1,950        2,205,333
Minneapolis & St Paul MN Hsg
Hlthpartners Oblig Grp Pj                      5.875%    12/1/2029         BBB+          2,100        2,239,041
MO St Hlth & Edl Facs Auth
Rites PA 1049 RIBs(2)                         11.987%     6/1/2010          AAA(b)         855        1,101,813
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(12)                       6.00%     1/1/2030          Aaa            615          678,800
NH Hlth & Edl Facs Auth Rev                     6.00%    10/1/2024           A+            250          272,233
NH Hlth & Edl Facs
Dartmouth-Hitchcock Oblig Grp(12)               5.50%     8/1/2027          AAA          3,500        3,841,180
NH Hlth & Edl Facs Exeter Pj                    5.75%    10/1/2031           A+          1,550        1,645,821
NH St Hlth & Ed Concord Hosp(12)                5.50%    10/1/2021          Aaa            710          770,236
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                   5.75%     7/1/2031            A          3,065        3,303,856
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)                                 5.25%   11/15/2019          AAA          2,000        2,157,860
Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                           5.75%    12/1/2027            A          1,000        1,078,860
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(12)                              6.125%     6/1/2024          AAA          2,990        3,034,282
RI St Hlth & Ed Bldg RI Hlth                    6.50%    8/15/2032         BBB+          1,000        1,113,130
RI St Hlth & Ed Bldg Roger
Williams Rlty(9)                                6.50%     8/1/2029           AA          1,240        1,393,648
SC Jobs Econ Dev Auth Hosp Facs Rev            6.375%     8/1/2034         BBB+          2,000        2,188,240
St Cloud MN Hlthcare Rev Hosp
Oblig Grp Ser A(12)                             6.25%     5/1/2018          Aaa          3,320        3,727,895

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Sullivan Cnty TN Hlth Ed &
Hsg Fac Bd Rev Hosp                             6.25%     9/1/2022         BBB+      $   2,000   $    2,179,360
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                    6.00%     7/1/2027         Baa1          1,500        1,578,660
                                                                                                 --------------
TOTAL                                                                                                92,344,170
                                                                                                 --------------

HOUSING 5.58%
ID Hsg Agy Sing Fam Mtg Ser F AMT(7)(9)         7.45%     7/1/2015          Aaa            135          136,701
ID Hsg & Fin Assn SF Mtg AMT                    5.25%     7/1/2033          Aaa            395          401,869
Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)               5.30%    12/1/2020          AAA          1,170        1,203,918
KY Hsg Corp Hsg Rev Ser D AMT                   5.25%     7/1/2022          AAA            500          514,685
LA Hsg Fin Agy Mtg Rev Sing
Fam Hmownr B AMT(14)                            5.80%     6/1/2036          Aaa          2,000        2,158,580
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT                      5.375%     9/1/2022          Aa2          4,160        4,228,723
MD St Cmnty Dev Admin
Residential Ser F AMT                           5.50%     9/1/2022          Aa2          2,500        2,562,000
Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(14)             6.25%    11/1/2030          AAA            230          243,848
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT                                 5.60%     7/1/2022          AA+            220          225,795
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Pg A-1 AMT(14)               5.90%     9/1/2035          AAA          2,000        2,154,540
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(14)              6.25%     3/1/2031          AAA            150          153,122
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)                 Zero Coupon      3/1/2029          AAA            465          130,777
MT St Bd Hsg Sing Fam Mtg Ser A-1(7)(9)         6.05%    12/1/2037          AA+          4,255        4,402,180
MT St Bd Hsg Sing Fam Mtg
Ser A-1 AMT                                     5.60%    12/1/2035          AA+          5,000        5,327,100
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT                                      6.25%     3/1/2012           AA            460          465,258
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(14)                             6.00%    12/1/2018          Aaa            300          301,083
OK Hsg Fin Agy Sing Fam Mtg
Ser B-1(14)                                     5.30%     9/1/2026          Aaa             75           76,882
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(14)                   Zero Coupon      3/1/2029          Aaa          2,610          752,071
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1                       Zero Coupon      3/1/2029          Aaa          1,325          372,881
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(14)               Zero Coupon      9/1/2030          Aaa          1,265          270,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Pinellas Cnty FL Hsg Fin Auth Sing Fam
Hsg Rev Multi Cnty Pg Ser A-1 AMT(14)           5.50%     9/1/2035          Aaa      $     980   $    1,036,566
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(8)(14)                       6.15%     8/1/2019          AAA             15           15,639
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(12)                                5.50%    11/1/2021          AAA          2,210        2,282,333
WV St Hsg Dev Fd Hsg Fin Ser B AMT              5.25%    11/1/2018          AAA          2,345        2,382,004
                                                                                                 --------------
TOTAL                                                                                                31,798,595
                                                                                                 --------------

INDUSTRIAL 0.99%
Clark Cnty NV Indl Dev Rev
Ser C AMT(2)                                    5.95%    12/1/2038          AAA          3,320        3,637,525
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                  5.875%     2/1/2036           A+            500          514,320
RI St Econ Dev Providence
Place Mall(17)                                 6.125%     7/1/2020           AA            550          611,881
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                 7.375%    10/1/2020          AA+            650          858,045
                                                                                                 --------------
TOTAL                                                                                                 5,621,771
                                                                                                 --------------

LEASE 3.33%
AZ St Ser A COP(16)                             5.00%    11/1/2020          AAA            200          210,390
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)                      5.75%    12/1/2018          Aaa            555          596,098
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)                      5.75%    12/1/2019          Aaa            315          338,326
Charlotte NC Govt Fac Pj Ser G COP             5.375%     6/1/2026          AA+          2,250        2,456,820
Grand Rapids MI Pub Sch(16)                     5.00%    11/1/2021          AAA            250          263,527
Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                        5.50%    12/1/2028          AA-          5,500        5,935,985
Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj                      6.125%    11/1/2019          Aa1          1,000        1,120,220
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj                          5.00%    12/1/2029         BBB+          1,750        1,756,265
Murray City UT Muni Bldg Auth
Lease Rev Ser A(2)                              5.30%    12/1/2021          Aaa          2,925        3,120,653
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(19)                         5.00%     3/1/2022          AAA          1,000        1,049,630
St Paul MN Port Auth Lease
Rev Office Bldg                                 5.00%    12/1/2022          AA+          1,000        1,049,580
West Vly City UT Muni Bldg(2)                   5.50%     8/1/2027          AAA          1,000        1,085,620
                                                                                                 --------------
TOTAL                                                                                                18,983,114
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 7.96%
AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(16)              5.00%     7/1/2031          Aaa      $     670   $      701,450
George L Smith II GA World
Congress Ctr Auth Rev AMT(16)                   5.75%     7/1/2015          AAA          1,500        1,617,885
George L Smith II GA World
Congress Ctr Rev AMT(16)                        5.50%     7/1/2020          AAA            700          747,859
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)                             5.375%    10/1/2026          AAA          1,500        1,591,650
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(16)                5.00%   12/15/2019          AAA            750          793,560
Liberty NY Dev Corp. Rev
Goldman Sachs Headquarters(d)                   5.25%    10/1/2035          Aa3         10,000       11,174,500
MA St Wtr Pollutn Abatement
Tr Rites PA 1221 RIBs                          7.512%     8/1/2011          AAA(c)       4,500        5,136,390
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                             5.25%    11/1/2023          AAA          1,765        1,895,186
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)         4.789%     4/1/2014          AAA          3,300        3,302,706
Omaha Convention Hotel Corp
Rites PA 1078 RIBs(2)                          7.242%     4/1/2010          AAA(b)       5,000        5,445,500
Portland OR Urb Ren & Redev
Downtown Wtrfront Ref Ser A(2)                  5.50%    6/15/2020          Aaa            650          705,724
Portland OR Urb Ren & Redev
Downtown Wtrfront Ref Ser A(2)                  5.75%    6/15/2019          Aaa          1,500        1,652,805
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                         5.25%     7/1/2033          BBB          5,000        5,297,800
Univ FL Res Fndtn Inc Cap Impt Rev(2)          5.125%     9/1/2033          Aaa          4,000        4,128,920
Westminster CO Sales & Use
Tax Ref Rev(2)                                  5.25%    12/1/2022          AAA          1,090        1,170,486
                                                                                                 --------------
TOTAL                                                                                                45,362,421
                                                                                                 --------------

POWER 2.52%
Clark Cnty NV Indl Dev Rev
Southwest Gas Corp Pj Ser A AMT(d)(2)           4.85%    10/1/2035          AAA          5,000        5,003,900
Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(16)            5.375%     1/1/2018          AAA            300          316,770
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(12)                            5.25%     7/1/2020          AAA          2,600        2,787,044
Sacramento CA Muni Util Dist
Ref Ser T(11)                                   5.00%    5/15/2030          AAA          5,000        5,238,450
SC St Pub Svc(12)                               5.25%     1/1/2019          AAA            950        1,030,019
                                                                                                 --------------
TOTAL                                                                                                14,376,183
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 14.48%
Akron OH Impt                                   5.80%    11/1/2020          AA-      $     575   $      646,202
Athens OH City Sch Dist Fac
Constr & Impt(12)                               6.00%    12/1/2024          AAA            500          567,465
Baltimore MD Rev Wtr Pj Ser A(12)               6.00%     7/1/2018          AAA            285          318,750
Baltimore MD Rev Wtr Pj Ser A(12)               6.00%     7/1/2020          AAA            275          307,566
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                      6.25%    8/15/2019          AAA          7,385        8,276,296
Broad River NC Wtr Auth Wtr Sys
Rev(16)                                        5.375%     6/1/2026          Aaa            400          439,328
Canton OH Sch Dist Var Purp
Ser A(16)                                      5.625%    12/1/2023          AAA          2,900        3,215,665
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)                  5.25%     9/1/2020          Aaa            320          353,664
CO Hlth Facs Auth Rev Hosp
Portercare Adventist Hlth                      6.625%   11/15/2026           A+          2,000        2,358,480
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86-A ETM(16)           Zero Coupon      8/1/2015          AAA          1,000          558,410
Culpeper Cnty VA Sch(12)                        6.00%    1/15/2021          AAA            690          771,475
Dallas TX                                       5.75%    2/15/2020          AA+          1,615        1,775,111
Dallas TX Indpt Sch Dist PSF GTD                5.50%    2/15/2017          AAA          5,000        5,571,650
DE Transn Auth Transn Sys Rev Sr                6.00%     7/1/2020           AA          6,215        6,950,980
Detroit MI Wtr Supply Sys Sr
Lien Ser A(11)                                  5.75%     7/1/2028          AAA          1,500        1,692,150
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj                         6.00%     6/1/2030           AA          3,500        3,937,850
Georgetown Cnty SC Sch Dist(12)                 5.25%     3/1/2020          AAA          2,485        2,711,458
IA Fin Auth Rev ETM                             5.25%    8/15/2021          Aa2            235          241,535
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(17)                      6.125%    10/1/2023           AA            680          761,274
Lane Cnty OR Sch Dist No 052                   5.625%    6/15/2020          Aa3            800          880,968
Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(16)                           5.75%     7/1/2019          AAA          2,000        2,140,760
Linn Cnty OR Sch Dist No 55(12)                 5.50%    6/15/2025          AAA          1,935        2,145,780
Linn Cnty OR Sch Dist No 55
Sweet Home(12)                                  5.50%    6/15/2020          AAA          1,000        1,108,930
MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A ETM              6.00%    12/1/2024           AA            100          110,501
Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(16)                    5.75%     1/1/2025          AAA            750          827,363
New York NY Ser A                               6.00%    5/15/2030           A+          1,935        2,178,655

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                6.00%    6/15/2019          AAA      $   2,550   $    2,849,370
NM St Hosp Equip Ln Council
Hosp Rev
Presbyterian Hlthcare Ser A                     5.50%     8/1/2025          AA-          2,000        2,238,740
North Providence RI Ser A(16)                  6.125%     7/1/2016          AAA          1,410        1,512,817
Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                     6.00%     5/1/2030           AA            550          614,014
Philadelphia PA Sch Dist Ser A(12)              5.75%     2/1/2030          AAA          1,200        1,339,884
Phoenix AZ Civic Impt Corp(11)                  6.00%     7/1/2024          AAA          2,400        2,704,776
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)                5.75%     4/1/2029          Aaa            415          459,949
RI St Econ Dev Corp Arpt Rev Ser B(11)          6.00%     7/1/2020          AAA          1,210        1,349,549
RI St Econ Dev Corp Arpt Rev Ser B(11)          6.00%     7/1/2028          AAA          1,200        1,332,840
SC Jobs Econ Dev Auth Hosp Fac Rev             7.375%   12/15/2021         BBB+          2,000        2,397,380
South Washington Cnty MN Indpt Sch
Dist No 833 Ser A(16)                           5.50%     2/1/2018          AAA          5,065        5,488,940
South Washington Cnty MN Indpt Sch
Dist No 833 Ser A(16)                           5.50%     2/1/2019          AAA          2,990        3,240,263
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(11)                         5.00%    1/15/2021          AAA          1,105        1,198,925
Teays Vly OH Loc Sch Dist Sch
Facs Constr & Impt(11)                         5.375%    12/1/2020          Aaa            500          548,545
TN St Sch Bd Auth Higher Edl
Facs Ser A                                     5.625%     5/1/2030          AA-            150          165,085
VA St Pub Bldg Auth Pub Fac
Rev Ser A                                       5.75%     8/1/2020          AA+            600          661,350
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(12)              6.00%     1/1/2026          Aaa          1,090        1,208,200
WV St St Road(16)                               5.75%     6/1/2025          AAA          1,800        2,001,762
York Cnty VA Swr Rev                           5.875%     6/1/2024          Aa3            330          364,112
                                                                                                 --------------
TOTAL                                                                                                82,524,767
                                                                                                 --------------

RESOURCE RECOVERY 0.22%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                   7.20%     7/1/2016          Aaa          1,245        1,265,393
                                                                                                 --------------

SALES TAX 0.98%
Grand Forks ND Sales Tax Rev
Ref Alerus Pj Ser A(16)                         4.50%   12/15/2029          Aaa          5,640        5,590,368
                                                                                                 --------------

SPECIAL TAX 3.21%
Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBs              7.626%    7/15/2028          AAA          5,000        5,574,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Sales Tax Asset Receivable Corp NY
Ser A(2)                                        5.00%   10/15/2032          AAA      $  11,325   $   11,930,095
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl
Tax B No 1998-1(12)                             5.25%     9/1/2028          AAA            355          374,546
San Juan Cnty NM Tax/Motor
Ref & Impt(15)(16)                              5.25%    5/15/2022          AAA            390          419,882
                                                                                                 --------------
TOTAL                                                                                                18,298,823
                                                                                                 --------------

TOLL ROADS 1.31%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                  7.129%     1/1/2035          Aaa          7,000        7,429,800
                                                                                                 --------------

TRANSPORTATION 8.88%
Billings MT Arpt Rev AMT(16)                    6.10%     7/1/2016          AAA            190          211,077
Billings MT Arpt Rev AMT(16)                    6.20%     7/1/2020          AAA          2,775        3,089,630
FL St Tpk Auth Tpk Rev RIBs                    6.992%     7/1/2033          AA-(c)       3,000        3,240,780
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)                              5.50%     7/1/2012          AAA          1,610        1,751,342
LA St Transn Auth Toll Rev Sr
Lien LA 1 Pj Ser A(2)                           4.50%    12/1/2030          AAA          7,420        7,234,055
Metropolitan Transn Auth NY
Rev Ser B(16)                                   5.00%   11/15/2035          AAA         10,000       10,510,000
Metropolitan Washington DC
Arpt Auth Sys Ser A AMT(16)                     5.00%    10/1/2035          AAA          5,000        5,146,600
Muni Secs Trust Ctfs Ser 7006
Tr Ctf Cl B RIBs(2)                            7.559%     1/1/2031          Aaa          6,250        7,168,500
NY St Twy Auth Gen Rev Ser G(12)                5.00%     1/1/2030          AAA          5,000        5,263,550
PA St Tpk Commn Tpk Rev Ser A(2)                5.25%    12/1/2032          AAA          5,000        5,415,100
Port Kalama WA Rev Ser B AMT                   5.625%    12/1/2015           A3          1,025        1,043,337
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)              6.125%     1/1/2027          AAA            495          525,348
                                                                                                 --------------
TOTAL                                                                                                50,599,319
                                                                                                 --------------

WATER/SEWER 9.41%
Brighton Twp MI San Sew
Drainage Dist(12)                               5.25%    10/1/2018          AAA          1,615        1,701,629
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)                  5.25%     9/1/2021          Aaa          1,025        1,100,327
CO Wtr Res & Pwr Dev Parker
Wtr & San Dist(16)                             5.125%     9/1/2034          AAA          8,350        8,835,887

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Gainesville GA Wtr & Sew Rev(12)               5.375%   11/15/2020          AAA      $   2,900   $    3,166,713
Gautier MI Util Dist Util Sys
Rev Ref(11)                                    5.125%     3/1/2019          Aaa            425          451,274
Grand Forks ND Wtr Rev Ser D(16)               5.375%     9/1/2020          Aaa          1,150        1,240,471
Iowa City IA Swr Rev(12)                       5.375%     7/1/2020          Aaa            620          661,273
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2                       4.75%     4/1/2018          Aa1          1,180        1,202,160
Midlothian TX Wtr Dist(12)               Zero Coupon      9/1/2022          AAA          2,000          920,980
NY New York City Muni Wtr Fin                  5.125%    6/15/2031          AA+          5,000        5,213,750
OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(16)                              5.50%     1/1/2017          AAA            570          607,671
Paragould AR Wtr Swr & Elec Rev(2)              5.65%    12/1/2025          AAA            615          666,881
Prince William Cnty VA Svc
Aut Wtr & Swr Sys Rev                           5.00%     7/1/2032          AA+          5,045        5,306,836
Raleigh NC Comb Entrprse                        5.00%     3/1/2031          AAA         11,980       12,540,065
Rockingham NC COP(2)                            5.00%     4/1/2020          AAA          1,205        1,283,120
SD Conservancy Dist(2)                          5.00%     8/1/2022          Aaa          2,700        2,826,009
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)                          5.00%     8/1/2022          Aaa            500          521,230
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)         5.125%     7/1/2023          Aaa          1,000        1,054,940
WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)                             6.25%     7/1/2030          AAA          1,470        1,641,784
WV Wtr Dev Auth Infra Rev Ser A(2)              5.50%    10/1/2023          AAA            900          996,795
WV Wtr Dev Auth Infra Rev Ser A(12)            5.625%    10/1/2026          AAA          1,555        1,691,700
                                                                                                 --------------
TOTAL                                                                                                53,631,495
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $539,506,095)                                                           572,732,984
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENTS 1.51%

MONEY MARKET MUTUAL FUNDS 1.51%
Dreyfus Municipal Cash Management Plus                                                   8,618        8,618,413
SSgA Tax Free Money Market Fund                                                              6            5,547
                                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (cost $8,623,960)                                                        8,623,960
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 102.02% (cost $548,130,055)                                         581,356,944
                                                                                                 ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (2.02%)                                              (11,515,698)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  569,841,246
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES & BONDS 99.46%

EDUCATION 12.54%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts                    5.25%    10/1/2026           A3      $     500   $      522,970
CA Edl Facs Auth Rev Res Ctfs
Ser 113 RIBs                                   7.365%    12/1/2027          AAA          2,525        2,738,716
CA Edl Facs Auth Rev Scripps College            5.25%     8/1/2021           A1            425          448,711
CA Edl Facs Auth Rev Scripps College            5.25%     8/1/2026           A1          1,145        1,202,239
CA Edl Facs Auth Rev Univ of
San Diego(2)                                    5.00%    10/1/2028          Aaa          1,250        1,298,825
CA Edl Facs Auth Rev
Unrefunded Univ San Francisco(16)               6.00%    10/1/2016           NR             45           47,257
CA Edl Facs Auth Rev
Unrefunded Univ San Francisco(16)               6.00%    10/1/2026           NR          1,575        1,653,986
CA St Univ Fndtn Rev Monterey Bay(16)           5.30%     6/1/2022          AAA            250          269,437
CA Statewide Cmntys Dev Auth
Aux Fndtn CA St Univ(16)                        5.20%     6/1/2024          AAA            525          550,090
Golden Vly Unif Sch Dist Fin Pj(2)              5.35%     7/1/2027          AAA          2,250        2,358,292
Los Angeles CA Unif Sch Dist
Admin Bldg Pj Ser COP(2)                        5.00%    10/1/2031          AAA          3,025        3,129,302
Los Angeles CA Unif Sch Dist Ser A(12)          5.00%     7/1/2022          AAA          1,500        1,587,630
San Rafael CA City Elem Sch(d)(11)              4.50%     2/1/2030          AAA            680          666,169
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(11)           Zero Coupon      8/1/2028          AAA          1,000          332,010
Univ CA Rev Multi Purp Ser K                    5.25%     9/1/2024           AA          1,545        1,615,097
Univ CA Revs Res Facs Ser E(2)                  5.00%     9/1/2031          AAA          2,000        2,085,760
Univ CA Revs Res Multiple Purp Pj
Ser Q(12)                                       5.00%     9/1/2031          AAA          2,000        2,094,200
                                                                                                 --------------
TOTAL                                                                                                22,600,691
                                                                                                 --------------

GENERAL OBLIGATION 21.97%
Antelope Vly CA Unif High Sch(16)               5.00%     8/1/2022          AAA          2,080        2,202,637
Barstow CA Unif Sch Dist Ser A(11)              5.00%     8/1/2026          Aaa          2,500        2,621,950
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(12)                      5.25%     8/1/2019          AAA          1,015        1,107,101
CA St                                           5.10%     2/1/2034            A          3,900        4,013,646
CA St Previous Veterans Ser B J AMT             5.70%    12/1/2032          AA-            640          651,923
CA St Ref(11)                                   5.25%     9/1/2030          AAA            890          935,835
CA St Var Purp                                  5.25%    11/1/2027            A            520          555,568

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(11)                  6.00%     8/1/2024          AAA      $   2,500   $    2,811,525
Escondido CA Unif Sch Dist Ser A(12)            5.25%     8/1/2022          AAA          2,000        2,159,020
Franklin-McKinley CA Sch Dist Ser B(12)         5.00%     8/1/2027          AAA            675          708,811
Marina CA Election 2002(2)                      5.25%     8/1/2035          AAA          1,000        1,087,260
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(11)                       5.00%     8/1/2024          AAA          1,060        1,112,353
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(11)                       5.25%     8/1/2022          AAA          1,230        1,331,623
Montebello CA Unif Sch Dist(12)                 5.00%     8/1/2020          AAA            350          372,844
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(12)                    5.50%     3/1/2026          AAA            465          507,789
Oxnard CA Unif High Sch Dist
Ref Ser A(16)                                   6.00%     2/1/2020          AAA            650          763,932
Oxnard CA Unif High Sch Dist
Ref Ser A(16)                                   6.20%     8/1/2030          AAA          3,000        3,528,420
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)                  Zero Coupon      8/1/2026          AAA          3,500        1,287,755
Pomona CA Unif Sch Dist(16)                     6.15%     8/1/2030          AAA          1,000        1,218,150
Pomona CA Unif Sch Dist Ser A(16)               6.55%     8/1/2029          AAA          1,000        1,293,860
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.375%     7/1/2028          BBB            995        1,053,486
Rincon Valley Calif Unif Elem
Sch Dist Election 2004(11)                      5.00%     8/1/2036          AAA            500          521,660
Riverside CA Cmnty College Dist
Unrefunded Bal Ser A(16)                        5.50%     8/1/2029          AAA             15           16,576
San Gabriel CA Unif Sch Dist Ser A(12)          5.00%     8/1/2024          AAA          2,725        2,859,588
Ventura CA Unif Sch Dist Ref(12)               5.125%     8/1/2028          AAA            750          809,723
Visalia CA Unif Sch Dist
Tax & Rev Antic Notes                           4.00%    9/27/2006        SP-1+          4,000        4,045,880
                                                                                                 --------------
TOTAL                                                                                                39,578,915
                                                                                                 --------------

HEALTHCARE 2.64%
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A                               5.50%     8/1/2031           A+          1,300        1,376,921
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B                               5.55%     8/1/2031           A+            650          690,573
CA Infrastr & Econ Scripps
Res Instl Ser A                                 5.75%     7/1/2030          Aa3          1,500        1,603,815
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                          5.50%     6/1/2031           A+            500          523,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A                          6.00%     6/1/2022           A+      $     500   $      559,250
                                                                                                 --------------
TOTAL                                                                                                 4,753,739
                                                                                                 --------------

INDUSTRIAL 1.69%
Golden St Tob Sec Corp CA Tob
Sttlmnt Rev Enhanced Asset Bkd Ser A            5.00%     6/1/2045           A-          3,000        3,045,750
                                                                                                 --------------

LEASE 9.05%
CA St Pub Wk Bd Lease Rev
Dept Gen Svcs Teale Data(2)                     5.25%     3/1/2020          AAA          1,000        1,065,910
Inglewood CA Pub Fin Auth Rev Ser A(2)          5.25%     8/1/2021          AAA            600          649,542
Orange Cnty CA Recovery Partn
Residual Ser 128 COP RIBs(16)                  8.715%     7/1/2019          AAA(c)       2,500        2,711,650
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(16)                     5.50%    11/1/2035          AAA          1,000        1,110,920
Plumas Cnty CA Cap Impt Pg
Ser A COP(2)                                    5.25%     6/1/2023          AAA          1,365        1,477,176
San Buenaventura CA Ser C COP(2)                5.25%     2/1/2031          AAA          2,575        2,730,839
San Francisco CA City & Cnty
San Bruno Jail No 3(2)                          5.25%    10/1/2033          AAA          5,000        5,312,500
Santa Ana CA Unif Sch Dist
Fin Pj COP(12)                           Zero Coupon      4/1/2019          AAA          2,295        1,254,217
                                                                                                 --------------
TOTAL                                                                                                16,312,754
                                                                                                 --------------

MISCELLANEOUS 2.03%
CA Infrastr & Econ Bk Rev
YMCA Metropolitan LA Pj(2)                      5.25%     2/1/2026          AAA          2,000        2,140,000
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)                 5.50%     9/1/2032          AAA          1,000        1,083,340
Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                     5.50%     9/2/2024           A-            405          431,775
                                                                                                 --------------
TOTAL                                                                                                 3,655,115
                                                                                                 --------------

POWER 2.06%
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(15)(16)                           5.00%     7/1/2024          AAA            850          890,630
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                  5.00%     7/1/2032          AAA          1,500        1,570,410
Puerto Rico Elec Pwr Auth Ref
Rev Ser II(12)                                 5.125%     7/1/2026          AAA            500          532,635

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Shasta CA JT Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(16)                    5.25%     4/1/2023          AAA      $     675   $      722,371
                                                                                                 --------------
TOTAL                                                                                                 3,716,046
                                                                                                 --------------

PRE-REFUNDED 21.20%
Anaheim CA Unif High Sch Dist
Ser A(12)                                       5.00%     8/1/2025          AAA            785          859,866
CA Edl Facs Auth Rev Pepperdine Univ            5.75%    9/15/2030           A1          2,000        2,172,180
CA Edl Facs Auth Rev Pooled
College/Univ Ser C ETM                          6.50%     6/1/2020         Baa3          3,000        3,393,720
CA Edl Facs Auth Rev
Univ San Francisco(16)                          6.00%    10/1/2016          AAA(b)          30           31,532
CA Edl Facs Auth Rev
Univ San Francisco(16)                          6.00%    10/1/2026          AAA(b)         990        1,040,549
CA Infrastr & Econ Dev Bk Rev
Asian Museum Fndtn(16)                          5.25%     6/1/2030          AAA            115          120,659
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(16)                  5.50%    10/1/2027          AAA            400          451,332
CA St Univ Rev & Colleges Hsg
Sys Ser AV(11)                                  5.90%    11/1/2021          AAA          1,045        1,068,293
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(11)                 5.25%     8/1/2024          AAA          1,145        1,248,061
El Monte CA City Sch Dist Ser A(12)             6.25%     5/1/2025          AAA          1,230        1,402,372
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(11)                      5.25%     9/1/2025          AAA          1,000        1,093,310
Los Angeles CA Unif Sch Dist Ser D(11)         5.375%     7/1/2025          AAA          1,000        1,095,800
MSR Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(16)                            6.75%     7/1/2020          AAA            915        1,100,233
Oakland CA Ser C Measure K(16)                  5.80%   12/15/2018          AAA          1,300        1,371,539
Orange Cnty CA Recovery Partn Ser A(16)         6.00%     7/1/2026          AAA            750          782,430
Pittsburg CA Unif Sch Dist Ser E(12)            6.00%     8/1/2024          AAA          1,380        1,505,815
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.75%     7/1/2041         BBB+          5,400        6,099,246
Puerto Rico Comwlth
Infrastr Fin Auth Sp Ser A(2)                   5.00%     7/1/2014          AAA          1,600        1,684,752
Puerto Rico Pub Impt Comwlth
Pub Impt Ser A                                 5.375%     7/1/2028          AAA            505          558,515
Puerto Rico Pub Fin Corp Approp E               5.50%     8/1/2029          Aaa            750          830,790
Riverside CA Cmnty College Ser A(16)            5.50%     8/1/2029          AAA          1,340        1,527,640
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                           5.00%    12/1/2020          AAA          2,000        2,176,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                           5.00%    12/1/2026          AAA      $     900   $      979,281
Santa Cruz CA City Elem Sch
Dist Ser B(11)                                  6.00%     8/1/2029          AAA          2,500        2,808,600
Santa Cruz CA City High Sch Ser B(11)           6.00%     8/1/2029          AAA          1,000        1,123,440
Southwestern Cmnty College Dist CA(2)          5.375%     8/1/2025          AAA          1,500        1,677,660
                                                                                                 --------------
TOTAL                                                                                                38,203,795
                                                                                                 --------------

RESOURCE RECOVERY 2.32%
CA Pollutn Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(16)                  5.35%    12/1/2016          AAA          2,000        2,164,060
CA Pollutn Ctrl Fin Auth Solid
Waste Disp Rev Waste Mgmt Inc Pj
Ser A2 AMT                                      5.40%     4/1/2025          BBB          1,000        1,029,040
CA Pollutn Ctrl Fin Auth Solid Waste
Disp Rev Waste Mgmt Inc Pj Ser B AMT            5.00%     7/1/2027          BBB          1,000          988,170
                                                                                                 --------------
TOTAL                                                                                                 4,181,270
                                                                                                 --------------

SPECIAL TAX 6.87%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(16)                          5.25%     9/1/2026          AAA          5,500        5,816,745
Riverside Cnty CA Redev Agy
Tax Alloc Jupura Vly Pj(2)                      5.25%    10/1/2035          AAA          2,000        2,134,280
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)                5.625%     9/1/2030          AAA          3,985        4,417,373
                                                                                                 --------------
TOTAL                                                                                                12,368,398
                                                                                                 --------------

TRANSPORTATION 7.51%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)                 5.00%     8/1/2026          AAA          2,000        2,079,500
Fresno CA Arpt Rev Ser A(12)                    5.50%     7/1/2030          AAA          1,500        1,630,935
Port Oakland CA Port Rev Ser J(16)              5.50%    11/1/2026          AAA          5,000        5,320,200
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.00%     7/1/2036         BBB+            210          217,400
Puerto Rico Comwlth Hwy &
Transn Auth Ser G(11)                           5.25%     7/1/2021          AAA          1,000        1,087,980
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)              6.125%     1/1/2027          AAA            490          520,042
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(12)                     5.75%     1/1/2014          AAA            500          538,775
San Francisco CA City & Cnty
Ref Second Ser 28B(16)                          5.25%     5/1/2023          AAA          2,000        2,131,280
                                                                                                 --------------
TOTAL                                                                                                13,526,112
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
WATER/SEWER 9.58%
CA Statewide Cmntys Dev Auth
Wtr Rev Pooled Fin Pg Ser C(12)                 5.25%    10/1/2034          AAA      $     500   $      535,315
Clovis CA Pub Fin Auth Wastewtr Rev(16)         5.25%     8/1/2030          Aaa          1,305        1,405,563
El Monte CA Wtr Auth Rev(2)                     5.60%     9/1/2029          AAA          2,000        2,210,000
Imperial CA Ref Wtr Fac COP(11)                 5.00%   10/15/2020          AAA          3,250        3,450,622
Orange Cnty CA Santn Dist COP(11)               5.25%     2/1/2027          AAA          4,265        4,578,350
Oxnard CA Fin Auth Wastewtr
Redwood Trunk Swr & Headwk A(11)                5.25%     6/1/2034          AAA          2,000        2,136,000
San Luis Opispo Cnty CA Ser A(16)              5.375%     8/1/2030          AAA          1,800        1,913,148
Western Riverside Cnty CA Wtr &
Wastewtr Fin Auth Eastern Muni
Wtr Dist Impt A                                 5.00%     9/1/2030           A-          1,000        1,029,090
                                                                                                 --------------
TOTAL                                                                                                17,258,088
                                                                                                 --------------
TOTAL MUNICIPAL NOTES & BONDS (cost $169,797,915)                                                   179,200,673
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 2.00%

MONEY MARKET MUTUAL FUND 2.00%
Dreyfus General CA Municipal Money
Market Fund Class A (cost $3,612,872)                                                    3,613        3,612,872
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 101.46% (cost $173,410,787)                                         182,813,545
                                                                                                 ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (1.46%)                                               (2,633,949)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  180,179,596
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2005

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                         (000)
                                                                                     ---------
MUNICIPAL BONDS 100.83%

EDUCATION 23.79%
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(16)                        5.25%     7/1/2022          AAA      $     400          433,800
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(16)                    5.25%     7/1/2019          AAA            600          641,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(16)                    5.50%     7/1/2029          AAA      $   1,235   $    1,326,242
CT St Hlth & Edl Facs Auth
Rev Gunnery Sch(17)                             5.35%     7/1/2031           AA            695          735,699
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser D                    5.25%     7/1/2031           A2          2,750        2,931,885
CT St Hlth & Edl Facs Auth
Rev Miss Porters Sch Ser A                      5.75%     7/1/2029           A+          3,200        3,453,696
CT St Hlth & Edl Facs Auth
Rev Norwich Free Academy Ser A(2)               5.00%     7/1/2034          AAA          1,250        1,311,238
CT St Hlth & Edl Facs Auth
Rev Ser G(12)                                   5.00%    11/1/2019          AAA          2,100        2,270,835
CT St Hlth & Edl Facs Auth Rev
Suffield Academy Ser A(16)                      5.40%     7/1/2027          AAA          1,350        1,422,725
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser G(2)                    5.00%     7/1/2021          AAA          1,000        1,055,040
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A                         5.25%     7/1/2019          Aa3            200          214,112
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A                        5.375%     7/1/2029          Aa3            210          220,592
CT St Hlth & Edl Facs Auth
Rev Univ Hartford Ser E(17)                     5.25%     7/1/2032           AA          2,900        3,053,410
CT St Hlth & Edl Facs Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                  6.50%     7/1/2016         BBB-            275          284,578
CT St Hlth & Edl Facs Auth
Rev Yale Univ Ser Y-1(d)                        5.00%     7/1/2035          AAA          1,500        1,583,955
Univ CT Ser A(16)                              5.125%    2/15/2021          AAA            675          723,863
                                                                                                 --------------
TOTAL                                                                                                21,663,190
                                                                                                 --------------

GENERAL OBLIGATION 18.81%
Bridgeport CT Ser C(11)                         4.75%    8/15/2021          AAA          1,000        1,026,700
Bridgeport CT Ser C(11)                         5.00%    8/15/2020          AAA            500          523,210
CT St Ser D(16)                                 5.00%    12/1/2024          AAA          1,000        1,062,580
Hartford Cnty CT Met Dist(2)                    5.00%     5/1/2024          AAA            500          531,845
Hartford CT                                     6.50%   12/15/2005            A            730          735,132
Montville CT                                    6.70%    6/15/2009          Aa3            550          615,725
Montville CT                                    6.70%    6/15/2010          Aa3            575          657,996
New Haven CT(11)                                5.00%    11/1/2019          AAA            560          601,283
New Haven CT Ser A(2)                           5.00%    11/1/2021          AAA          1,000        1,062,310
New Haven CT Ser C(16)                          5.00%    11/1/2021          AAA          1,670        1,780,638
Puerto Rico Comwlth Pub Impt             Zero Coupon      7/1/2018          BBB          2,035        1,165,994

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Pub Impt Ser A              5.25%     7/1/2023          BBB      $   2,300   $    2,442,393
Puerto Rico Comwlth
Unrefunded Bal Pub Impt(12)                    5.125%     7/1/2030          AAA            945          997,485
Redding CT                                      6.60%    4/15/2010          Aa1            100          114,043
Waterbury CT(12)                               5.125%     4/1/2022          AAA          2,250        2,392,087
Waterbury CT Ser A(12)                          5.00%     4/1/2019          AAA          1,250        1,324,475
West Haven CT(16)                               6.50%    6/15/2006          AAA            100          102,501
                                                                                                 --------------
TOTAL                                                                                                17,136,397
                                                                                                 --------------

HEALTHCARE 11.58%
CT St Dev Auth Rev Duncaster Inc Pj(17)        5.125%     8/1/2022           AA            235          247,533
CT St Hlth & Edl Facs Auth Rev
Bridgeport Hosp Ser A(16)                      6.625%     7/1/2018          AAA          1,250        1,284,575
CT St Hlth & Edl Facs Auth
Rev Bristol Hosp Ser B(17)                      5.50%     7/1/2021           AA          1,000        1,094,190
CT St Hlth & Edl Facs Auth
Rev Catholic Hlth East Ser F(16)               5.625%   11/15/2020          AAA            325          352,865
CT St Hlth & Edl Facs Auth
Rev Child Care Fac Pg Ser C(2)                 5.625%     7/1/2029          AAA          1,000        1,087,320
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(16)                        5.00%     7/1/2032          AAA          1,050        1,098,583
CT St Hlth & Edl Facs Auth
Rev Griffin Hosp Ser B(17)                      5.00%     7/1/2023          Aa3            500          523,520
CT St Hlth & Edl Facs Auth
Rev Kent Sch Ser D(16)                         4.375%     7/1/2023          Aaa            500          500,915
CT St Hlth & Edl Facs Auth
Rev St Francis Hosp & Med(17)                   5.00%     7/1/2022           AA          1,000        1,046,270
CT St Hlth & Edl Facs Auth
Rev Waterbury Hosp Issue Ser C(17)              5.75%     7/1/2029           AA            650          691,672
CT St Hlth & Edl Facs Auth
Rev William W Backus Hosp Ser G(12)             5.00%     7/1/2035          AAA          2,500        2,621,650
                                                                                                 --------------
TOTAL                                                                                                10,549,093
                                                                                                 --------------

HOUSING 0.58%
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)                                 5.85%    6/15/2030          AAA            500          530,300
                                                                                                 --------------

INDUSTRIAL 0.56%
CT St Dev Auth Govt Lease Rev(16)               6.60%    6/15/2014          AAA            500          508,430
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 2.32%
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser H(16)                   4.75%     7/1/2023          AAA      $   1,030   $    1,067,203
Puerto Rico Pub Bldg Auth Rev
Unrefunded Bal Govt Facs Ser D GTD              5.25%     7/1/2036          BBB          1,000        1,044,290
                                                                                                 --------------
TOTAL                                                                                                 2,111,493
                                                                                                 --------------

POWER 7.48%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                  5.00%     7/1/2032          AAA          1,500        1,570,410
Puerto Rico Elec Pwr Auth
Rev Ser II(12)                                 5.125%     7/1/2026          AAA          2,925        3,115,915
Puerto Rico Elec Pwr Auth
Rev Ser II                                      5.25%     7/1/2031           A-          1,000        1,054,500
Puerto Rico Elec Pwr Auth
Ser HH(12)                                      5.25%     7/1/2029          AAA          1,000        1,074,700
                                                                                                 --------------
TOTAL                                                                                                 6,815,525
                                                                                                 --------------

PRE-REFUNDED 24.55%
CT St Hlth & Edl Facs Auth
Rev Sacred Heart Ser C                          6.50%     7/1/2016         BBB-            725          757,603
CT St Hlth & Edl Facs Auth Rev
Trinity College Ser E(16)                      5.875%     7/1/2026          AAA          1,090        1,135,311
CT St Hlth & Edl Facs Auth
Rev Univ New Haven Issue D(b)(1)(3)             6.70%     7/1/2026          AAA(b)       1,000        1,047,180
CT St Ser A                                    5.625%    4/15/2020          Aa3          1,000        1,103,880
CT St Ser A                                     6.00%    4/15/2015           AA          1,000        1,119,510
CT St Ser B                                     5.60%    6/15/2020          Aa3            250          273,325
CT St Ser D                                    5.125%   11/15/2018          Aa3          1,500        1,625,280
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          1,000        1,184,060
New Haven CT(11)                               5.375%    2/15/2011          AAA          1,500        1,543,620
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.25%     7/1/2038         BBB+          1,000        1,099,780
Puerto Rico Comwlth                             6.00%     7/1/2026          AAA          1,000        1,066,060
Puerto Rico Comwlth Bal Pub Impt(12)           5.125%     7/1/2030          AAA          1,505        1,644,980
Puerto Rico Comwlth Pub Impt Ser A              5.00%     7/1/2027          AAA            670          731,091
Puerto Rico Comwlth Pub Impt Ser A(11)          5.00%     7/1/2032          AAA          4,285        4,675,706
Puerto Rico Pub Fin Corp Approp E               5.50%     8/1/2029          Aaa            750          830,790
Stamford CT Parking Garage                      5.25%     2/1/2023          AAA            155          172,066
Univ CT Rev Student Fee Ser A(11)               5.75%   11/15/2020          AAA            205          230,067

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Univ CT Rev Student Fee Ser A                   6.00%   11/15/2021          AA-      $     390   $      442,241
Univ CT Rev Student Fee Ser A(11)               6.00%   11/15/2025          AAA            500          566,975
Univ CT Ser A(11)                              5.625%     3/1/2020          AAA          1,000        1,105,830
                                                                                                 --------------
TOTAL                                                                                                22,355,355
                                                                                                 --------------

RESOURCE RECOVERY 1.15%
Stamford CT Wtr Pollutn Ctl
Sys & Fac Rev Ser A                             5.00%   11/15/2032          AA+          1,000        1,046,070
                                                                                                 --------------

TRANSPORTATION 6.72%
CT St Spl Tax Oblig Rev Rites
PA 1039 R-A RIBs(12)                           7.771%     1/1/2010          AAA            500          610,370
CT St Spl Tax Oblig Rev Rites
PA 1039 R-B RIBs(12)                           7.771%     1/1/2010          AAA            785          934,605
CT St Spl Tax Oblig Rev Rites
PA 1039 R-C RIBs(12)                           7.021%     7/1/2017          AAA          2,250        2,507,805
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(12)                       5.00%     7/1/2032          AAA          1,000        1,042,290
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                           5.00%     7/1/2033         BBB+          1,000        1,027,040
                                                                                                 --------------
TOTAL                                                                                                 6,122,110
                                                                                                 --------------

WATER/SEWER 3.29%
CT St Dev Auth Wtr Bridgeport AMT(2)(18)        6.15%     4/1/2035          AAA            500          528,855
South Cent CT Regl Wtr Auth
Wtr Sys Rev 18th Ser A(16)                      5.00%     8/1/2025          AAA            300          316,251
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                            5.375%     8/1/2025          AAA          1,000        1,076,630
South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                            5.375%     8/1/2030          AAA          1,000        1,075,710
                                                                                                 --------------
TOTAL                                                                                                 2,997,446
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $86,623,186)                                                             91,835,409
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 0.01%

MONEY MARKET MUTUAL FUND 0.01%
Dreyfus CT Muni Cash Management
(cost $3,282)                                                                                3            3,282
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 100.84% (cost $86,626,468)                                           91,838,691
                                                                                                 ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.84%)                                                          (760,655)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   91,078,036
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
HAWAII TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 95.65%

EDUCATION 6.61%
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                    5.65%    10/1/2016          AAA      $   1,000   $    1,013,800
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                    5.70%    10/1/2025          AAA            380          385,259
Univ HI Univ Sys Rev(11)                       5.125%    7/15/2032          AAA          1,000        1,046,800
Univ HI Univ Sys Rev Ser A(11)                  5.50%    7/15/2029          AAA          2,500        2,720,550
                                                                                                 --------------
TOTAL                                                                                                 5,166,409
                                                                                                 --------------

GENERAL OBLIGATION 25.51%
HI Cnty HI Ser A(12)                            5.00%    7/15/2023          AAA          1,000        1,053,230
HI Cnty HI Ser A(16)                            5.00%    7/15/2024          AAA          1,000        1,055,160
HI Cnty HI Ser A(16)                            5.25%    7/15/2023          AAA            595          645,432
HI Cnty HI Ser A(11)                            5.50%    7/15/2017          AAA          1,045        1,136,877
HI Cnty HI Ser A(11)                            5.60%     5/1/2013          AAA          1,780        2,007,787
HI Cnty HI Ser A(12)                           5.625%    5/15/2019          AAA            545          588,943
HI St Ser BZ                                    6.00%    10/1/2010          Aa2            500          561,385
HI St Ser BZ                                    6.00%    10/1/2012          Aa2            500          574,895
HI St Ser CA(11)                                8.00%     1/1/2013          AAA          2,000        2,534,320
HI St Ser CZ(12)                                5.25%     7/1/2018          AAA          1,000        1,078,040
HI St Ser DE(16)                                5.00%    10/1/2024          AAA          1,000        1,056,310
HI St Ser DF(2)                                 5.00%     7/1/2025          AAA          2,000        2,118,480
HI St Unrefunded Ser CP(11)                     5.00%    10/1/2016          AAA            260          271,697
Kauai Cnty HI Pub Impt Ser B(16)                5.25%     8/1/2017          AAA             95           99,347
Kauai Cnty HI Ser A(16)                         5.50%     8/1/2021          AAA          2,495        2,706,401
Maui Cnty HI(16)                                5.00%     3/1/2025          AAA          1,000        1,057,610
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.375%     7/1/2028          BBB          1,330        1,408,178
                                                                                                 --------------
TOTAL                                                                                                19,954,092
                                                                                                 --------------

HEALTHCARE 1.55%
HI St Dept Bldg & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(16)          5.25%     7/1/2023          AAA          1,000        1,058,050
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(16)                       6.25%     7/1/2024          AAA            150          152,856
                                                                                                 --------------
TOTAL                                                                                                 1,210,906
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
HOUSING 3.06%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)                      5.30%     7/1/2028          AAA      $     850   $      863,795
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)                      5.45%     7/1/2017          AAA          1,000        1,031,480
Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(6)(9)(16)                5.45%     1/1/2025          Aaa            500          500,230
                                                                                                 --------------
TOTAL                                                                                                 2,395,505
                                                                                                 --------------

MISCELLANEOUS 1.33%
HI St Cap Dist Kapolei St
Office Ser A COP(2)                             5.00%     5/1/2018          AAA            475          501,833
HI St Cap Dist St Office COP(16)                5.50%     5/1/2020          AAA            500          537,740
                                                                                                 --------------
TOTAL                                                                                                 1,039,573
                                                                                                 --------------

POWER 3.10%
HI St Dept Budget & Fin Spl
Purp Rev Ref Elec Co & Subsidiaries A
AMT(11)                                         4.80%     1/1/2025          AAA          1,000        1,007,360
Puerto Rico Elec Pwr Auth Rev Ser II(12)       5.125%     7/1/2026          AAA          1,330        1,416,809
                                                                                                 --------------
TOTAL                                                                                                 2,424,169
                                                                                                 --------------

PRE-REFUNDED 38.80%
HI St Dept Budget & Fin Spl
Purp Rev Kaiser Permanente Ser A ETM            5.15%     3/1/2015          AAA          1,250        1,323,425
HI St Dept Budget & Fin Spl
Purp Rev Kapiolani Hlth                         6.20%     7/1/2016         BBB+          1,000        1,043,170
HI St Dept Budget & Fin Spl
Purp Rev Kapiolani Hlth                         6.25%     7/1/2021         BBB+          2,000        2,087,080
HI St Hwy Rev(12)                               5.50%     7/1/2020          AAA          1,100        1,206,315
HI St Ser CP(11)                                5.00%    10/1/2016          AAA            640          671,578
HI St Ser CT(12)                               5.875%     9/1/2019          AAA          1,175        1,302,159
HI St Ser CU(16)                                5.25%    10/1/2020          AAA          1,700        1,852,966
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev                          5.80%     7/1/2021           AA          1,000        1,031,240
Honolulu HI City & Cnty Ser A(16)               5.00%    11/1/2015          AAA          1,500        1,529,591
Honolulu HI City & Cnty Ser A(12)              5.125%     9/1/2021          AAA            600          655,608
Honolulu HI City & Cnty Ser A(11)               5.50%     9/1/2016          AAA          1,000        1,056,688
Honolulu HI City & Cnty Ser A ETM               6.00%     1/1/2008          AA-          1,000        1,063,990
Honolulu HI City & Cnty Ser B(11)               5.00%    11/1/2016          AAA            265          278,496
Honolulu HI City & Cnty Ser B(11)               5.00%    11/1/2016          AAA            235          246,969

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Honolulu HI City & Cnty Wtr ETM(11)(18)         6.00%    12/1/2015          AAA      $   1,000   $    1,182,020
Kauai Cnty HI(11)                              6.125%     8/1/2024          AAA            580          653,010
Maui Cnty HI Ser A(16)                          5.00%     3/1/2022          AAA            750          785,077
Maui Cnty HI Ser A(16)                          5.75%     6/1/2016          AAA          1,035        1,064,539
Maui Cnty HI Ser A(11)                          6.10%     3/1/2020          AAA            500          562,595
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          1,250        1,480,075
Puerto Rico Comwlth                             6.00%     7/1/2026          AAA          1,000        1,066,060
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.25%     7/1/2038         BBB+          1,000        1,099,780
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.75%     7/1/2041         BBB+          1,000        1,129,490
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                             5.375%    10/1/2024          AAA            300          328,788
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                              5.50%    10/1/2032          AAA            200          219,846
Puerto Rico Comwlth Pub Impt Ser A              5.00%     7/1/2027          AAA            500          545,590
Puerto Rico Comwlth Ser A                      5.375%     7/1/2028          AAA            670          741,000
Puerto Rico Indl Med & Envr
Pollutn Ctrl St Luke Hosp Ser A                 6.25%     6/1/2010          AAA(b)         950          970,225
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser B(2)                          5.00%     7/1/2027          AAA          1,000        1,049,230
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D GTD                         5.25%     7/1/2036           A-          1,465        1,606,578
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.75%     8/1/2030          Aaa            500          517,470
                                                                                                 --------------
TOTAL                                                                                                30,350,648
                                                                                                 --------------

TRANSPORTATION 7.55%
HI St Hwy Rev Ser A(12)                         5.00%     7/1/2024          AAA          1,000        1,060,060
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)       1,000        1,258,980
Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR                       5.00%     7/1/2022          BBB             20           20,524
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(15)(16)               5.50%     7/1/2036          AAA            250          282,228
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+          3,000        3,285,180
                                                                                                 --------------
TOTAL                                                                                                 5,906,972
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
HAWAII TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
WATER/SEWER 8.14%
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev(12)                      5.25%     7/1/2031          AAA      $     100   $      106,294
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev Ser A(11)                5.00%     7/1/2033          AAA          1,000        1,043,810
Honolulu HI City & Cnty Wastewtr
Sys Rev Sr Ser A(11)                            5.00%     7/1/2035          AAA          5,000        5,219,100
                                                                                                 --------------
TOTAL                                                                                                 6,369,204
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 95.65%
  (cost $70,650,006)                                                                                 74,817,478
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 4.35%                                                                                   3,399,951
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   78,217,429
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2005

MUNICIPAL BONDS 98.62%

EDUCATION 15.35%
Bloomington MN Indpt Sch Dist Ser A(12)        5.125%     2/1/2024          Aaa          1,000        1,056,520
MN St Higher Edl Facs Auth Rev
Augsburg Coll Ser 6-C                           5.00%     5/1/2023         Baa2            250          257,725
MN St Higher Edl Facs Auth Rev
Hamline Univ Ser 5-B                            6.00%    10/1/2029         Baa1            500          528,975
MN St Higher Edl Facs Auth Rev
Univ of St Thomas Ser 4-A1                     5.625%    10/1/2016           A2            250          256,668
MN St Higher Edl Facs Auth Rev
Univ of St Thomas Ser 4-M                       5.35%     4/1/2017           A2            250          257,828
MN St Higher Edl Facs Auth
Rev St John Univ Ser 6-G                        4.50%    10/1/2026           A2            750          743,955
Pequot Lakes MN Indpt Sch Dist No 186(11)       5.25%     2/1/2022          AAA          1,550        1,661,677
Prior Lake MN Indpt Sch
Dist No 719 Ser A(11)                           5.25%     2/1/2023          Aaa          1,470        1,572,518
University MN Ser A                             5.75%     7/1/2018           AA            250          292,497
                                                                                                 --------------
TOTAL                                                                                                 6,628,363
                                                                                                 --------------

ELECTRIC POWER 2.40%
MN St Muni Pwr Agy Elec Rev                     5.00%    10/1/2035           A3          1,000        1,034,170
                                                                                                 --------------

GENERAL OBLIGATION 13.11%
Elk River MN Sch Dist(16)                       5.50%     2/1/2021          Aaa            500          542,335

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Lake Superior MN Indpt Sch
Dist No 381 Ser A(12)                           5.00%     4/1/2023          Aaa      $     500   $      528,435
Medford MN Indpt Sch
Dist No 763 Ser A(12)                           5.50%     2/1/2031          Aaa            500          537,340
Minneapolis MN Ser E                            5.00%     3/1/2026          AAA            500          514,310
Morris MN Indpt Sch Dist No 769 Bldg(16)        5.00%     2/1/2028          AAA          1,000        1,046,070
North St Paul Maplewood MN
Indpt Sch Dist No 622                          5.125%     2/1/2025          AAA            400          406,596
North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A                    5.125%     2/1/2020          AAA            100          102,142
Princeton MN Indpt Sch Dist
No 477 Ref Sch Bldg Ser A(12)                   5.00%     2/1/2024          Aaa            585          620,761
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)                     5.00%     7/1/2028          AAA            175          180,183
Ramsey Cnty MN Cap Impt Ser A                   6.25%     2/1/2006          AAA            650          657,183
Ramsey Cnty MN St Aid Str Ser C                 5.00%     2/1/2024          AAA            500          526,570
                                                                                                 --------------
TOTAL                                                                                                 5,661,925
                                                                                                 --------------

HEALTH CARE SYSTEM 0.98%
MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(16)               5.50%   11/15/2017          AAA             45           47,841
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev                         5.375%    10/1/2030         Baa1            365          374,213
                                                                                                 --------------
TOTAL                                                                                                   422,054
                                                                                                 --------------

HEALTHCARE 12.47%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(17)                           5.00%     9/1/2024           AA            500          518,585
Breckenridge MN Rev Catholic
Hlth Initiatives A                              5.00%     5/1/2030           AA            500          521,580
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                   5.25%    2/15/2028           A-          1,000        1,037,610
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys                   5.25%    2/15/2033           A-          1,000        1,036,210
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                               5.30%    9/15/2028            A            400          404,324
Minneapolis MN Hlthcare Sys Rev(16)             5.00%    5/15/2021          AAA            250          264,517
Rochester MN Hlthcare Fac Rev(15)(16)           5.50%   11/15/2027          AAA            500          530,840
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(9)(13)                       5.30%   11/20/2022          AAA             50           52,382

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp                              5.00%     6/1/2035           A-      $   1,000   $    1,019,120
                                                                                                 --------------
TOTAL                                                                                                 5,385,168
                                                                                                 --------------

HOUSING 12.70%
Crow Wing Cnty MN Hsg Ser A GTD(16)             4.90%     1/1/2034          Aaa            490          502,657
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(14)                   5.85%    10/1/2030          AAA             76           77,924
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                     5.25%     2/1/2028           A3            300          307,782
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(9)(13)               6.10%    7/20/2020          Aaa          1,000        1,066,920
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(13)                       5.25%    8/20/2044          Aaa            300          303,840
MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT                               5.40%     7/1/2030          AA+          1,265        1,287,340
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT                                   5.85%     7/1/2019          AA+             65           65,693
MN St Hsg Fin Agy Sing Fam
Mtg Ser E                                       5.90%     7/1/2025          AA+            125          126,534
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT                                   6.25%     7/1/2026          AA+             35           35,667
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(11)                                    5.75%     1/1/2023          Aaa            250          259,087
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                 5.60%     2/1/2019          Aaa             80           82,656
St Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(9)                            6.15%    12/1/2016          Aa2            100          102,239
St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(9)(13)              5.50%    9/20/2044          Aaa            750          764,490
St Paul MN Port Auth Hsg
Burlington Apt(13)                              5.35%     5/1/2031          AAA            500          501,460
                                                                                                 --------------
TOTAL                                                                                                 5,484,289
                                                                                                 --------------

LEASE 3.33%
Olmsted Cnty MN Hsg & Redev                     5.00%     2/1/2023          AAA            275          287,317
Rochester MN Indpt Sch Dist
No 535 COP(12)                                 5.125%     2/1/2020          AAA             85           89,956
St Paul MN Port Auth Lease
Rev Office Bldg                                 5.25%    12/1/2027          AA+          1,000        1,061,090
                                                                                                 --------------
TOTAL                                                                                                 1,438,363
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 3.65%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(16)                          5.80%    12/1/2021          Aaa      $     460   $      492,747
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(16)                      5.50%     1/1/2032          Aaa            560          607,869
MN St Retirement Sys Bldg Rev                   6.00%     6/1/2030          AAA            250          276,623
St Cloud MN COP                                 5.90%    12/1/2017           A+            200          200,806
                                                                                                 --------------
TOTAL                                                                                                 1,578,045
                                                                                                 --------------

POWER 6.25%
Chaska MN Elec Rev Ref
Generating Facs Ser A                           5.00%    10/1/2030           A3            500          515,065
Puerto Rico Elec Pwr Auth
Rev Ser DD(12)                                  4.50%     7/1/2019          AAA             95           97,151
Rochester MN Elec Util Rev(2)(18)               5.25%    12/1/2030          AAA          1,000        1,051,950
Western MN Muni Pwr Agy(16)                     5.00%     1/1/2026          Aaa            400          419,516
Western MN Muni Pwr Agy Pj Ser A(2)             5.50%     1/1/2016          Aaa            565          614,963
                                                                                                 --------------
TOTAL                                                                                                 2,698,645
                                                                                                 --------------

PRE-REFUNDED 10.36%
Chaska MN Elec Rev Ser A                        6.00%    10/1/2025           A3            250          280,447
Minneapolis MN Spl Sch Dist No 1 COP            5.75%     2/1/2015          AAA            100          106,073
Minneapolis MN Spl Sch Dist No 1 COP            5.75%     2/1/2017          AAA          1,120        1,188,018
MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(16)                              5.50%   11/15/2017          AAA            175          187,465
MN St Higher Edl Facs Auth Rev
Macalester College Ser 4-J                      5.55%     3/1/2017          Aa3            260          268,289
Princeton MN Indpt Sch Dist No 477(12)         5.125%     2/1/2024          Aaa          1,000        1,026,520
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                   5.375%     7/1/2036         BBB+            500          553,605
Puerto Rico Comwlth Pub Impt(15)(16)            5.00%     7/1/2028          AAA            325          344,948
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.75%     8/1/2030          Aaa            500          517,470
                                                                                                 --------------
TOTAL                                                                                                 4,472,835
                                                                                                 --------------

TRANSPORTATION 13.36%
Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser C(11)                     5.25%     1/1/2026          AAA          2,000        2,117,960
Minneapolis & St Paul MN Met
Comm Arpt Rev Ref Sub Ser C(11)                 5.00%     1/1/2031          AAA            500          521,770

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser A(2)                      5.00%     1/1/2035          AAA      $   1,000   $    1,040,460
Minneapolis & St Paul MN Met
Sub Ser A(16)                                   5.00%     1/1/2023          AAA          1,000        1,046,250
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11              5.00%    12/1/2027          AA+          1,000        1,040,690
                                                                                                 --------------
TOTAL                                                                                                 5,767,130
                                                                                                 --------------

WATER/SEWER 4.66%
MN Pub Facs Auth Ser A                          4.40%     3/1/2024          AAA          2,000        2,013,920
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.62%
  (cost $40,889,234)                                                                                 42,584,907
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 1.38%                                                                                     597,347
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   43,182,254
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

MUNICIPAL BONDS 98.85%

EDUCATION 14.19%
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(16)                     5.85%     3/1/2020          Aaa          1,000        1,096,420
Curators Univ MO Sys Facs Rev Ser A             5.00%    11/1/2031           AA          3,000        3,133,530
Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(11)                  5.00%     7/1/2021          Aaa          1,000        1,051,290
MO St Hlth & Edl Facs Auth Ref
Washington Univ Ser B                           5.00%     3/1/2030          AAA          1,800        1,863,648
MO St Hlth & Edl Facs Auth Rev
Edl Facs Washington Univ                        5.00%    2/15/2033          AAA          6,995        7,269,484
MO St Hlth & Edl Facs Auth
Washington Univ Ser A                           4.75%   11/15/2037          AAA          2,050        2,066,564
MO St Hlth & Edl Facs Auth
Washington Univ Ser A                           5.00%    2/15/2022          AAA            600          638,718
MO St Hlth & Edl Facs Auth
Webster Univ(16)                                5.25%     4/1/2021          Aaa          2,000        2,131,240
Puerto Rico Comwlth
Pub Impt Rites PA 1280 RIBs                    6.795%     7/1/2034          AA+          2,000        2,119,600
University MO Univ Rev Ref
Sys Facs Ser B(15)(16)                          5.00%    11/1/2027          AAA          1,500        1,561,230
                                                                                                 --------------
TOTAL                                                                                                22,931,724
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 15.39%
Belton MO Sch Dist No 124 MO
Direct Deposit Pg(12)                           6.00%     3/1/2020          AAA      $   1,770   $    1,952,186
Franklin Cnty MO Reorg Sch
Dist No R-XV                                    6.00%     3/1/2020          AA+            390          430,478
Hazelwood MO Sch Dist Impt MO
Direct Dep Pg                                   5.25%     3/1/2020          AA+            630          686,341
Marion Cnty MO Sch Dist No 060
Ref & Impt MO Direct Dep(12)                    5.00%     3/1/2025          AAA          1,900        2,020,061
North Kansas City MO Sch Dist No 74
Ref & Impt MO Direct Dep                        5.00%     3/1/2025          AA+          2,000        2,102,540
Puerto Rico Comwlth
Pub Impt Ser A ETM(15)(16)                      5.50%     7/1/2029          AAA          1,000        1,184,000
Puerto Rico Comwlth Pub Impt Ser B(11)          5.50%     7/1/2011          AAA          3,985        4,428,730
Puerto Rico Muni Fin Agy Ser A(12)              5.75%     8/1/2012          AAA          4,500        4,952,790
St Louis Cnty MO Pkwy Sch Ser A                 5.00%     3/1/2024          AA+          3,320        3,525,674
St Louis Cnty MO Sch Dist
No R-8 Lindbergh(16)                     Zero Coupon      3/1/2018          AAA          2,080        1,204,861
St Louis MO Bd Ed Ref MO
Direct Dep Pg(16)                               5.00%     4/1/2013          AAA          1,000        1,088,440
University City MO Sch Dist(16)                10.00%    2/15/2008          AAA          1,175        1,301,512
                                                                                                 --------------
TOTAL                                                                                                24,877,613
                                                                                                 --------------

HEALTH CARE SYSTEM 1.66%
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Pj                    5.75%    2/15/2035         BBB+          2,500        2,685,550
                                                                                                 --------------

HEALTHCARE 8.11%
Cape Girardeau Cnty MO Ind
Dev Auth Hlthcare Facs Rev                      5.75%     6/1/2032           A-(c)       1,600        1,674,480
Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(12)                    5.625%     3/1/2012          AAA          2,170        2,234,579
MO St Hlth & Edl Facs Auth BJC Hlth             5.25%    5/15/2032           AA          5,000        5,239,150
MO St Hlth & Edl Facs Auth Rev
Sr Living Facs Lutheran Sr-A                   5.375%     2/1/2035           A-(c)       2,750        2,852,878
MO St Hlth & Edl Facs Auth
Rites PA 1049 RIBs(2)                         11.987%     6/1/2010          AAA(b)         855        1,101,813
                                                                                                 --------------
TOTAL                                                                                                13,102,900
                                                                                                 --------------

HOUSING 3.38%
MO St Dev Fin Bd Multi Fam
Rev Quality Hill Pj Ser A(17)                   5.60%    9/15/2028           AA          2,115        2,147,973

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MO St Dev Fin Bd Solid Waste
Disp Rev P & G Paper Pj AMT                     5.20%    3/15/2029          AA-      $   1,000   $    1,100,730
MO St Hsg Dev Cmnty Sing Fam
Mtg Rev Hmownr Ln Pg A 1 AMT(14)                5.90%     9/1/2035          AAA          1,000        1,077,270
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(14)                       5.375%     9/1/2022          AAA            870          872,445
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)                 Zero Coupon      3/1/2029          AAA            915          257,334
                                                                                                 --------------
TOTAL                                                                                                 5,455,752
                                                                                                 --------------

LEASE 7.96%
Gladstone MO Ser A COP(2)                       5.35%    6/15/2016          Aaa          1,095        1,180,465
Grandview MO COP(11)                            5.00%     1/1/2027          Aaa          1,700        1,780,784
Kansas City MO Muni Assistance Corp
Var Leasehold Impt H Roe A(2)                   2.73%#   4/15/2034          AAA          1,600        1,600,000
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(11)                       5.00%     2/1/2012          Aaa          1,090        1,179,391
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(16)                  5.00%    12/1/2030          AAA          3,300        3,427,215
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)                      5.25%    8/15/2016          AAA          2,405        2,646,822
St Francois Cnty MO COP(11)                     5.00%     2/1/2025          AAA          1,000        1,054,810
                                                                                                 --------------
TOTAL                                                                                                12,869,487
                                                                                                 --------------

MISCELLANEOUS 8.82%
Kansas City MO Muni Assistance Corp
Rev Leasehold Ser 2001A(2)                      5.00%     3/1/2019          AAA          1,500        1,585,830
Kansas City MO Muni Assistance Corp
Rev Ser A                                      5.125%     3/1/2019           A2          1,100        1,152,910
Kansas City MO Muni
Assistance Leasehold Bartle(16)                 5.00%    4/15/2020          AAA          1,500        1,529,475
MO Dev Fin Bd Cultural Facs
Nelson Gallery(16)                              5.25%    12/1/2013          AAA          2,305        2,519,849
MO St Dev Fin Bd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                 5.875%     4/1/2020          Aaa          1,000        1,079,070
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                         5.25%     7/1/2033          BBB          2,500        2,648,900
Puerto Rico Pub Bldgs Auth
Rev Ref Govt Facs Ser C GTD                     5.75%     7/1/2018          BBB          1,000        1,149,500
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)                      Zero Coupon     7/15/2020          AAA          2,000        1,021,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
St Louis MO Muni Fin Corp
Leas Carnahan Courthouse Ser A(11)             5.125%    2/15/2027          Aaa      $   1,500   $    1,574,970
                                                                                                 --------------
TOTAL                                                                                                14,261,804
                                                                                                 --------------

POWER 2.29%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                     5.125%     7/1/2029           A-          1,500        1,568,565
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                  5.00%     7/1/2025          AAA          2,000        2,126,680
                                                                                                 --------------
TOTAL                                                                                                 3,695,245
                                                                                                 --------------

PRE-REFUNDED 19.61%
Boone Cnty MO Reorg Sch Dist
No R-6                                          6.00%     3/1/2020          AA+            500          551,680
Mehlville MO Sch Dist No R9 MO
Cap Impt Pj COP(12)                             5.25%     9/1/2013          AAA          1,000        1,105,200
MO Sch Bds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(17)                     5.40%     3/1/2020           AA            850          912,126
MO St Bonne Terre Prison Pj
Ser A COP(2)                                    5.15%     6/1/2018          AAA          1,015        1,085,624
MO St Envr Impt & Enrg St
Revolving FD-D                                  5.90%     1/1/2019          Aaa          1,860        1,892,159
MO St Envr Impt & Enrg St
Revolving FD-E                                 5.625%     7/1/2016          Aaa            630          655,049
MO St Hlth & Edl Facs Auth Rev Ser A(2)         5.25%     6/1/2028          AAA          5,000        5,518,800
MO St Hlth & Edl Facs Auth
Washington Univ Ser A                           6.00%     3/1/2030          Aaa            850          951,082
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          3,050        3,611,383
Puerto Rico Comwlth Ser A ETM                   5.50%    10/1/2040          AAA          2,700        2,948,481
Puerto Rico Comwlth Pub Impt Ser A             5.125%     7/1/2031          AAA          1,210        1,322,542
Springfield MO Sch Dist No R12
MO Direct Deposit Pg                            5.85%     3/1/2020          AA+            500          548,640
St Louis Cnty MO Pattonville
No R-3 Sch Dist(11)                             6.00%     3/1/2019          AAA            845          945,487
St Louis MO Arpt Rev Arpt
Dev Pg Ser A(16)                                5.25%     7/1/2031          AAA          2,000        2,193,520
St Louis MO Muni Fin Corp
Lease Rev City Justice Ctr Ser A(2)             6.00%    2/15/2019          AAA          3,500        3,609,550
St Louis MO Muni Fin Corp
Lease Rev City Justice Ctr Ser A(2)             6.00%    2/15/2020          Aaa            760          851,246
St Louis MO Pkg Fac Rev ETM(16)                5.375%   12/15/2021          AAA             10           10,450

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
St Louis MO Pub Safety(11)                     5.125%    2/15/2018          AAA      $     270   $      289,235
St Louis MO Sch Dist(11)                        6.00%     4/1/2012          AAA            575          583,815
University MO Univ Rev Sys Facs                 5.80%    11/1/2027           AA          1,975        2,105,054
                                                                                                 --------------
TOTAL                                                                                                31,691,123
                                                                                                 --------------

RESOURCE RECOVERY 1.61%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B                   7.20%     7/1/2016          Aaa          1,085        1,102,772
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D                  5.625%     7/1/2016          Aaa            220          226,395
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E                   5.90%     1/1/2019          Aaa            240          244,054
St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                          5.875%    11/1/2026           A+          1,005        1,025,854
                                                                                                 --------------
TOTAL                                                                                                 2,599,075
                                                                                                 --------------

TRANSPORTATION 10.05%
Bi State Dev Agy MO Met Dist
Rev Metrolink Cross Cnty Pj B(12)               5.00%    10/1/2032          AAA          3,500        3,640,140
Columbia MO Spl Oblig Cap Impt                  5.50%     2/1/2016          AA-            330          332,600
MO St Hwy & Trans Commn St Rd
Rev Ser A                                       5.00%     2/1/2022          AAA          1,970        2,077,858
MO St Hwy & Trans Commn St Rd
Rev Ser A                                       5.25%     2/1/2020          AAA          1,830        1,968,549
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+            500          547,530
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)       2,500        3,147,450
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser K(d)                 5.00%     7/1/2045         BBB+          1,750        1,787,783
St Louis MO Arpt Rev Airport Ser A(16)         5.125%     7/1/2022          AAA          2,000        2,110,040
St Louis MO Arpt Rev Lambert
Int'l Ser B AMT(11)                             5.25%     7/1/2027          AAA            625          638,812
                                                                                                 --------------
TOTAL                                                                                                16,250,762
                                                                                                 --------------

WATER/SEWER 5.78%
Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(16)                 5.00%     5/1/2034          AAA          3,900        4,079,634
MO St Envr Impt & Enrg Res
Auth Wtr Pollutn Ref Rev Pg A                   5.00%     7/1/2014          Aaa          1,000        1,096,260
MO St Ref Wtr Pollutn Ctl Ser B                 4.00%    10/1/2007          AAA          1,000        1,020,330

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
St Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(16)                       5.125%    12/1/2027          Aaa      $   3,000   $    3,148,980
                                                                                                 --------------
TOTAL                                                                                                 9,345,204
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 98.85%
  (cost $152,387,509)                                                                               159,766,239
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 1.15%                                                                                   1,857,628
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  161,623,867
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2005

MUNICIPAL BONDS 100.81%

EDUCATION 13.72%
Higher Ed Stud Assist Auth NJ
Student Loan Rev Ser A AMT(16)                  6.15%     6/1/2019          AAA            695          710,922
NJ Econ Dev Auth
Rev Sch Facs Constr Ser 0(d)                   5.125%     3/1/2030          AA-          2,500        2,622,550
NJ St Edl Facs Auth Rev
Kean Univ Ser D(11)                             5.00%     7/1/2033          AAA          2,500        2,603,975
NJ St Edl Facs Auth Rev
Princeton Theological Seminary                  5.00%     7/1/2026          AAA          2,500        2,639,275
NJ St Edl Facs Auth Rev
Ref Rowan Univ Ser D(2)                         4.50%     7/1/2030          AAA          1,100        1,096,678
NJ St Edl Facs Auth Rev Ser I Rowan(11)        5.125%     7/1/2030          AAA          2,650        2,804,972
NJ St Edl Facs Auth Rev
William Paterson Ser E(19)                      5.00%     7/1/2027          AAA          2,500        2,619,150
Puerto Rico Comwlth
Rites PA 1280 RIBs                             6.795%     7/1/2034          AA+          2,000        2,119,600
Rutgers St Univ NJ COP(2)                       5.00%     1/1/2024          AAA            800          846,992
Rutgers St Univ NJ Ser A                        5.20%     5/1/2027           AA            750          782,348
                                                                                                 --------------
TOTAL                                                                                                18,846,462
                                                                                                 --------------

GENERAL OBLIGATION 3.27%
Millburn Twp NJ Sch Dist                        5.35%    7/15/2018          Aa1          1,050        1,205,431
Millburn Twp NJ Sch Dist                        5.35%    7/15/2019          Aa1            250          288,053
Montville Twp NJ Fire Dist No 23                5.25%    7/15/2016           A2            410          447,802
Pohatcong Twp NJ Sch Dist(12)                   5.25%    7/15/2026          AAA          1,335        1,527,948
Puerto Rico Comwlth Pub Impt(5)(12)             4.50%     7/1/2023          AAA          1,000        1,015,290
                                                                                                 --------------
TOTAL                                                                                                 4,484,524
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
HEALTHCARE 14.27%
NJ Econ Dev Auth Rev
Masonic Charity Fndtn Pj                        6.00%     6/1/2025           A+      $   1,000   $    1,114,100
NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(12)                                6.25%     7/1/2012          AAA          1,370        1,387,618
NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(9)(16)                       5.25%     8/1/2013          AAA          1,445        1,580,700
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                   5.75%     7/1/2031            A          4,000        4,311,720
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(9)                    6.50%     2/1/2022          AAA            735          739,006
NJ Hlthcare Facs Fin Auth Rev
Cap Hlth Sys Oblig Grp Ser A                   5.375%     7/1/2033         Baa1          2,000        2,069,540
NJ Hlthcare Facs Fin Auth Rev
St Clare's Hosp Ser A(17)                       4.75%     7/1/2025           AA          1,100        1,102,266
NJ Hlthcare Facs Fin Auth Rev
RWJ Hlthcare Corp Ser B(17)                     5.00%     7/1/2035           AA          1,000        1,034,220
Passaic Cnty NJ Impt Auth Lease Rev
Preakness Hlthcare Ctr Pj(2)                    5.00%     5/1/2035          Aaa          1,500        1,568,445
Puerto Rico Indl Tourist Ed &
Envr Ctrl Fac Hosp Ser A                       6.125%   11/15/2030           AA          1,000        1,119,740
Puerto Rico Indl Tourist Ed
Envr Ctrl Fac Hosp Ser A                       6.125%   11/15/2025           AA            415          466,136
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(16)                       6.25%     7/1/2024          AAA          1,000        1,019,040
Univ Medicine & Dentistry NJ COP(16)            5.00%    6/15/2036          AAA          2,000        2,079,920
                                                                                                 --------------
TOTAL                                                                                                19,592,451
                                                                                                 --------------

HOUSING 0.07%
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(13)                      6.50%     3/1/2025          AAA            100          101,102
                                                                                                 --------------

INDUSTRIAL 5.68%
NJ Econ Dev Auth Amer Wtr
Co Inc Ser B AMT(11)                           5.375%     5/1/2032          AAA          5,000        5,208,150
NJ Econ Dev Auth Middlesex
Wtr Co Pj AMT(16)                               5.35%     2/1/2038          AAA          2,500        2,585,425
                                                                                                 --------------
TOTAL                                                                                                 7,793,575
                                                                                                 --------------

LEASE 2.27%
Morris-Union Jointure Commn NJ COP(17)          5.00%     5/1/2027           AA          1,000        1,037,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Rutgers St Univ NJ COP(2)                       5.00%     1/1/2038          AAA      $   2,000   $    2,080,640
                                                                                                 --------------
TOTAL                                                                                                 3,118,360
                                                                                                 --------------

MISCELLANEOUS 6.19%
Carteret NJ Bd Ed COP(16)                       5.75%    1/15/2030          Aaa             80           87,478
Carteret NJ Bd Ed COP(16)                       6.00%    1/15/2024          Aaa            430          476,771
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)               5.625%     9/1/2019          Aaa            100          108,373
Middlesex Cnty NJ Impt Auth
Cnty Open Space Tr Fd GTD                       5.25%    9/15/2022          AAA          1,910        2,073,783
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(16)                 6.40%    12/1/2009          AAA            195          198,142
NJ Econ Dev Auth Rev
Motor Vehicle Sur Rev Ser A(16)                 5.00%     7/1/2034          AAA            485          505,535
NJ Econ Dev Auth Rev
Muni Rehab(2)                                   5.00%     4/1/2028          AAA          1,130        1,187,562
NJ Envr Infra Ser 2004A                         5.25%     9/1/2020          AAA          2,000        2,148,020
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD                             5.25%     7/1/2033          BBB          1,250        1,324,450
Rahway NJ COP(16)                              5.625%    2/15/2020          Aaa            365          396,766
                                                                                                 --------------
TOTAL                                                                                                 8,506,880
                                                                                                 --------------

POWER 7.01%
Brick Twp NJ Muni Util Auth(11)                 5.00%    12/1/2025          Aaa          2,000        2,110,540
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                  5.00%     7/1/2032          AAA          2,000        2,093,880
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                     5.125%     7/1/2029           A-          1,000        1,045,710
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                  5.00%     7/1/2025          AAA          1,625        1,727,928
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                  5.00%     7/1/2026          AAA          2,500        2,652,200
                                                                                                 --------------
TOTAL                                                                                                 9,630,258
                                                                                                 --------------

PRE-REFUNDED 28.75%
Casino Reinvestment Dev Auth
NJ Parking Fee Rev Ser A(12)                    5.25%    10/1/2015          AAA            100          104,470
Chathams Dist NJ Bd Ed(16)                      5.00%    1/15/2019          Aaa          1,020        1,101,263
Chathams Dist NJ Bd Ed(16)                     5.125%    1/15/2024          Aaa            595          645,974
Chathams Dist NJ Bd Ed(16)                      5.25%    1/15/2026          Aaa          1,500        1,637,505
LaFayette Yard NJ Cmnty Dev GTD(16)            5.625%     4/1/2021          Aaa            200          221,510

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa      $   1,000   $    1,184,060
NJ Bldg Auth St Bldg Rev                       5.375%    6/15/2019          AA-            450          484,641
NJ Bldg Auth St Bldg Ser A(12)                  5.25%   12/15/2019          AAA          1,000        1,107,720
NJ Econ Dev Auth Rev Sch
Facs Constr Ser A(2)                            5.25%    6/15/2015          AAA          2,500        2,740,200
NJ St Edl Facs Auth Rev
Princeton Univ Ser B                           5.125%     7/1/2019          AAA            355          379,531
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                            5.25%     7/1/2017          AAA            700          760,032
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                            5.25%     7/1/2022          AAA          2,560        2,779,546
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                            5.25%     7/1/2026          AAA          2,350        2,551,536
NJ St Edl Facs Auth Rev
Princeton Univ Ser H                           5.375%     7/1/2024          AAA          2,550        2,782,560
NJ St Hwy Auth Garden St Pkwy
Gen Rev Ref Sr Pkwy(11)                         5.75%     1/1/2015          AAA            200          221,468
NJ St Tpk Auth Rev Ser A                        5.50%     1/1/2027            A          3,000        3,260,160
NJ St Tpk Auth Rev Ser A(16)                    5.50%     1/1/2030          AAA          1,500        1,633,185
NJ St Transn Tr Fd Auth
Transn Sys Ser B                                6.00%    6/15/2019          AAA          6,500        7,263,100
North Bergen Twp NJ Bd Ed COP(12)              6.125%   12/15/2022          Aaa          1,185        1,352,926
Ocean Cnty NJ Gen Impt                         5.125%     9/1/2020          Aa1          1,800        1,964,646
Pohatcong Twp NJ Sch Dist(12)                   5.95%    7/15/2023          AAA            650          678,126
Pohatcong Twp NJ Sch Dist(12)                   5.95%    7/15/2026          AAA            250          260,817
Puerto Rico Comwlth Pub Impt Ser A             5.125%     7/1/2031          AAA            620          677,666
South Brunswick Twp NJ(11)                     5.625%    12/1/2023          AAA             45           49,231
Summit NJ                                       5.70%     6/1/2020          AAA            325          353,743
Trenton NJ Pkg Auth Pkg Rev GTD(11)             6.00%     4/1/2017          Aaa          1,000        1,114,440
Washington Twp NJ Bd Ed Mercer Cnty(11)         5.00%     1/1/2027          Aaa          2,000        2,169,060
                                                                                                 --------------
TOTAL                                                                                                39,479,116
                                                                                                 --------------

TOLL ROADS 2.31%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                  7.129%     1/1/2035          Aaa          2,000        2,122,800
Puerto Rico Comwlth Hwy &
Trans Auth Transn Rev Ser G                     5.00%     7/1/2042         BBB+          1,025        1,049,364
                                                                                                 --------------
TOTAL                                                                                                 3,172,164
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION 14.96%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)                   5.10%     1/1/2021          AAA      $   1,435   $    1,538,492
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)                   5.20%     1/1/2025          AAA          1,700        1,818,320
Delaware River Port Auth PA &
NJ Rev(11)                                      5.50%     1/1/2026          AAA          1,000        1,026,010
NJ St Tpk Auth Rev Ser C-1(2)                   5.00%     1/1/2035          AAA          1,200        1,236,840
Port Auth NY & NJ(12)                           5.00%    4/15/2032          AAA          4,725        4,958,273
Port Auth NY & NJ Cons 109th Ser               5.375%    1/15/2032          AA-            500          517,520
Port Auth NY & NJ Cons 119th
Ser AMT(11)                                     5.50%    9/15/2019          AAA            150          154,467
Port Auth NY & NJ Cons 125th Ser(12)            5.00%   10/15/2027          AAA          5,000        5,279,050
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+            500          547,530
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)       2,750        3,462,195
                                                                                                 --------------
TOTAL                                                                                                20,538,697
                                                                                                 --------------

WATER/SEWER 2.31%
NJ Wtr Supply Auth
Rev Manasquan Reservoir Wtr(16)                 5.00%     8/1/2031          AAA          1,810        1,909,043
North Hudson Swr Auth NJ Rev Ser C(16)          5.00%     8/1/2022          Aaa          1,025        1,072,837
Ocean Twp NJ Swr Auth Ref Ser B(11)             5.25%    12/1/2011          Aaa            170          186,634
                                                                                                 --------------
TOTAL                                                                                                 3,168,514
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $129,665,845)                                                           138,432,103
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 0.10%

MONEY MARKET MUTUAL FUND 0.10%
Dreyfus NJ Municipal Cash Management (Cost $131,420)                                       131          131,420
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 100.91% (Cost $129,797,265)                                         138,563,523
                                                                                                 ==============
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.91%)                                               (1,244,132)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  137,319,391
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 96.94%

EDUCATION 10.70%
Albany Cnty NY Indl Dev Agy
Albany College of Pharmacy A                   5.625%    12/1/2034         BBB-      $     700   $      742,329
Erie Cnty NY Indl Dev Agy
City Sch Dist Buffalo Pj(12)                    5.75%     5/1/2026          AAA          1,000        1,127,460
Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(16)               5.80%     7/1/2015          AAA            750          780,375
NY New York City Indl Dev Agy
NY Institute of Tech(16)                        5.25%     3/1/2023          AAA            100          107,940
NY St Dorm Auth Lease
Rev Cap Apprec Court Fac                 Zero Coupon      8/1/2021          AA+          3,515        1,768,185
NY St Dorm Auth Rev 4201 Schools Pg             6.25%     7/1/2020          AA-          1,685        1,894,412
NY St Dorm Auth Rev Colgate Univ(16)            6.00%     7/1/2016          AAA          1,000        1,174,100
NY St Dorm Auth Rev
New York Univ Ser A(2)                          5.75%     7/1/2015          AAA          2,000        2,314,860
NY St Dorm Auth Rev Pratt Institute(17)         6.00%     7/1/2024           AA          1,000        1,100,320
NY St Dorm Auth Rev Pratt Institute(17)         6.00%     7/1/2028           AA          2,000        2,197,680
NY St Dorm Auth Rev Sp Act
Sch Dist Pj(16)                                 6.00%     7/1/2016          AAA          1,400        1,437,996
NY St Dorm Auth Revs
New York Univ A(11)                             5.00%     7/1/2034          AAA          3,125        3,266,531
NY St Dorm Auth Revs Non St
Suptd Debt NYSARC Inc Ser A(12)                 5.00%     7/1/2034          AAA          1,000        1,049,470
NY St Dorm Auth Revs St Univ
Suptd Debt Dorm Facs Ser B(d)(16)              4.375%     7/1/2030          AAA          1,000          961,360
NY St Dorm Auth Revs
Unrefunded Bal City Univ 2nd B                 5.375%     7/1/2007          AA-          3,915        4,069,173
Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B(2)(18)                      5.50%     8/1/2022          AAA            200          214,524
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College(2)                 5.625%     7/1/2031          Aaa          1,500        1,654,200
St Lawrence Cnty NY Indl
Civic Fac Rev Clarkson Univ Pj                 5.125%     7/1/2021           A3            250          260,050
                                                                                                 --------------
TOTAL                                                                                                26,120,965
                                                                                                 --------------

GENERAL OBLIGATION 14.95%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(12)                  5.75%     5/1/2023          AAA          1,250        1,385,950
New York NY Ref Ser B                           5.75%     8/1/2016           A+          1,000        1,107,930
New York NY Ser E                               5.25%     8/1/2014           A+          1,000        1,084,590

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
New York NY Ser J                               5.50%     6/1/2022           A+      $   5,095   $    5,534,902
New York NY Ser O                               5.00%     6/1/2030           A+         10,000       10,363,700
New York NY Sub Ser C-1                         5.25%    8/15/2026           A+          2,500        2,669,525
New York NY Unrefunded Bal C(12)                5.75%    3/15/2027          AAA          1,560        1,728,636
New York NY Unrefunded
Bal Ser A(11)(18)                               6.00%    5/15/2030          AAA            900        1,005,120
New York NY Unrefunded Bal Ser C               5.625%    3/15/2020           NR            155          169,548
New York NY Unrefunded Bal Ser G               5.875%     8/1/2019           A+            510          569,150
Puerto Rico Comwlth Pub Impt                    5.25%     7/1/2018          BBB          2,000        2,201,260
Puerto Rico Comwlth Pub Impt Ser A              5.00%     7/1/2033          BBB            500          513,520
Puerto Rico Comwlth Pub Impt Ser A              5.00%     7/1/2034          BBB          4,645        4,783,886
Puerto Rico Comwlth Pub Impt Ser A              5.25%     7/1/2024          BBB          1,500        1,589,820
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.375%     7/1/2028          BBB          1,090        1,154,070
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)                     5.00%     7/1/2028          AAA            605          622,920
                                                                                                 --------------
TOTAL                                                                                                36,484,527
                                                                                                 --------------

HEALTHCARE 5.40%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(17)                       5.625%     7/1/2024           AA          1,750        1,903,843
NY New York City Indl Dev Agy
Rev Harbor House Pj A(13)                      5.875%    5/20/2044          AA+            610          689,690
NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)                          5.50%     7/1/2016          AAA            935        1,025,676
NY St Dorm Auth Rev Lenox
Hill Hosp Oblig Group                          5.375%     7/1/2020          Ba2          1,000        1,044,990
NY St Dorm Auth Rev Mental
Hlth Svc Fac(15)(16)                            6.00%    8/15/2012          AAA          1,460        1,668,415
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                           5.40%     2/1/2031          AAA            300          319,167
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                           5.50%     8/1/2030          AAA          1,000        1,072,480
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)                           5.50%     8/1/2038          AAA          1,000        1,068,850
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)                    5.75%     7/1/2018          AAA          1,000        1,119,500
NY St Dorm Auth Revs
Mtg Hosp Spl Surgery(d)(9)(16)                  5.00%    8/15/2033          AAA          1,700        1,781,464
NY St Dorm Auth Revs Non St Suptd
Debt Rochester Gen Hosp(17)                     5.00%    12/1/2035           AA          1,400        1,448,398

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(16)               6.00%    2/15/2025          AAA      $      15   $       16,421
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(16)               6.00%    2/15/2030          AAA             15           16,390
                                                                                                 --------------
TOTAL                                                                                                13,175,284
                                                                                                 --------------

HOUSING 3.06%
NY New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT                     5.50%    11/1/2034           AA          1,500        1,544,895
NY New York City Hsg Dev Corp
Mult Fam Hsg Ser A-1                            4.50%    11/1/2027           AA          1,530        1,519,367
NY New York City Hsg Dev Corp
Ser B-2 AMT                                     5.30%     5/1/2036           AA          2,000        2,058,200
NY St Dorm Auth Revs Ref Dept
of Hlth                                         5.00%     7/1/2023          AA-            400          420,488
NY St Dorm Auth Revs Insd
Jewish Bd Fam & Children(2)                     5.00%     7/1/2023          AAA            500          527,515
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B                            5.25%     7/1/2021          AA-          1,000        1,083,690
NY St Mtg Agy Rev Hmownr Mtg
Ser 70                                          5.40%     4/1/2022          Aa1             70           72,501
NY St Mtg Agy Rev Hmownr Mtg
Ser 111 AMT(16)                                 4.55%     4/1/2023          AAA            250          247,620
                                                                                                 --------------
TOTAL                                                                                                 7,474,276
                                                                                                 --------------

INDUSTRIAL 1.21%
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase II Pj Ser B(1)                 5.10%     8/1/2036            A            500          510,650
NY Indl Dev Agy Pkg Royal
Charter Properties Inc(12)                      5.75%   12/15/2029          AAA          1,000        1,116,620
NY New York City Indl Dev Agy
United Jewish Appeal Fed Pj A                   5.00%     7/1/2027          Aa2          1,250        1,322,437
                                                                                                 --------------
TOTAL                                                                                                 2,949,707
                                                                                                 --------------

LEASE 1.99%
NY St Urban Dev Corp Rev St Fac                 5.70%     4/1/2020          AA-          4,150        4,865,004
                                                                                                 --------------

MISCELLANEOUS 2.24%
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                  5.20%     8/1/2030            A            750          774,585
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)                  5.20%     8/1/2036            A          1,000        1,029,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
New York City Transn Fin Auth
Rev Ser A                                       5.00%   11/15/2026          AAA      $     730   $      765,091
NY New York City Tr Cultr Res
Rev Museum of American Art(1)                   6.00%     7/1/2022            A            500          544,855
Puerto Rico Pub Bldgs Auth
Rev Govt Fac Ser G GTD                          5.00%     7/1/2026          BBB          2,000        2,066,840
Puerto Rico Pub Bldgs Auth
Rev Unrefunded Bal Govt Facs Ser D              5.25%     7/1/2027          BBB            265          279,416
                                                                                                 --------------
TOTAL                                                                                                 5,459,937
                                                                                                 --------------

MULTI FAMILY REVENUE BONDS 0.90%
New York City Transn Fin Auth
Unrefunded Bal Fut Tax 2005 C                   5.50%     5/1/2025          AAA            220          236,515
NY New York City Hsg Dev Corp
Mult Fam Hsg Rev Ser A1                         4.60%     5/1/2035           AA          1,955        1,939,321
NY St Dorm Auth Revs
Unrefunded 05 Mental D(15)(16)                  6.00%    8/15/2021          AAA             20           21,114
                                                                                                 --------------
TOTAL                                                                                                 2,196,950
                                                                                                 --------------

POWER 4.87%
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT                   10.73%     7/1/2026           A+          4,000        4,370,800
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                  5.00%     7/1/2032          AAA          1,500        1,570,410
Puerto Rico Elec Pwr Auth Ref
Ser PP(11)                                      5.00%     7/1/2025          AAA          2,000        2,115,900
Puerto Rico Elec Pwr Auth Ref
Rev Ser II                                      5.25%     7/1/2031           A-          3,625        3,822,563
                                                                                                 --------------
TOTAL                                                                                                11,879,673
                                                                                                 --------------

PRE-REFUNDED 33.95%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(11)                    6.375%    12/1/2017          AAA            650          737,002
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)                                 5.75%     7/1/2021          AAA            500          520,335
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(12)                                 6.00%     7/1/2029          AAA            500          555,245
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                      6.00%     7/1/2016          AAA          2,000        2,156,520
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                      6.00%     7/1/2021          AAA          5,000        5,212,400
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)                      6.10%     7/1/2026          AAA          2,000        2,086,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(11)                      4.75%     4/1/2028          AAA      $   2,500   $    2,691,550
Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                   5.50%     7/1/2017          AAA          1,000        1,135,500
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          2,000        2,368,120
Muni Assistance Corp City
New York NY Ser E                               6.00%     7/1/2006          AAA          2,125        2,173,641
New York City Transn
Fin Auth Fut Tax 2004 Ser C                     5.50%     5/1/2025          AAA              5            5,453
New York City Transn
Fin Auth Fut Tax 2005 C                         5.50%     5/1/2025          AAA            330          359,888
New York City Transn Fin Auth
Fut Tax Secd C                                  5.50%     5/1/2025          AAA            445          485,304
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser A                           6.00%    8/15/2029          AAA            200          222,720
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                           6.00%   11/15/2024          AAA            950        1,071,800
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B                           6.00%   11/15/2029          AAA          2,000        2,256,420
New York NY C(12)                               5.75%    3/15/2027          AAA          3,440        3,897,864
New York NY Ser C                              5.625%    3/15/2020           A+            845          948,808
New York NY Ser G                              5.875%     8/1/2019           A+            240          274,001
NY New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(12)                    5.375%    6/15/2026          AAA          3,000        3,081,210
NY New York City Muni Wtr Fin Auth
Wtr & Swr Sys Rev Unrefunded Bal Ser B          6.00%    6/15/2033          AA+          1,470        1,644,974
NY New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                         6.00%    6/15/2033          AA+          3,360        3,791,122
NY St Dorm Auth Lease Rev
Court Facs Ser A                                5.50%    5/15/2020           A+          1,180        1,328,892
NY St Dorm Auth Lease Rev
St Univ Dorm Facs Ser A                         5.50%    5/15/2026          AA-             75           77,686
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                 6.00%     7/1/2030          AA-          3,500        3,952,725
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A                                 6.25%     7/1/2020          AA-          1,250        1,422,350
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A                              5.50%     7/1/2023          AA-          1,215        1,348,286
NY St Dorm Auth Rev Pace Univ(16)               6.00%     7/1/2029          AAA          1,610        1,818,254
NY St Dorm Auth Rev St Univ
Adl Facs Ser B(12)                              5.75%    5/15/2017          AAA            395          441,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(12)                        6.00%     7/1/2015          AAA      $     300   $      338,805
NY St Dorm Auth Revs Mental D(15)(16)           6.00%    8/15/2021          AAA            130          137,872
NY St Dorm Auth Revs Mental
Hlth Svcs B(16)                                 6.00%    2/15/2025          AAA            100          111,352
NY St Dorm Auth Revs Mental
Hlth Svcs B(16)                                 6.00%    2/15/2030          AAA            100          111,352
NY St Dorm Auth Revs Suptd
Debt Mental D(15)(16)                           6.00%    8/15/2021          AAA            850          901,467
NY St Dorm Auth Revs Suptd
Debt Mental Hlth Svcs(16)                       6.00%    2/15/2025          AAA            885          985,465
NY St Dorm Auth Revs Suptd
Debt Mental Hlth Svcs B(16)                     6.00%    2/15/2030          AAA            885          985,465
NY St Envr Fac Corp St Clean
Wtr & Drinking                                  6.00%    6/15/2019          AAA             80           88,035
Puerto Rico Comwlth Aqueduct
& Swr Auth Rev ETM                             10.25%     7/1/2009          AAA            545          623,028
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(16)               5.875%     7/1/2035          Aaa            485          545,087
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(16)               5.875%     7/1/2035          AAA            265          297,831
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B                    6.50%     7/1/2027         BBB+          2,000        2,292,800
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.25%     7/1/2038         BBB+          6,000        6,598,680
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                   5.375%     7/1/2036         BBB+          1,000        1,107,210
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.75%     7/1/2041         BBB+          2,000        2,258,980
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2026         BBB+          1,000        1,033,210
Puerto Rico Comwlth Pub Impt(16)                5.00%     7/1/2024          AAA          1,000        1,061,380
Puerto Rico Comwlth Pub Impt(15)(16)            5.00%     7/1/2028          AAA          1,130        1,199,359
Puerto Rico Comwlth Pub Impt                   5.375%     7/1/2025          BBB          1,640        1,704,862
Puerto Rico Comwlth Pub Impt(16)                5.75%     7/1/2026          AAA          3,000        3,308,760
Puerto Rico Comwlth Pub Impt Ser A             5.375%     7/1/2028          AAA            555          613,813
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D GTD                         5.25%     7/1/2027           A-            735          806,030
Puerto Rico Pub Fin Corp Approp E               5.50%     8/1/2029          Aaa          1,000        1,107,720
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.70%     8/1/2025          Aaa          2,000        2,192,620

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.75%     8/1/2030          Aaa      $   2,500   $    2,587,350
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                    5.625%     7/1/2020          AA+            115          127,994
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake                     5.75%     7/1/2030          AA+          1,500        1,677,660
                                                                                                 --------------
TOTAL                                                                                                82,870,097
                                                                                                 --------------

SPECIAL TAX 0.80%
New York City Transn Fin
Unrefunded Fut Tax Secd C                       5.00%     5/1/2029          AAA          1,905        1,967,579
                                                                                                 --------------

TRANSPORTATION 12.63%
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(16)                  5.50%     4/1/2019          AAA            690          742,951
NY New York City Transn Auth RIBs(2)            8.70%     1/1/2030          Aaa          5,000        6,143,600
NY St Twy Auth Gen Rev Ser F(2)                 5.00%     1/1/2030          AAA          1,000        1,050,510
Port Auth NY & NJ Cons 106th
Ser AMT                                         6.00%     7/1/2015          AA-            350          360,654
Port Auth NY & NJ Cons 93rd Ser                6.125%     6/1/2094          AA-          7,500        8,921,475
Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT              6.75%    10/1/2019           NR          2,970        3,121,589
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)       2,000        2,517,960
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                           5.00%     7/1/2033         BBB+            605          621,359
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infra                     5.00%     7/1/2028          BBB          1,000        1,023,090
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+          3,500        3,832,710
Triborough Brdg & Tunl Auth
NY Gen Purp Ser A                               5.25%     1/1/2020          Aa2          2,335        2,506,599
                                                                                                 --------------
TOTAL                                                                                                30,842,497
                                                                                                 --------------

WATER/SEWER 4.24%
Niagara Falls NY Pub Wtr Auth
Wtr & Swr Sys Rev(19)                           5.50%    7/15/2034          AAA          1,000        1,104,140
NY New York City Muni Wtr Fin                   5.50%    6/15/2033          AA+          3,585        3,882,663
NY St Envr Fac Corp St Clean
Wtr & Drinking                                  6.00%    6/15/2019          AAA          1,420        1,547,090
Puerto Rico Comwlth Infra Fin
Auth Spl Cap Apprec Ser A(11)            Zero Coupon      7/1/2030          AAA          9,890        3,111,196

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                          5.75%     4/1/2020          Aaa      $     650   $      715,539
                                                                                                 --------------
TOTAL                                                                                                10,360,628
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $222,625,187)                                                           236,647,124
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 1.03%

MONEY MARKET MUTUAL FUND 1.03%
Dreyfus NY Municipal Cash Management
  (cost $2,508,831)                                                                      2,509        2,508,831
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 97.97%
  (cost $225,134,018)                                                                               239,155,955
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 2.03%                                                                                   4,944,281
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  244,100,236
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
TEXAS TAX-FREE FUND SEPTEMBER 30, 2005

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                         (000)
                                                                                     ---------
MUNICIPAL BONDS 99.19%

EDUCATION 7.77%
Fort Bend TX Indpt Sch Dist
Ref Ser A PSF GTD                               5.25%    8/15/2027          AAA      $     500          535,045
Houston TX Higher Ed Fin Corp
Rice Univ                                      5.375%   11/15/2029          AAA          1,000        1,065,590
Lake Worth TX Indpt Sch Dist
Sch Bldg Ser A(2)                               5.25%    2/15/2031          AAA          1,020        1,083,464
Raven Hills TX Higher Ed Corp
Cardinal Vlg LLC Lamar Univ(16)                 5.50%     8/1/2028          Aaa          1,000        1,089,330
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD                                5.25%    2/15/2029          AAA          2,000        2,132,980
                                                                                                 --------------
TOTAL                                                                                                 5,906,409
                                                                                                 --------------

GENERAL OBLIGATION 26.12%
Aledo TX Indpt Sch Dist
Sch Bldg Ser A PSF GTD                         5.125%    2/15/2033          AAA          1,000        1,050,380
Argyle TX Indpt Sch Dist Ref(12)                5.25%    8/15/2040          AAA          1,000        1,062,520
Azle TX Indpt Sch Dist Ser A
PSF GTD                                         6.00%    2/15/2022          Aaa            250          251,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Blanco TX COP(19)                               5.50%    8/15/2027          AAA      $     665   $      722,636
Comal TX Indpt Sch Dist Ref
Ser A PSF GTD                                   5.00%     2/1/2028          Aaa          1,000        1,039,050
Corsicana TX Indpt Sch Dist PSF GTD            5.125%    2/15/2034          AAA            500          527,150
Dallas Cnty TX Ref & Impt Ser A                 5.00%    8/15/2020          AAA            250          264,005
Dallas TX Indpt Sch Dist Ref
PSF GTD                                         5.00%    2/15/2021          AAA            300          315,141
Mansfield TX Indpt Sch Dist PSF GTD             5.25%    2/15/2023          AAA          1,000        1,062,700
Pearland TX Indpt Sch Dist PSF GTD             5.125%    2/15/2022          AAA          1,500        1,568,835
Pflugerville TX Indpt Sch Dist PSF GTD          5.00%    8/15/2026          AAA          1,000        1,043,770
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.125%     7/1/2031          BBB            745          769,406
Snyder TX Indpt Sch Dist Sch Bldg(2)            5.25%    2/15/2030          AAA            500          533,875
Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD                          6.00%    2/15/2015          AAA             35           36,303
TX St Transn Cmnty
Mobility Fd Ser A                               4.75%     4/1/2035          Aa1          1,000        1,014,500
TX St Ser B RIBs                               9.338%    9/30/2011          Aa1          5,500        6,991,270
United Indpt Sch Dist TX PSF GTD               5.125%    8/15/2026          AAA          1,000        1,051,550
Webster TX Bal Cfts Oblig Ser A(12)             6.00%     3/1/2017           NR            500          551,035
                                                                                                 --------------
TOTAL                                                                                                19,855,326
                                                                                                 --------------

HEALTHCARE 3.89%
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                         6.375%     6/1/2029            A          1,750        1,937,723
Puerto Rico Indl Tourist Ed
Envr Ctrl Fac Hosp Ser A                       6.125%   11/15/2025           AA            910        1,022,130
                                                                                                 --------------
TOTAL                                                                                                 2,959,853
                                                                                                 --------------

INDUSTRIAL 14.17%
Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                         6.00%     9/1/2025          BBB          1,000        1,040,570
Orange Cnty TX Nav & Port
Dist Ind Dev Rev North Star Steel Pj           6.375%     2/1/2017           A+          2,400        2,473,920
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line                 7.375%    10/1/2020          AA+          5,500        7,260,385
                                                                                                 --------------
TOTAL                                                                                                10,774,875
                                                                                                 --------------

LEASE 1.40%
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(16)                      5.25%   11/15/2021          AAA          1,000        1,066,570
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
POWER 1.38%
Houston TX Util Sys Rev
Ref Comb First Lien(12)                         5.00%   11/15/2035          AAA      $   1,000   $    1,045,170
                                                                                                 --------------

PRE-REFUNDED 30.01%
Austin TX Arpt Sys Rev 2003
Prior Lien AMT(16)                             6.125%   11/15/2025          AAA            415          424,798
Austin TX Arpt Sys Rev
Bal 2003 Prior A AMT(16)                       6.125%   11/15/2025          AAA          2,085        2,131,579
Fort Bend Cnty TX Muni Util
Dist No 25(16)                                  6.00%    10/1/2028          AAA          2,170        2,298,225
Gregory Portland TX Indpt Sch
Dist PSF GTD                                    5.50%    8/15/2020          AAA          1,075        1,181,382
Harris Cnty TX Hlth Fac Dev
St Lukes Episcopal Hosp Ser A                  5.375%    2/15/2026          AA-          1,000        1,105,230
Katy TX Indpt Sch Dist Ltd
Tax PSF GTD                                    6.125%    2/15/2032          AAA          1,000        1,095,140
Laredo TX Indpt Sch Dist PSF GTD                5.25%     8/1/2024          AAA          1,000        1,075,020
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa            500          592,030
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD                                  5.875%    2/15/2019          AAA          1,000        1,123,440
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                           6.00%     7/1/2031         BBB+          1,980        2,226,807
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                           6.00%     7/1/2029         BBB+          1,000        1,124,650
Puerto Rico Comwlth
Pub Impt RIBs(16)                               8.45%     7/1/2026          Aaa            500          602,920
Puerto Rico Comwlth
Pub Impt Ser A                                 5.125%     7/1/2031          AAA            380          415,344
San Antonio TX Indpt Sch Dist
PSF GTD                                         5.50%    8/15/2024          AAA          1,000        1,084,770
San Antonio TX Indpt Sch Dist
PSF GTD                                         5.75%    8/15/2015          AAA          1,000        1,093,790
Socorro TX Indpt Sch Dist PSF GTD               6.00%    2/15/2015          AAA            885          921,559
University TX Univ Rev Fin
Sys Ser A                                      5.375%    8/15/2017          AAA          3,030        3,273,188
Webster TX Ctfs Oblig Ser A(12)                 6.00%     3/1/2017          AAA(b)         940        1,045,684
                                                                                                 --------------
TOTAL                                                                                                22,815,556
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
TEXAS TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 2.12%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT                  5.90%     4/1/2036           A+      $   1,500   $    1,611,795
                                                                                                 --------------

TRANSPORTATION 4.11%
Dallas Fort Worth TX Intl
Arpt Impt Jt Ser B AMT(12)                      5.00%    11/1/2035          AAA          1,000        1,012,440
Houston TX Arpt Sys Rev Sub
Lien Ser B(12)                                  5.50%     7/1/2030          AAA          1,000        1,070,790
North TX Thruway Auth Dallas
North Thruway Sys Rev Ref Ser A(11)            5.375%     1/1/2016          AAA          1,000        1,044,820
                                                                                                 --------------
TOTAL                                                                                                 3,128,050
                                                                                                 --------------

WATER/SEWER 8.22%
Dallas TX Wtr Wks & Swr Sys Rev Ref             5.00%    10/1/2012          AA+            750          794,123
El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(12)                                  5.25%     3/1/2027          AAA          1,000        1,054,380
San Antonio TX Wtr Rev Ref Sys(12)              5.00%    5/15/2028          AAA          1,000        1,035,210
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(11)                        6.00%     8/1/2026          AAA          3,025        3,361,985
                                                                                                 --------------
TOTAL                                                                                                 6,245,698
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $68,950,527)                                                             75,409,302
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 0.00%

MONEY MARKET MUTUAL FUND 0.00%
Dreyfus Municipal Cash Management Plus
  (cost $1,913)                                                                              2            1,913
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 99.19%
  (cost $68,952,440)                                                                                 75,411,215
                                                                                                 ==============
OTHER ASSETS IN EXCESS OF
  LIABILITIES 0.81%                                                                                     613,429
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   76,024,644
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.15%

EDUCATION 12.66%
Central WA Univ Sys Rev(11)                     5.00%     5/1/2034          Aaa      $   1,000   $    1,036,640
Univ WA Ed Resh Rev Roosevelt Pj(15)(16)       5.375%     6/1/2029          AAA          1,100        1,161,248
WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(16)                             4.75%     4/1/2022          AAA          1,000        1,011,690
WA St Higher Ed Fac Gonzaga
Univ Pj(16)                                    5.125%     4/1/2034          AAA          2,080        2,181,337
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(16)              5.00%     5/1/2033          AAA            630          648,453
                                                                                                 --------------
TOTAL                                                                                                 6,039,368
                                                                                                 --------------

GENERAL OBLIGATION 18.36%

Bremerton WA(2)                                 5.25%    12/1/2027          Aaa          1,440        1,526,141
King Cnty WA Pub Transn Sales Tax(16)          5.375%     6/1/2029          AAA          1,000        1,082,960
King Cnty WA Sch Dist No 405
Bellevue(11)                                    5.00%    12/1/2020          AAA          2,000        2,106,740
King Cnty WA Ser B                              4.50%     1/1/2024          AA+            320          320,061
King Cnty WA Ser B(16)                          5.00%     1/1/2030          AAA          1,000        1,021,450
Port Seattle WA Ser B AMT                       5.75%    12/1/2025          AA+            750          798,338
Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                           5.125%     6/1/2024          AAA            750          841,867
Skagit Cnty WA Pub Hosp
Dist No 002(16)                                 5.25%    12/1/2026          Aaa          1,000        1,064,210
                                                                                                 --------------
TOTAL                                                                                                 8,761,767
                                                                                                 --------------

HEALTHCARE 3.97%
Puerto Rico Indl Tourist Ed &
Envr Ctrl Fac Hosp Ser A                       6.125%   11/15/2030           AA          1,000        1,119,740
Skagit Cnty WA Pub Hosp
Dist No 1 Rev Skagit Vly Hosp                   5.50%    12/1/2030         Baa3            750          775,897
                                                                                                 --------------
TOTAL                                                                                                 1,895,637
                                                                                                 --------------

HOUSING 1.60%
Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(13)                7.00%    6/20/2035          AAA            738          761,092
                                                                                                 --------------

LEASE 2.18%
Broadway Office Pptys WA
Lease Rev King Cnty WA(16)                      5.00%    12/1/2027          AAA          1,000        1,040,170
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 5.82%
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(16)                        Zero Coupon      2/1/2024          AAA      $   1,400   $      586,026
Puerto Rico Pub Bldg Auth
Rev Govt Facs Ser I GTD                        5.375%     7/1/2034          BBB          1,000        1,068,540
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(16)                       5.75%    12/1/2028          AAA          1,000        1,124,400
                                                                                                 --------------
TOTAL                                                                                                 2,778,966
                                                                                                 --------------

POWER 12.62%
Chelan Cnty WA Pub Util
Dist No 1 Cons Rev Ser A AMT(16)                6.40%     7/1/2017          AAA          1,000        1,067,450
Clark Cnty WA Pub Util
Dist No 1 Rev(12)                              5.125%     1/1/2020          AAA            400          419,512
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro                           8.75%     9/1/2018           AA            350          388,066
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro 2 Tier Ser B(2)           8.75%     9/1/2006          AAA            485          509,798
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro Ref Ser B(11)             5.00%     9/1/2030          AAA          1,000        1,046,080
Grant Cnty WA Pub Util
Dist No 2 Elec Rev Ser H(12)                    5.00%     1/1/2022          AAA          1,000        1,019,440
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN                                     5.125%     7/1/2029           A-          1,500        1,568,565
                                                                                                 --------------
TOTAL                                                                                                 6,018,911
                                                                                                 --------------

PRE-REFUNDED 19.08%
Douglas Cnty WA Pub Util
Dist No 1 Wells Hydro                           8.75%     9/1/2018           AA            150          166,563
King Cnty WA Sch Dist No 414
Lake Washington(5)(12)                          5.50%    12/1/2019          AAA          1,000        1,102,970
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          1,000        1,184,060
Ocean Shores WA Wtr & Swr(12)                   5.50%    12/1/2021          Aaa          1,000        1,108,260
Port Seattle WA Spl Fac Rev
Ser C AMT(16)                                   6.00%     9/1/2029          AAA            915        1,019,832
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                           6.00%     7/1/2031         BBB+          1,000        1,124,650
Univ WA Univ Revs Student Facs Fee(12)          5.50%     6/1/2019          AAA            810          893,981
Vancouver WA Ltd Tax(2)                         5.50%    12/1/2025          AAA          1,255        1,384,227
Vancouver WA Wtr & Swr Rev(11)                  6.00%     6/1/2020          AAA          1,000        1,098,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Western WA Univ Rev Student
Rec Fee(16)                                     5.00%     5/1/2033          AAA      $      20   $       21,772
                                                                                                 --------------
TOTAL                                                                                                 9,105,035
                                                                                                 --------------

TRANSPORTATION 21.45%
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(11)              5.25%     2/1/2021          AAA          1,750        1,954,522
Port Kalama WA Rev Ser B AMT                   5.625%    12/1/2015           A3            400          407,156
Port Seattle WA Rev Ref
Intermediate Lien Ser A(16)                     5.00%     3/1/2035          AAA          2,000        2,086,840
Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(16)                    6.00%     9/1/2029          AAA          1,085        1,183,681
Port Tacoma WA Ser A(2)                         5.25%    12/1/2034          AAA          2,000        2,125,300
Puerto Rico Comwlth Hwy &
Auth Transn Ser Rev K(d)                        5.00%     7/1/2045         BBB+          1,500        1,532,385
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)         750          944,235
                                                                                                 --------------
TOTAL                                                                                                10,234,119
                                                                                                 --------------

WATER/SEWER 2.41%
Pierce Cnty WA Swr Rev(2)                       5.00%     8/1/2021          AAA          1,100        1,148,433
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $44,603,675)                                                             47,783,498
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 1.98%

MONEY MARKET MUTUAL FUND 1.98%
Dreyfus Municipal Cash Management Plus
  (cost $943,809)                                                                          944          943,809
                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES 102.13%
  (cost $45,547,484)                                                                                 48,727,307
                                                                                                 ==============
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS (2.13%)                                                                               (1,018,082)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   47,709,225
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 95.77%

EDUCATION 13.27%
Allegheny Cnty PA Higher Ed
Duquesne Univ Ser A(11)                         5.00%     3/1/2013          AAA      $     150   $      163,134
Appalachian St Univ NC Rev
Ref Util Sys(16)                                5.00%    5/15/2010          AAA            100          107,523
Delaware Cnty PA Auth Univ
Rev Ref Villanova Univ(11)                      5.00%     8/1/2010          AAA            200          215,218
NY St Dorm Auth Lease Ref
Master Boces Pg Ser A GTD(12)                   5.00%    8/15/2008          AAA            150          157,908
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A(16)                          5.25%     7/1/2009          AAA            350          375,459
Univ NC Sys Pool Rev Ser A(2)                   4.00%     4/1/2007          AAA            250          253,795
University TX Univ Rev Fin
Sys Ser D                                       5.25%    8/15/2016          AAA            350          385,648
                                                                                                 --------------
TOTAL                                                                                                 1,658,685
                                                                                                 --------------

GENERAL OBLIGATION 28.09%
Anaheim CA Unif High Sch Dist Ref(12)           5.00%     8/1/2015          Aaa            350          385,350
Anoka Cnty MN Ref Cap Impt C(16)                4.40%     2/1/2007          AAA            300          305,706
Austin TX Indpt Sch Dist Ref
PSF GTD                                         5.25%     8/1/2015          AAA            250          277,093
Davie Cnty NC Sch(2)                            4.00%     5/1/2012          AAA            200          205,940
Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(11)                      5.00%     5/1/2008          AAA            150          156,990
Hemet CA Univ Sch Dist 2002
Election Ser C(16)                              5.00%     8/1/2011          AAA            200          218,200
La Crosse WI Ref Ser A(12)                      5.00%    12/1/2007          AAA            200          208,068
NC St Ref Ser A                                 5.00%     6/1/2010          AAA            150          161,182
North Hempstead NY Ref(16)                      5.00%    1/15/2013          Aaa            250          271,553
OK St Ref Bldg Ser A(11)                        5.00%    7/15/2014          AAA            200          218,076
Pasadena CA Sch Dist Ser A Ref(11)              5.00%    11/1/2015          AAA            250          275,785
Salem Keizer OR Sch Dist No 24J Ref(12)         5.00%    6/15/2011          AAA            200          216,216
St Louis Park MN Indpt Sch
Dist No 283 Ref Sch Bldg Ser B(12)              5.00%     2/1/2015          Aaa            300          325,464
Wayne Cnty MI Cmnty College Impt(11)            5.25%     7/1/2010          Aaa            100          108,576
WI St Transn Rev Ref Ser 1(2)                   5.25%     7/1/2006          AAA            175          177,989
                                                                                                 --------------
TOTAL                                                                                                 3,512,188
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
LEASE 5.41%
CA St Pub Wks Bd Dept Hlth
Svcs Richmond Lab B(19)                         5.00%    11/1/2017          AAA      $     315   $      337,116
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(11)                       5.00%     2/1/2012          Aaa            100          108,201
OH St Bldg Auth Ref St Facs
Adult Correction A(12)                          5.50%    10/1/2010          AAA            210          230,786
                                                                                                 --------------
TOTAL                                                                                                   676,103
                                                                                                 --------------

MISCELLANEOUS 14.51%
CA St Econ Recovery Ser A(11)                   5.25%     7/1/2014          AAA            200          222,798
IL St Sales Tax Rev First Ser(12)               5.25%    6/15/2013          AAA            100          110,362
IN Bd Bk Rev Spl Pg South
Bend TIF Ser E(16)                              5.00%     9/1/2014          AAA            100          107,288
Los Angeles CA Santn Equip
Rev Ser A(2)                                    5.00%     2/1/2007          AAA            250          257,080
Mercer Cnty NJ Impt Auth Ref
Regl Sludge Pj(11)                              5.00%   12/15/2014          AAA            200          216,606
MI St Envr Ref(15)(16)                          5.50%    12/1/2013          AAA            100          112,642
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)         4.789%     4/1/2014          AAA            200          200,164
MO Dev Fin Bd Cultural Facs
Nelson Gallery(16)                              5.25%    12/1/2013          AAA            100          109,321
OR St Dept Admin Svcs(12)                       5.00%     9/1/2012          AAA            100          108,872
SC Transn Infrastr Ser A(2)                     5.00%    10/1/2008          Aaa            250          263,825
WI St Petroleum Inspect Fee
Rev Ref Ser 1(12)                               5.00%     7/1/2008          AAA            100          104,813
                                                                                                 --------------
TOTAL                                                                                                 1,813,771
                                                                                                 --------------

POWER 7.43%
Houston TX Util Sys Rev Ref
Comb First Lien(12)                             5.00%   11/15/2016          AAA            250          273,415
MI Pub Pwr Agy Rev Ref
Belle River Pj Ser A(16)                        5.25%     1/1/2016          AAA            250          277,138
Puerto Rico Elec Pwr Auth Ref
Ref Ser JJ(16)                                  5.25%     7/1/2013          AAA            100          111,196
South MN Muni Pwr Agy Supply
Rev Ref Ser A(16)                               5.00%     1/1/2010          AAA            250          266,772
                                                                                                 --------------
TOTAL                                                                                                   928,521
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 4.78%
Muhlenberg PA Sch Dist(11)                      5.40%     9/1/2012          AAA      $     100   $      109,531
Muncy PA Sch Dist(11)                           5.00%    5/15/2020          Aaa            250          271,322
NY St Dorm Auth Mental D(15)(16)                5.25%    8/15/2024          AAA            200          217,302
                                                                                                 --------------
TOTAL                                                                                                   598,155
                                                                                                 --------------

SPECIAL TAX 2.03%
Broward Cnty FL Spl Oblig Ref(2)                5.00%     1/1/2012          AAA            250          253,675
                                                                                                 --------------

TRANSPORTATION 8.59%
DE River & Bay Auth Rev Ser B(2)                2.71%#    1/1/2030          AAA            400          400,000
MA St Port Auth Rev Ser C(2)                    5.00%     7/1/2011          AAA            200          216,112
New Haven CT Air Rights Pkg Ref(2)             5.375%    12/1/2012          AAA            100          111,305
PA St Tpk Commn Oil Sr Ser A(16)                5.25%    12/1/2012          AAA            100          110,389
Washington DC Met Area Transn
Auth Gross Rev Ref(16)                          5.00%     1/1/2007          AAA            230          235,600
                                                                                                 --------------
TOTAL                                                                                                 1,073,406
                                                                                                 --------------

WATER/SEWER 11.66%
Columbus GA Wtr & Sew Rev Ref(12)               5.25%     5/1/2013          AAA            100          110,569
Houston TX Util Sys Rev Ref
Comb First Lien Ser A(16)                       5.00%    5/15/2009          AAA            200          211,828
Lansing MI Sew Disp Sys Ref(11)                 5.00%     5/1/2014          AAA            150          163,747
Las Cruces NM Jt Util Ref &
Impt Rev Ser A(16)                              5.50%     7/1/2016          AAA            300          317,346
Phoenix AZ Civic Impt Corp
Wtr Sys Rev Jr Lien(16)                         5.00%     7/1/2016          AAA            300          327,273
Pima Cnty AZ Swr Rev Ref(12)                    5.00%     7/1/2014          AAA            200          218,626
Shreveport LA Wtr & Swr Rev
Ref Ser A(11)                                   5.00%    12/1/2012          AAA            100          107,842
                                                                                                 --------------
TOTAL                                                                                                 1,457,231
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $11,957,258)                                                             11,971,735
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 0.57%

MONEY MARKET MUTUAL FUND 0.57%
Dreyfus Municipal Cash Management Plus
  (cost $71,643)                                                                            72           71,643
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 96.34%
  (cost $12,028,901)                                                                                 12,043,378
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES 3.66%                                                                                     457,983
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   12,501,361
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.94%

EDUCATION 2.94%
Miami-Dade Cnty FL Edl Facs
Auth Rev Ser A(2)                               6.00%     4/1/2023          AAA      $   2,000   $    2,220,500
                                                                                                 --------------

ELECTRIC POWER 1.39%
Ocala FL Util Sys Rev Ref Ser A(11)             5.00%    10/1/2031          Aaa          1,000        1,050,550
                                                                                                 --------------

GENERAL OBLIGATION 7.01%
FL St Bd of Ed Cap Pub Ed
Outlay Ser A                                    5.25%     6/1/2024          AAA          2,000        2,149,120
Hillsborough Cnty FL Sch Bd COP(16)             5.00%     7/1/2029          AAA          1,000        1,040,260
Miami-Dade Cnty Fl Bldg Better
Cmnty Pg(11)                                    5.00%     7/1/2031          AAA          2,000        2,102,180
                                                                                                 --------------
TOTAL                                                                                                 5,291,560
                                                                                                 --------------

HEALTHCARE 13.68%
Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Ser D(d)                5.00%#  11/15/2035           A+          1,000        1,020,640
Highlands Cnty FL Facs Auth
Rev Hosp Adventist Hlth Sys D                  5.875%   11/15/2029           A+          2,000        2,169,480
Highlands Cnty FL Facs Auth
Rev Hosp Adventist/Sunbelt Ser A                6.00%   11/15/2031           A+          2,000        2,176,100
Miami FL Hlth Facs Auth
Catholic Hlth East Ser B                        5.25%   11/15/2033           A1            225          234,333
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl                           5.75%    12/1/2032            A          1,000        1,078,860
Orange Cnty FL Hlth Facs Auth
Rev Nemours Foundation Pj                       5.00%     1/1/2035          AAA          1,000        1,039,690
Puerto Rico Indl Tourist Eds
Med Envr Ctrl Facs Hosp                         6.50%   11/15/2020           AA            410          469,073
Sarasota Cnty FL Pub Hosp Bd
Rev Sarasota Mem Hosp Ser B(16)                 5.50%     7/1/2028          AAA          1,875        2,140,050
                                                                                                 --------------
TOTAL                                                                                                10,328,226
                                                                                                 --------------

HOUSING 3.77%
Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(8)(14)                          6.40%     3/1/2029          Aaa            625          645,669
Orange Cnty FL Hsg Fin Auth
Hmowner Rev Cap App Ser A-1 AMT(14)      Zero Coupon      3/1/2028          Aaa            425          125,745
Pinellas Cnty FL Hsg Fin Auth
Hsg Rev Multi Cnty Pg Ser A-1 AMT(14)           5.50%     9/1/2035          Aaa          1,960        2,073,131
                                                                                                 --------------
TOTAL                                                                                                 2,844,545
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL 1.75%
Lee Cnty FL Indl Dev Auth Ref
Bonita Springs Util Pj AMT(2)                  5.125%    11/1/2019          AAA      $   1,250   $    1,323,038
                                                                                                 --------------

LEASE 4.15%
Broward Cnty FL Sch Bd
Ser A COP(12)                                   5.00%     7/1/2030          AAA          3,000        3,133,890
                                                                                                 --------------

MISCELLANEOUS 18.55%
Jacksonville FL Excise Taxes
Ref Ser C AMT(16)                               5.25%    10/1/2020          AAA          1,000        1,086,180
Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(11)                        5.375%    10/1/2018          AAA          1,000        1,095,870
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)         4.789%     4/1/2014          AAA          1,500        1,501,230
Miami-Dade Cnty FL Spl Oblig
Sub Ser A(16)                            Zero Coupon     10/1/2024          AAA          3,000        1,106,190
Miami-Dade Cnty FL Spl Oblig
Sub Ser B(16)                                   5.00%    10/1/2037          AAA          1,000        1,024,190
Orange Cnty FL Sales Tax Rev
Ref Ser B(11)                                  5.125%     1/1/2032          AAA          1,425        1,499,186
Orange Cnty FL Tourist Dev Sub(2)              5.125%    10/1/2025          AAA          1,445        1,531,165
Orange Cnty FL Tourist Dev
Tax Rev Ref(2)                                  5.00%    10/1/2031          AAA          1,780        1,872,916
Osceola Cnty Tourist Dev Tax
Rev Ser A(11)                                   5.00%    10/1/2032          AAA          1,400        1,453,480
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                         5.25%     7/1/2033          BBB          1,250        1,324,450
Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(16)                          6.00%    10/1/2015          AAA            450          516,955
                                                                                                 --------------
TOTAL                                                                                                14,011,812
                                                                                                 --------------

POWER 1.41%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                  5.00%     7/1/2025          AAA          1,000        1,063,340
                                                                                                 --------------

PRE-REFUNDED 24.46%
Boca Raton FL                                   5.25%     7/1/2016          AAA          1,615        1,748,028
Boca Raton FL                                   5.25%     7/1/2017          AAA          1,000        1,082,370
FL St Bd of Ed Cap Outlay Pub
Ed Ser E                                       5.625%     6/1/2025          AAA          1,000        1,109,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(11)                               6.375%     7/1/2029          AAA      $   1,250   $    1,429,162
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          1,250        1,480,075
Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                  6.00%    10/1/2016          AAA            710          721,715
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                           6.00%     7/1/2031         BBB+          1,000        1,124,650
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                           6.50%     7/1/2027         BBB+          1,000        1,146,400
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                           6.00%     7/1/2029         BBB+            880          989,692
Puerto Rico Comwlth Pub Impt RIBs(16)           8.45%     7/1/2026          Aaa          3,500        4,220,440
Tampa Bay Wtr FL Util Sys Rev(11)               6.00%    10/1/2024          AAA          3,000        3,422,910
                                                                                                 --------------
TOTAL                                                                                                18,474,472
                                                                                                 --------------

RESOURCE RECOVERY 1.01%
Jacksonville FL Pollutn Rev
Anheuser-Busch Pj                               5.70%     8/1/2031           A+            750          764,602
                                                                                                 --------------

TRANSPORTATION 8.90%
FL Ports Fin Commn Rev St
Transn TR FD Intermodal Pg AMT(11)              5.50%    10/1/2029          AAA          1,295        1,364,283
FL St Tpk Auth Tpk Rev RIBs                    6.992%     7/1/2033          AA-(c)       2,000        2,160,520
Lee Cnty FL Transn Facs
Sanibel Brdgs & Causeway Ser B(4)               5.00%    10/1/2035          AAA          1,000        1,045,600
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(11)                           5.125%     7/1/2025          Aaa            750          796,035
Pensacola FL Arpt Rev Ser A AMT(16)            6.125%    10/1/2018          AAA          1,250        1,350,387
                                                                                                 --------------
TOTAL                                                                                                 6,716,825
                                                                                                 --------------

WATER/SEWER 8.92%
Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(11)                            5.00%    10/1/2032          AAA          1,000        1,038,200
Miami Beach FL Stormwater Rev(11)               5.25%     9/1/2020          AAA          1,000        1,082,420
Miami Beach FL Wtr & Swr Rev(2)                 5.25%     9/1/2020          AAA          1,000        1,082,420
Miami Beach FL Wtr & Swr Rev(2)                 5.50%     9/1/2027          AAA          1,000        1,079,050
Miami-Dade Cnty FL Stormwater
Util Rev(16)                                    5.00%     4/1/2027          Aaa          1,000        1,055,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Ocala FL Wtr & Swr Rev(11)                      5.25%    10/1/2027          Aaa      $     800   $      859,536
Sebring FL Wtr & Wastewtr Rev Ref(11)           5.25%     1/1/2020          AAA            500          542,510
                                                                                                 --------------
TOTAL                                                                                                 6,739,796
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $68,857,833)                                                             73,963,156
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                     ---------
SHORT-TERM INVESTMENT 0.40%

MONEY MARKET MUTUAL FUND 0.40%
Dreyfus FL Muni Cash Management (cost $300,600)                                            301          300,600
                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES 98.34% (cost $69,158,433)                                            74,263,756
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.66%                                                  1,254,747
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   75,518,503
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                         (000)
                                                                                     ---------
MUNICIPAL BONDS 97.10%

ACUTE CARE HOSPITAL 0.10%
Glynn-Brunswick Mem Hosp Auth GA Rev
Unrefunded Bal 2005 Antic Ctfs(16)              6.00%     8/1/2016           NR      $     100          104,231
                                                                                                 --------------

EDUCATION 20.66%
Albany-Dougherty GA Inner
City Auth Rev Albany St Univ
Student Hsg A(19)                               5.00%     7/1/2031          AAA          2,000        2,068,440
Athens-Clarke Cnty GA Univ
Govt UGA Rev CCRC Bldg LLC Pj(2)                5.00%   12/15/2032          AAA          1,050        1,089,081
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                   5.00%    12/1/2027          Aaa          2,000        2,087,840
Athens GA Hsg Auth Student
Hsg Univ of GA East Campus(2)                   5.25%    12/1/2023          Aaa            775          831,234
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser C                                  4.625%     1/1/2035           A3          1,000          969,530
Bulloch Cnty GA Dev Auth GA
South Univ Pj(2)                                5.00%     8/1/2021          Aaa            400          421,456

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Cobb Cnty GA Dev Auth Pkg Rev
Kennesaw St Univ Fdtn Inc Pj(16)                5.00%    7/15/2029          Aaa      $   1,250   $    1,313,338
Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assoc(2)                       5.50%    10/1/2017          AAA          1,000        1,107,240
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                         5.00%    11/1/2031          AA+          1,400        1,456,364
Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                  5.125%    11/1/2021          AA+            750          802,155
Fulton Cnty GA Dev Auth Rev
Molecular Science Bldg Pj(16)                   5.00%     5/1/2034          AAA          2,000        2,080,520
Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                        5.875%    12/1/2030          AAA          1,850        2,053,426
Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                      5.50%     2/1/2022          AAA          1,000        1,092,930
Marietta GA Dev Auth Rev Ser
Student Hsg SPSU Student Hsg I                 5.125%    9/15/2023           A2          1,000        1,053,530
Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                           5.75%    10/1/2031         Baa1            500          536,325
Private Colleges & Univ Auth
GA Rev Spelman College                          5.25%     6/1/2021          Aa3          1,340        1,451,287
Richmond Cnty GA Dev Auth Edl
Facs Rev ASU Jaguar Student Ctr Ser A(19)       5.00%     7/1/2034          Aaa          1,000        1,044,630
                                                                                                 --------------
TOTAL                                                                                                21,459,326
                                                                                                 --------------

GENERAL OBLIGATION 3.38%
GA St Ser F                                     5.00%    11/1/2018          AAA          1,000        1,076,350
Puerto Rico Comwlth Pub Impt Ser A              5.25%     7/1/2024          BBB            500          529,940
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.125%     7/1/2031          BBB            665          686,785
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A                  5.375%     7/1/2028          BBB          1,155        1,222,891
                                                                                                 --------------
TOTAL                                                                                                 3,515,966
                                                                                                 --------------

HEALTHCARE 4.56%
Athens-Clarke Cnty GA Univ
Govt Catholic Hlth East Issue                   5.50%   11/15/2032           A1          1,000        1,055,250
Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(16)                5.125%     1/1/2032          AAA            500          520,970
Cobb Cnty GA Hosp Auth Rev
Ref & Impt Rev Antic Ctfs(2)                    5.25%     4/1/2024          AAA          1,000        1,081,140
Liberty Cnty GA Hosp Auth Rev
Antic Ctfs Ref GTD(2)                           5.00%     8/1/2026          Aaa          1,000        1,069,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Indl Tourist Edl
Med Envr Ctrl Fac Hosp                          6.50%   11/15/2020           AA      $     410   $      469,073
Ware Cnty GA Hosp Auth Rev
Antic Ctfs GTD(16)                              5.50%     3/1/2021          Aaa            500          538,350
                                                                                                 --------------
TOTAL                                                                                                 4,734,183
                                                                                                 --------------

HOUSING 1.42%
GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                             5.75%    12/1/2031          AAA            835          857,370
GA St Hsg & Fin Auth Rev Sub
Ser A-2 AMT                                    4.875%    12/1/2024          AAA            100          101,429
Savannah GA Econ Dev Auth
Multi Fam Hsg Rev AMT(13)                       5.15%   11/20/2022          AAA            500          516,515
                                                                                                 --------------
TOTAL                                                                                                 1,475,314
                                                                                                 --------------

INDUSTRIAL 0.72%
Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                   5.20%    5/15/2028          AA-            500          543,350
Monroe Cnty GA Dev Auth Pollutn
GA Pwr Co Plant(2)                              5.25%     7/1/2031          AAA            205          207,899
                                                                                                 --------------
TOTAL                                                                                                   751,249
                                                                                                 --------------

LEASE 3.53%
Atlanta GA Dev Auth Rev Tuff
ATDC Pj Ser A                                   5.00%     1/1/2035           A3          1,250        1,266,525
College Park GA Business
Civic Ctr Pj(2)                                 5.75%     9/1/2026          AAA            450          496,399
Fayette Cnty GA Pub Facs Auth
Rev Ref Criminal Justice Center Pj              5.00%     6/1/2026           AA          1,040        1,092,749
GA Muni Assn Inc Ctfs City
Court Atlanta Pj(2)                             5.25%    12/1/2026          AAA            750          805,935
                                                                                                 --------------
TOTAL                                                                                                 3,661,608
                                                                                                 --------------

MISCELLANEOUS 3.29%
Assoc Cnty GA Leasing Pj
Rockdale Cnty GA Pub Purp Pj(2)                5.625%     7/1/2020          AAA             25           27,237
Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(16)                      5.625%    10/1/2026          AAA          1,000        1,149,620
Downtown Savannah Auth GA Rev
Ref & Impt                                      5.00%     1/1/2026           AA          1,000        1,050,510
George L Smith II GA World
Congress Ctr Auth Rev AMT(16)                   5.75%     7/1/2015          AAA            500          539,295

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Bldgs Auth
Rev Unrefunded Bal Govt Facs Ser D GTD         5.375%     7/1/2033          BBB      $     615   $      652,540
                                                                                                 --------------
TOTAL                                                                                                 3,419,202
                                                                                                 --------------

POWER 4.61%
Burke Cnty GA Dev Auth Pollutn Ctl Rev
GA Pwr Co Plt Vogtle 2nd Ser(11)               4.625%     5/1/2034          AAA          1,000          992,910
Muni Elec Auth GA Combustion
Cycle Pj Ser A                                  5.00%    11/1/2023            A          1,000        1,021,070
Muni Elec Auth GA Combustion
Turbine Pj Ser A(16)                            5.25%    11/1/2022          AAA          1,445        1,552,508
Puerto Rico Elec Pwr Auth
Ser HH(12)                                      5.25%     7/1/2029          AAA          1,135        1,219,784
                                                                                                 --------------
TOTAL                                                                                                 4,786,272
                                                                                                 --------------

PRE-REFUNDED 33.81%
Atlanta GA Arpt Facs Rev Ref
Gen Ser A(11)                                   5.50%     1/1/2026          AAA          1,645        1,805,404
Atlanta GA Arpt Facs Rev Ser A(11)              5.60%     1/1/2030          AAA          1,500        1,652,160
Atlanta GA ETM                                  5.60%    12/1/2015          AA-             95           97,257
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(16)           Zero Coupon      8/1/2015          AAA            395          220,572
Fayette Cnty GA Pub Facs Auth
Criminal Justice Ctr Pj                         6.00%     6/1/2030           AA          1,000        1,125,100
Forsyth Cnty GA Sch Dist                        6.00%     2/1/2016           AA          2,000        2,251,340
Forsyth Cnty GA Wtr & Swr Auth Rev              6.25%     4/1/2021           AA            750          848,415
Glynn-Brunswick Mem Hosp Auth GA Rev
2005 Antic Ctfs(16)                             6.00%     8/1/2016          AAA            240          250,800
Glynn-Brunswick Mem Hosp Auth GA Rev
Antic Ctfs(16)                                  6.00%     8/1/2016          AAA             60           62,700
Muni Secs Trust Ctfs Ser 7005
Cl B ETM RIBs+                                 8.148%    10/1/2040          Aaa          1,000        1,184,060
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A                      5.50%    11/1/2020           AA          1,000        1,109,930
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A                      5.50%    11/1/2025           AA          1,000        1,096,330
Private Colleges & Univs Auth
GA Rev Emory Univ Pj Ser A                      5.75%    11/1/2018           AA            500          560,755
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(16)               5.875%     7/1/2020          AAA          1,000        1,123,890
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser C                    6.00%     7/1/2029         BBB+            250          281,162

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.25%     7/1/2038         BBB+      $   1,500   $    1,649,670
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                   5.375%     7/1/2036         BBB+          1,405        1,555,630
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.75%     7/1/2041         BBB+          3,385        3,823,324
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2026         BBB+          2,000        2,066,420
Puerto Rico Comwlth Pub Impt(5)(12)             5.50%     7/1/2017          AAA            500          516,980
Puerto Rico Comwlth Pub Impt(16)                5.75%     7/1/2026          AAA          1,990        2,194,811
Puerto Rico Comwlth Pub Impt Ser A              5.00%     7/1/2027          AAA            370          403,737
Puerto Rico Comwlth
Pub Impt Ser A                                 5.125%     7/1/2031          AAA            335          366,158
Puerto Rico Comwlth
Pub Impt Ser A                                 5.375%     7/1/2028          AAA            580          641,463
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D                             5.25%     7/1/2036           A-            915        1,003,425
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser D                            5.375%     7/1/2033           A-          1,685        1,860,341
Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(16)                        5.50%     8/1/2020          AAA          1,500        1,670,910
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.70%     8/1/2025          Aaa          2,000        2,192,620
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                            5.75%     8/1/2030          Aaa          1,000        1,034,940
Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                            Zero Coupon     12/1/2021          Aaa          1,000          473,610
                                                                                                 --------------
TOTAL                                                                                                35,123,914
                                                                                                 --------------

RESOURCE RECOVERY 2.07%
Atlanta GA Wtr & Wastewtr Rev
Ser A Unrefunded Bal(11)                        5.00%    11/1/2029          AAA          2,090        2,152,345
                                                                                                 --------------

SPECIAL TAX 2.02%
Dekalb Cnty Ga Pub
Safety & Judicial Facs Pj GTD                   5.00%    12/1/2034          Aaa          2,000        2,094,120
                                                                                                 --------------

TRANSPORTATION 5.71%
Atlanta GA Arpt Facs Rev AMT(16)         Zero Coupon      1/1/2010          AAA            990          785,515
Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)               5.00%     4/1/2018          AAA            500          520,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)   $   1,750   $    2,203,215
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(12)                       5.00%     7/1/2032          AAA            225          234,515
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G                           5.00%     7/1/2033         BBB+          1,065        1,093,798
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+          1,000        1,095,060
                                                                                                 --------------
TOTAL                                                                                                 5,932,598
                                                                                                 --------------

WATER/SEWER 11.22%
Atlanta GA Wtr & Wastewtr Rev(12)               5.00%    11/1/2034          AAA          1,000        1,046,740
Augusta GA Wtr & Swr Rev(12)                    5.25%    10/1/2022          AAA            500          538,410
Augusta GA Wtr & Swr Rev(12)                    5.25%    10/1/2030          AAA          1,110        1,190,142
Augusta GA Wtr & Swr Rev(12)                    5.25%    10/1/2034          AAA          1,000        1,077,160
Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                      5.25%     7/1/2021          Aaa            500          540,705
Coweta Cnty GA Wtr & Sew Auth Ref(12)           5.00%     6/1/2026          Aaa            500          552,650
DeKalb Cnty GA Wtr & Swr                        5.00%    10/1/2028           AA          1,240        1,289,885
DeKalb Cnty GA Wtr & Swr Ser A                  5.00%    10/1/2035           AA          2,650        2,761,539
Elberton GA Combined Util Sys
Rev Ref & Impt(2)                               5.50%     1/1/2019          Aaa            550          602,745
Fulton Cnty GA Wtr & Swr Rev(11)                5.00%     1/1/2035          AAA            400          416,408
Glynn Cnty GA Wtr & Swr Rev
Ref & Impt(2)                                   5.00%     4/1/2023          Aaa            750          789,683
Lowndes Cnty GA Pub Facs Auth
Rev Wtr & Swr Pj(2)                             5.00%     6/1/2025          AAA            805          854,330
                                                                                                 --------------
TOTAL                                                                                                11,660,397
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 97.10% (cost $96,785,621)                                      100,870,725
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 2.90%                                                  3,016,054
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  103,886,779
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 99.00%

ACUTE CARE HOSPITAL 8.04%
CA Health Facs Fin Auth Rev
Ref Cedars Sinai Med Ctr                        5.00%   11/15/2034           A3      $  10,000   $   10,198,400
Hilsborough Cnty FL Indl Dev Auth
Tampa Gen Hosp Pj Ser A                         5.00%    10/1/2018         Baa1          1,000        1,033,240
IL Fin Auth Rev Northwestern
Mem Hosp Ser A                                  5.50%    8/15/2043          AA+          1,000        1,076,140
MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D                       5.00%     7/1/2033          BBB          2,000        1,993,900
MI St Hosp Fin Auth Rev
Chelsea Cmnty Hosp Oblig                        5.00%    5/15/2030          BBB          3,175        3,165,919
Monongalia Cnty WV Bldg Cmnty
Hosp Rev Monongalia Gen Hosp Ser A              5.00%     7/1/2030           A-          8,515        8,566,601
NY St Dorm Auth Revs Mt Sinai
NYU Hlth Rmkt                                   5.50%     7/1/2026           BB          1,500        1,525,680
St Paul MN Hsg & Redev Auth
Hosp Rev Healtheast Pj                          6.00%   11/15/2035          BB+          5,750        6,173,315
Washington Cnty AR Hosp Rev
Ref Regl Med Ctr Ser B                          5.00%     2/1/2030          BBB          1,500        1,501,005
                                                                                                 --------------
TOTAL                                                                                                35,234,200
                                                                                                 --------------

AIRLINES 0.10%
NJ Econ Dev Auth Continental
Airlines Inc Pj AMT                             7.20%#  11/15/2030            B            500          440,845
                                                                                                 --------------

AIRPORT PASSENGER FACILITY CHARGE 0.56%
Augusta GA Arpt Rev Gen Ser C AMT               5.45%     1/1/2031         Baa3          2,410        2,450,006
                                                                                                 --------------

AIRPORT SPECIAL FACILITY 2.12%
NJ Econ Dev Auth Spl Fac Rev
Continental Airlines Inc Pj AMT                 6.25%    9/15/2029            B          8,620        6,937,117
NJ Econ Dev Auth Continental
Airlines Inc Pj AMT                            6.625%    9/15/2012            B            850          787,738
Wayne Cnty MI Arpt Auth Rev
Detroit Met Wayne Cnty Arpt AMT(16)             5.00%    12/1/2034          AAA          1,500        1,551,855
                                                                                                 --------------
TOTAL                                                                                                 9,276,710
                                                                                                 --------------

CHARTER SCHOOLS 1.12%
Detroit Cmnty High Sch MI
Pub Sch Academy Rev                             5.65%    11/1/2025           BB          1,000          996,390

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Detroit Cmnty High Sch MI
Pub Sch Academy Rev                             5.75%    11/1/2030           BB      $   1,255   $    1,256,832
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A                 5.625%     8/1/2025          BB+          1,715        1,679,757
Milwaukee WI Redev Auth Rev
Science Ed Consortium Pj Ser A                  5.75%     8/1/2035          BB+          1,000          966,730
                                                                                                 --------------
TOTAL                                                                                                 4,899,709
                                                                                                 --------------

CONTINUING CARE RETIREMENT
COMMUNITIES 6.77%
Bremer Cnty IA Retirement Fac Rev
Bremer Lutheran Ser A(d)                        5.00%   11/15/2017           NR          1,140        1,127,699
Bremer Cnty IA Retirement Fac Rev
Bartels Lutheran Ser A(d)                      5.125%   11/15/2020           NR            400          397,028
Bremer Cnty IA Retirement Fac Rev
Bartels Lutheran Ser A(d)                      5.375%   11/15/2027           NR            700          693,259
Director St NV Dept Business &
Industry Las Ventanas Retirement Pj A           7.00%   11/15/2034           NR          6,000        6,261,900
Director St NV Dept Business &
Industry Las Ventanas Retirement Pj B           6.00%   11/15/2014           NR          3,655        3,748,532
IL Fin Auth Rev Friendship
Vlg Schaumburg A                               5.375%    2/15/2025          BB+(c)       3,000        3,016,230
IL Fin Auth Rev Friendship
Vlg Schaumburg A                               5.625%    2/15/2037          BB+(c)       2,000        2,022,320
James City Cnty VA Econ Dev Auth Resdl
Care Fac First Mtg Williamsburg Ldg A           5.50%     9/1/2034           NR          1,000        1,002,210
Lebanon Cnty PA Hlth Facs Auth
Hlth Ctr Rev Pleasant View Rt Ser A            5.125%   12/15/2020           NR          1,000        1,002,470
Lebanon Cnty PA Hlth Facs Auth
Hlth Ctr Rev Pleasant View Rt Ser A             5.30%   12/15/2026           NR            500          497,440
MI St Hosp Fin Auth Rev Ref
Presbyterian Vlg                                5.25%   11/15/2025         BBB-(c)       1,500        1,481,565
NC Med Care Commn Retirement
Facs Rev Ref First Mtg UTD Methodist C          5.25%    10/1/2024           NR            750          756,375
NC Med Care Commn Retirement
Facs Rev Ref First Mtg UTD Methodist C          5.50%    10/1/2032           NR          1,600        1,624,688
Virginia Beach VA Dev Auth Resdl
Care Fac Mtg Rev Ref Westminster
Canterbury(d)                                   5.25%    11/1/2026           NR          3,000        3,019,230
Virginia Beach VA Dev Auth Resdl
Care Fac Mtg Rev Ref Westminster
Canterbury(d)                                  5.375%    11/1/2032           NR          1,000        1,009,330

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Winchester VA Indl Dev Auth Resdl
Care Fac Rev Westminster Canterbury Ser A       5.20%     1/1/2027           NR      $   1,000   $    1,008,610
Winchester VA Indl Dev Auth Resdl Care
Fac Rev Westminster Canterbury Ser A            5.30%     1/1/2035           NR          1,000        1,004,990
                                                                                                 --------------
TOTAL                                                                                                29,673,876
                                                                                                 --------------

CORRECTIONAL FACILITIES 0.29%
Madison Cnty FL Rev First
Mtg Twin Oaks Pj Ser A                          6.00%     7/1/2025           NR          1,300        1,285,050
                                                                                                 --------------

DIRT BONDS, TAX INCREMENT/ALLOCATION 4.44%
Allegheny Cnty PA Redev
Auth Rev Pittsburgh Mills Pj                    5.60%#    7/1/2023           NR            500          526,350
Atlanta GA Tax Allocation
Eastside Pj Ser A AMT                          5.625%     1/1/2016           NR          1,000        1,024,210
Atlanta GA Tax Allocation
Eastside Pj Ser B                               5.60%     1/1/2030           NR          1,000        1,006,170
Beaumont CA Fin Auth Loc Agy
Rev Ser D                                       5.80%     9/1/2035           NR            500          526,005
Branson MO Indl Dev Auth Tax
Increment Rev Branson Landing Retail Pj         5.50%     6/1/2029           NR          5,000        5,104,750
Etiwanda Sch Dist CA Spl Tax
Cmnty Facs Dist No 2004-1                       5.45%     9/1/2029           NR          1,000        1,008,370
Indio CA Cmnty Facs Dist No 04-3
Terra Lago Impt Area 1                          5.15%     9/1/2035           NR          1,825        1,797,534
Poway CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 11 Area B                5.00%     9/1/2030           NR          1,000          964,090
San Francisco CA City & Cnty Red
Agy Dist No 6 Mission Bay South Ser A           5.15%     8/1/2035           NR          1,500        1,496,250
Temecula Vly CA Unif Sch Dist
Cmnty Facs Dist Spl Tax No 02-1                5.125%     9/1/2035           NR          1,000          984,160
Tern Bay Cmnty Dev Dist FL
Cap Impt Rev Ser A                             5.375%     5/1/2037           NR          5,000        5,008,300
                                                                                                 --------------
TOTAL                                                                                                19,446,189
                                                                                                 --------------

EDUCATION 0.60%
PA St Higher Edl Facs Auth
College & Univ Rev Geneva College              5.375%     4/1/2015         BBB-          2,000        2,087,660
Private Colleges & Univ Auth
GA Rev Spelman College                          5.25%     6/1/2021          Aa3            500          541,525
                                                                                                 --------------
TOTAL                                                                                                 2,629,185
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
ELECTRIC REVENUE BONDS 1.36%
MS Business Fin Corp MS
Pollutn Ctrl Sys Energy Res Inc Pj             5.875%     4/1/2022         BBB-      $   5,875   $    5,969,588
                                                                                                 --------------

GAMING 1.44%
Mohegan Tribe Indians CT
Gaming Auth Pub Impt Priority Dist             5.375%     1/1/2011          BB+          1,400        1,474,522
Mohegan Tribe Indians CT Pub
Impt Priority Dist                             5.125%     1/1/2023          BB+          3,350        3,355,293
Mohegan Tribe Indians CT Pub
Impt Priority Dist                              5.25%     1/1/2033          BB+          1,500        1,499,880
                                                                                                 --------------
TOTAL                                                                                                 6,329,695
                                                                                                 --------------

GENERAL AIRPORT REVENUE BONDS 1.09%
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 1 Rmkt AMT               8.50%#    5/1/2029          CCC          1,000          989,520
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 2 Rmkt AMT               9.00%#    5/1/2029          CCC          2,500        2,369,725
Dallas-Fort Worth TX Intl Arpt Fac Impt
Corp Rev Ref A Sub Ser 3 Rmkt AMT              9.125%     5/1/2029          CCC          1,500        1,403,415
                                                                                                 --------------
TOTAL                                                                                                 4,762,660
                                                                                                 --------------

GENERAL OBLIGATION 5.91%
CA St Ref                                       5.00%     8/1/2028            A          3,500        3,645,950
CA St Rites PA 1300 RIBs                       7.252%    11/1/2024           NR          5,000        5,579,700
FL St Bd of Ed Pub Ed Ser D                     5.00%     6/1/2033          AAA            725          759,184
New York NY Ser M                               5.00%     4/1/2022           A+         10,000       10,485,000
New York NY Ser O                               5.00%     6/1/2030           A+          5,000        5,181,850
Todd Morrison Cass & Wadena Cntys
MN Hlthcare Fac Lakewood                        5.00%    12/1/2034         Baa2            250          254,580
                                                                                                 --------------
TOTAL                                                                                                25,906,264
                                                                                                 --------------

HEALTH CARE SYSTEM 6.94%
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A                 5.25%     7/1/2030         BBB+         10,000       10,361,800
Franklin Cnty OH Hlthcare Facs
Rev OH Presbyterian Svcs A                      5.00%     7/1/2026          BBB          1,200        1,211,892
Hilsborough Cnty FL Indl Ref
Tampa Gen Hosp Pj Ser A                         5.25%    10/1/2024         Baa1          1,000        1,043,040
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth Sys Pj                5.75%    2/15/2035         BBB+            500          537,110

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
KY Econ Dev Fin Auth Hlth
Sys Norton Hlthcare Inc Ser A                   6.50%    10/1/2020         BBB+(c)   $   1,400   $    1,541,008
MA St Hlth & Edl Facs Auth
Rev Caritas Christi Oblig Grp A                5.625%     7/1/2020          BBB          1,005        1,026,125
Miami Beach FL Hlth Facs Rev
Hosp Auth Mt Sinai Med Ctr FL Pj               5.375%   11/15/2028          BB+          1,510        1,517,610
NC Med Care Cmnty Hlthcare Facs
Rev Ref 1st Mtg Presbyterian Ser A             5.125%     7/1/2018           NR          1,000        1,002,580
NJ Hlthcare Fac Fin Auth Rev
Somerset Med Ctr                                5.50%     7/1/2033         Baa3          1,700        1,736,346
NY St Dorm Auth Revs Non St Supported
Debt Mt Sinai NYU Hlth C Rmkt                   5.50%     7/1/2026          Ba1          4,000        4,068,680
Orange Cnty FL Hlth Fac Auth
Ref Hlthcare Orlando Lutheran                  5.375%     7/1/2020           NR          1,100        1,098,240
Orange Cnty FL Hlth Fac Auth
Ref Hlthcare Orlando Lutheran                   5.70%     7/1/2026           NR          1,000        1,003,610
St Mary Hosp Auth PA Hlth Sys
Rev Catholic Hlth Ser B                        5.375%   11/15/2034           A1            500          526,270
St Paul MN Port Auth Lease
Rev Healtheast Midway Campus 03 A               5.75%     5/1/2025           BB          1,520        1,529,926
VA MN Hsg & Redev Auth
Hlthcare Fac Lease Rev                         5.375%    10/1/2030         Baa1          2,165        2,219,645
                                                                                                 --------------
TOTAL                                                                                                30,423,882
                                                                                                 --------------

HEALTHCARE 1.93%
Knox Cnty TN Hlth Ed & Hsg
Fac Bd Rev Univ Hlth Sys Inc                   5.625%     4/1/2029         Baa1          1,000        1,029,160
NC Med Care Cmnty Hlthcare Facs
Rev Ref 1st Mtg Presbyterian Ser A              5.25%     7/1/2021           NR          1,720        1,727,671
St Paul MN Hsg & Redev Auth
Hosp Rev Healtheast Pj                          6.00%   11/15/2030          BB+          2,500        2,692,250
Sylacauga AL Health Care
Auth Rev Ser A Coosa Vly Med Ctr                6.00%     8/1/2035           NR          3,000        3,028,500
                                                                                                 --------------
TOTAL                                                                                                 8,477,581
                                                                                                 --------------

HOUSING 0.34%
MA St Hsg Fin Agy Hsg Ser E AMT                 5.00%    12/1/2028          AA-          1,500        1,503,180
                                                                                                 --------------

INDUSTRIAL 4.92%
Courtland AL Indl Dev Bd Solid Waste
Disp Rev Ref Int'l Paper Co Pj A AMT            5.20%     6/1/2025          BBB          5,500        5,466,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Courtland AL Indl Dev Bd Solid Waste
Disp Rev Ref Int'l Paper Co Pj B AMT            5.20%     6/1/2025          BBB      $   2,305   $    2,290,801
IL Fin Auth Solid Waste Disp
Waste Mgmt Inc Pj AMT                           5.05%     8/1/2029           NR          1,500        1,492,890
NJ Econ Dev Auth Rev Glimcher
Pptys Lp Pj AMT                                 6.00%    11/1/2028           NR          5,000        5,067,200
OH St Environmental Facs Rev
Ford Motor Co Pj AMT                            6.15%     6/1/2030          BB+          2,000        1,994,760
Port Corpus Christi Auth TX
Celanese Pj Ser A                               6.45%    11/1/2030           B2          4,900        5,240,991
                                                                                                 --------------
TOTAL                                                                                                21,552,762
                                                                                                 --------------

LEASE 1.20%
Plainfield Ind Cmnty High Sch
Bldg Corp First Mtg-Ser A(11)                   5.00%    1/15/2030          AAA          5,000        5,268,700
                                                                                                 --------------

MISCELLANEOUS 0.09%
Maury Cnty TN Indl Dev Bd Pollutn
Ctl Multi Modal Saturn Corp Pj                  6.50%     9/1/2024           BB            395          397,101
                                                                                                 --------------

MULTI-FAMILY HOUSING 1.27%
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A               6.375%    12/1/2029          Ba1          3,280        3,078,543
El Paso Cnty TX Hsg Fin Corp Multi
Fam Hsg Rev Las Lomas Apts Ser A                6.45%    12/1/2019          Ba1          1,515        1,475,140
MA St Hsg Fin Agy Hsg Ser B                     5.00%     6/1/2030          AA-          1,000        1,021,500
                                                                                                 --------------
TOTAL                                                                                                 5,575,183
                                                                                                 --------------

MULTI-FAMILY REVENUE BONDS 3.01%
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser A AMT                       5.22%     7/1/2045          Aa2         12,890       13,183,376
                                                                                                 --------------

NURSING HOME CONTINUING CARE
RETIREMENT COMMUNITIES 1.01%
CO Hlth Facs Auth Rev Covenant
Retirement Cmntys Inc                           5.00%    12/1/2035          BBB          4,000        3,938,480
WI Hlth & Edl Facs Hlth Facs
Three Pillars Sr Living A                       5.50%    8/15/2034           A-(c)         500          511,575
                                                                                                 --------------
TOTAL                                                                                                 4,450,055
                                                                                                 --------------

POWER 0.25%
PA Econ Dev Fin Auth Rev
Reliant Energy A AMT                            6.75%#   12/1/2036           B1          1,000        1,077,500
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 4.32%
Burlington KS Pollutn Ctrl
Rev RI TRS Ser K RIBs+                          9.78%     6/1/2031          AAA      $   4,500   $    5,436,090
CA Pollutn Ctrl Fin Auth
Solid Wst Mgmt Inc Pj Ser A-2 AMT               5.40%     4/1/2025          BBB          1,000        1,029,040
Fort Wayne IN Pollutn Ctrl Rev
Ref Gen Mtrs Corp Pj                            6.20%   10/15/2025           BB          2,030        2,033,654
Gaston Cnty NC Facs & Pollutn Ctrl Fin
Auth Rev Exempt Facs Natl Gypsum Co
Pj AMT                                          5.75%     8/1/2035           NR          2,000        2,083,600
Independence Cnty AR Pollutn
Ctrl Rev Ref Entergy AR Inc                     5.00%     1/1/2021           A-          1,000        1,018,070
Little River Cnty AR Rev Ref
Georgia Pacific Corp Pj AMT                     5.60%    10/1/2026          Ba2          2,475        2,487,251
Moraine OH Solid Wst Disp Rev
General Motors Corp Pj AMT                      6.75%     7/1/2014           BB          2,000        2,093,700
Niagara Cnty NY Indl Dev Agy
Solid Wst Disposal Ser B AMT                    5.55%#  11/15/2024         Baa3            750          795,090
OH St Polltn Ctrl Rev Ref
General Motors Corp Pj                         5.625%     3/1/2015           BB          2,000        1,964,840
                                                                                                 --------------
TOTAL                                                                                                18,941,335
                                                                                                 --------------

SALES TAX 1.63%
NJ Econ Dev Auth Rev Rites PA
1304 RIBs(12)                                 10.554%     9/1/2025          AAA          3,350        5,070,359
Wyandotte Cnty Kansas City KS Uni Govt
Spl Oblig Rev Ref Sales Tax 2nd
Lien Area B                                     5.00%    12/1/2020         BBB-(c)       2,000        2,056,020
                                                                                                 --------------
TOTAL                                                                                                 7,126,379
                                                                                                 --------------

SECONDARY SCHOOLS 1.70%
FL St Ed Sys Fac Rev FL Ed Sys Ser A(16)        5.00%     5/1/2027          AAA          7,020        7,464,436
                                                                                                 --------------

SINGLE FAMILY HOUSING 1.21%
ID Hsg & Fin Assn Sing Fam Mtg Rev
Ser D Cl III AMT                                4.90%     1/1/2026           A1          2,000        1,994,760
NJ St Hsg & Mtg Fin Agy Rev
Sing Fam Ser M AMT                              5.00%    10/1/2036           AA          1,480        1,512,530
Puerto Rico Hsg Fin Corp
Rev Hmownr Mtg Ser A AMT(13)                    5.20%    12/1/2032          AAA          1,745        1,779,063
                                                                                                 --------------
TOTAL                                                                                                 5,286,353
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
SINGLE FAMILY REVENUE BONDS 1.89%
AK St Hsg Fin Corp Rites
PA 1298 RIBs(16)                               7.531%    12/1/2025           NR      $   5,000   $    5,817,600
ND St Hsg Fin Agy Rev Hsg
Fin Prog Home Mtg Fin C AMT(d)                  4.70%     1/1/2029          Aa1          2,500        2,471,950
                                                                                                 --------------
TOTAL                                                                                                 8,289,550
                                                                                                 --------------

SPECIAL ASSESSMENT 7.13%
Arborwood Cmnty Dev Dist FL
Cap Impt Rev Master Infras Pj A                 5.35%     5/1/2036           NR          5,000        5,007,600
Bartram Pk Cmnty
Dev Dist FL Spl Assmt                           5.30%     5/1/2035           NR          2,000        2,007,940
Brentwood Calif
Infrastr Fin Auth CIFP-1                        5.00%     9/2/2025           NR          2,500        2,499,875
Brentwood Calif
Infrastr Fin Auth CIFP-1                        5.15%     9/2/2035           NR          1,000          999,950
East Homestead Cmnty Dev Dist
FL Spl Assmt Rev                                5.45%     5/1/2036           NR          1,000        1,008,750
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT        5.125%#    3/1/2026          BBB          1,000          983,180
Lake Elsinore CA Unif Sch
Cmnty Facs Dist Spl Tax No 2004-3               5.25%     9/1/2029           NR          1,650        1,647,690
Murrieta CA Cmnty Facs Dist Spl
Tax No 3 Creekside Vlg Impt Area 1              5.20%     9/1/2035           NR          1,500        1,475,325
Palma Sola Trace Cmnty Dev
Dist FL Cap Impt Rev                            5.75%     5/1/2035           NR            885          893,894
Panther Trace II FL Cmnty Dev
Dist Rev Spl Assmt Ser A                        5.60%     5/1/2035           NR          1,875        1,883,775
Pine Isl Cmnty Dev Dist FL Spl                  5.75%     5/1/2035           NR          3,250        3,321,793
Prince Georges Cnty MD Spl Oblig
Natl Harbor Pj Rmkt                             5.20%     7/1/2034           NR          1,750        1,768,515
Prince Georges Cnty Md Spl
Tax Victoria Falls Pj                           5.25%     7/1/2035           NR          1,250        1,255,263
River Bend Cmnty Dev Dist FL
Cap Impt Rev                                    5.45%     5/1/2035           NR            960          963,475
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark                         5.15%     9/1/2030           NR          2,000        2,008,380
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Westpark                         5.20%     9/1/2036           NR          3,500        3,515,960
                                                                                                 --------------
TOTAL                                                                                                31,241,365
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
SPECIAL TAX 1.84%
Lake Elsinore CA Spl Tax
Cmnty Facs Dist 3 Impt Area 1                   5.25%     9/1/2030           NR      $   1,195   $    1,198,083
Menifee CA Unif Sch Dist Spl
Tax Cmnty Facs Dist No 2002-5                   5.50%     9/1/2034           NR            500          500,955
Midtown Miami FL Cmnty Dev FL
Spl Assmt Rev Ser A                             6.25%     5/1/2037           NR            500          532,360
Roseville CA Spl Tax Cmnty
Facs Dist No 1 Fiddyment                        5.10%     9/1/2036           NR          3,000        2,934,990
South Fork East Cmnty Dev
Dist FL Cap Impt Rev                            5.35%     5/1/2036           NR          2,925        2,898,763
                                                                                                 --------------
TOTAL                                                                                                 8,065,151
                                                                                                 --------------

STUDENT HOUSING 0.24%
Cleveland Cuyahoga Cnty OH
Student Hsg Euclid Ave Fenn Pj(2)               5.00%     8/1/2021          AAA          1,000        1,061,310
                                                                                                 --------------

TOBACCO 13.21%
Badger Tob Asset Securitization
Corp WI Asset Bkd                              6.375%     6/1/2032          BBB          3,340        3,626,505
Golden St Tob Securitization Corp CA
Tob Settlmnt Res Int Tr
Rcpts F C1 144 A RIBs                           6.76%     6/1/2045           A-         10,000       10,305,000
Golden St Tob Securitization Corp
CA Tob Settlmnt Rev Ser 2003 A-1                6.75%     6/1/2039          BBB          1,290        1,483,319
NY Cntys Tob Tr IV
Settlmnt Pass Thru Ser A                        5.00%     6/1/2042          BBB         10,000        9,753,200
Northern Tob Securitization Corp AK
Tob Settlmnt Asset Bkd Bds                      6.50%     6/1/2031          BBB          1,125        1,187,066
Tob Securitization Auth So CA Tob
Settlmnt Asset Bkd Bds Sr Ser A                 5.25%     6/1/2027          BBB            865          887,490
Tob Settlmnt Auth IA Tob Settlmnt
Asset Bkd Ser B                                 5.60%     6/1/2035          BBB          3,635        3,746,558
Tob Settlmnt Fin Corp NJ                        6.75%     6/1/2039          BBB          1,000        1,163,980
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                 6.00%     6/1/2023          BBB          4,075        4,310,087
Tob Settlmnt Fin Corp RI
Asset Bkd Ser A                                6.125%     6/1/2032          BBB          1,410        1,497,124
Tob Settlmnt Fin Corp RI
Asset Bkd-Ser A                                 6.25%     6/1/2042          BBB          2,905        3,096,352
Tob Settlmnt Fin Corp VA Asset Bkd              5.50%     6/1/2026          BBB          3,500        3,635,205
Tob Settlmnt Fin Corp VA Asset Bkd             5.625%     6/1/2037          BBB          9,755       10,133,397

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Tob Settlmnt Rev Mgmt
Auth SC Sec B                                  6.375%    5/15/2028          BBB      $   1,850   $    1,996,446
Westchester Tob Asset
Securitization Corp NY                         5.125%     6/1/2038          BBB          1,060        1,067,558
                                                                                                 --------------
TOTAL                                                                                                57,889,287
                                                                                                 --------------

TOLL ROADS 0.74%
NJ St Tpk Auth Rev Rols RR II
R 323 RIBs(2)                                  7.129%     1/1/2035          Aaa            500          530,700
Pocahontas Pkwy Assoc VA Toll
Rd Rev Ser A                                    5.50%    8/15/2028          BB-          2,105        2,180,633
Puerto Rico Comwlth Hwy &
Trans Auth Rev Ser G                            5.00%     7/1/2042         BBB+            500          511,885
                                                                                                 --------------
TOTAL                                                                                                 3,223,218
                                                                                                 --------------

TRANSPORTATION 6.37%
Augusta GA Arpt Rev Gen Arprt
Passenger B AMT                                 5.35%     1/1/2028         Baa3            500          507,235
Metropolitan Transn Auth NY
Rev Res Int Tr Rcpts K3 RIBs+                   7.03%   11/15/2035           NR         10,000       11,020,000
Minneapolis & St Paul MN Met
Arpt Comm Rev Sub Ser A(2)                      5.00%     1/1/2035          AAA         13,800       14,358,348
St Paul MN Port Auth Lease
Rev Healtheast Midway Campus 03 A              5.875%     5/1/2030           BB          1,000        1,011,990
Tulsa OK Muni Arpt Tr Rev Ref
Ser A Rmkt AMT                                  7.75%#    6/1/2035           B-          1,000        1,006,340
                                                                                                 --------------
TOTAL                                                                                                27,903,913
                                                                                                 --------------

UNIVERSITIES 2.61%
MA St Dev Fin Agy Rev Boston
Univ Ser T-1(2)                                 5.00%    10/1/2035          AAA         10,000       10,456,000
MA St Dev Fin Agy Rev Eastern
Nazarene College                               5.625%     4/1/2029          BB+          1,000          998,050
                                                                                                 --------------
TOTAL                                                                                                11,454,050
                                                                                                 --------------

WATER/SEWER 1.31%
Austin TX Wtr & Wstwtr Sys Rev Ref(16)          5.00%    5/15/2030          AAA          5,000        5,234,200
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B(12)                5.00%    6/15/2036          AAA            500          523,610
                                                                                                 --------------
TOTAL                                                                                                 5,757,810
                                                                                                 --------------
TOTAL MUNICIPAL BONDS (cost $433,745,905)                                                           433,917,454
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
HIGH YIELD MUNICIPAL BOND FUND SEPTEMBER 30, 2005

                                                                                        SHARES
INVESTMENTS                                                                              (000)            VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 0.00%

MONEY MARKET MUTUAL FUNDS 0.00%
Dreyfus Municipal Cash Management Plus                                                       1   $        1,339
SSgA Tax Free Money Market Fund                                                             13           12,577
                                                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (cost $13,916)                                                              13,916
                                                                                                 ==============
TOTAL INVESTMENTS IN SECURITIES 99.00% (cost $433,759,821)                                          433,931,370
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 1.00%                                                  4,356,598
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $  438,287,968
                                                                                                 ==============

SCHEDULE OF INVESTMENTS
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
                                                RATE          DATE      MOODY'S(a)       (000)
                                            --------------------------------------------------
MUNICIPAL BONDS 97.65%

EDUCATION 8.59%
Eastern MI Univ Rev Gen Ser B(11)               5.60%     6/1/2025          AAA      $   1,430        1,551,507
Grand Vly MI St Univ Rev(11)                    5.50%     2/1/2018          AAA          1,150        1,288,748
MI Muni Bd Auth Rev Ref Sch
Dist City of Detroit(12)                        5.00%     6/1/2020          AAA          1,000        1,061,280
MI St Grant Antic Notes Ser B(12)               2.74%#   9/15/2009          AAA            690          690,000
Puerto Rico Comwlth
Pub Impt Rites PA 1280 RIBs                    6.795%     7/1/2034          AA+          1,000        1,059,800
Univ MI Univ Rev Student Fee Ser A              6.00%     4/1/2007          AAA            250          260,802
Wayne Cnty MI Cmnty College Impt(2)             5.50%     7/1/2019          AAA            565          607,149
                                                                                                 --------------
TOTAL                                                                                                 6,519,286
                                                                                                 --------------

GENERAL OBLIGATION 22.15%
Adrian MI City Sch Dist(12)                     5.00%     5/1/2034          AAA          1,500        1,561,470
Anchor Bay MI Sch Dist Sch
Bldg & Site                                     5.00%     5/1/2033           AA          1,000        1,033,500
Belding MI Area Sch(2)                          5.00%     5/1/2026          AAA            400          412,636
Birmingham MI City Sch Dist
Sch Bldg & Site(12)                             5.00%    11/1/2033          AAA          1,000        1,044,450
Caledonia MI Cmnty Schs Ref(5)(12)              5.25%     5/1/2022          AAA          1,025        1,104,489
Carman-Ainsworth MI Cmnty Sch(11)               5.00%     5/1/2027          AAA          1,000        1,040,840

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Grand Blanc MI Cmnty Schs Sch
Bldg & Site(12)                                 5.00%     5/1/2021          AAA      $     500   $      531,120
Grand Rapids MI Smartzone Loc
Dev Auth(2)                                    5.375%     6/1/2028          AAA          1,125        1,225,148
Huron MI Sch Dist(12)                           5.25%     5/1/2021          AAA            250          265,978
Kaleva Norman ETC MI Sch Dist
Bldg & Site Ref(11)                             6.00%     5/1/2025          Aaa            600          657,966
Kenowa Hills MI Pub Schs Ref(11)                5.00%     5/1/2026          AAA          1,305        1,376,018
Lake Orion MI Cmnty Sch Dist Ref               5.125%     5/1/2022           AA            550          582,824
Saginaw MI City Sch Dist Sch
Bldg & Site(12)                                 5.00%     5/1/2034          AAA          1,125        1,171,912
South Lyon MI Cmnty Schs Sch
Bldg & Site(11)                                 5.25%     5/1/2022          AAA          1,000        1,078,220
Southfield MI Pub Schs Sch
Bldg & Site Ser A(11)                           5.25%     5/1/2021          AAA          1,025        1,107,266
Southfield MI Pub Schs Sch
Bldg & Site Ser B(12)                           5.00%     5/1/2029          AAA          1,000        1,048,250
Warren MI Cons Sch Dist Sch
Bldg & Site(11)                                 5.00%     5/1/2027          AAA          1,000        1,046,120
Wayne Cnty MI Bldg Auth Cap
Impt Ser A(16)                                  5.25%     6/1/2016          AAA            500          517,200
                                                                                                 --------------
TOTAL                                                                                                16,805,407
                                                                                                 --------------

HEALTHCARE 6.25%
MI St Hosp Fin Auth Rev(16)                     5.00%   11/15/2036          AAA          3,500        3,635,170
MI St Hosp Fin Auth Rev Ref
Trinity Hlth Ser A(2)(18)                       6.00%    12/1/2027          AAA          1,000        1,107,330
                                                                                                 --------------
TOTAL                                                                                                 4,742,500
                                                                                                 --------------

LEASE 3.52%
Grand Rapids MI Pub Sch(16)                     5.00%    11/1/2021          AAA            250          263,528
MI St COP(2)                             Zero Coupon      6/1/2022          AAA          2,000          924,060
MI St Hse Reps Cap Apprec COP(2)         Zero Coupon     8/15/2024          AAA          3,565        1,478,833
                                                                                                 --------------
TOTAL                                                                                                 2,666,421
                                                                                                 --------------

MISCELLANEOUS 7.77%
MI Muni Bd Auth Rev Ref Sch
Ln Ser A(15)(16)                                5.25%     6/1/2010          AAA          2,500        2,710,925
MI St Bldg Auth Rev Ref Facs
Pg Ser I(12)                                    5.00%   10/15/2009          AAA          1,500        1,601,265

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MI St Bldg Auth Rev Ref Facs
Pg Ser I(2)                                     5.00%   10/15/2033          AAA      $   1,500   $    1,579,785
                                                                                                 --------------
TOTAL                                                                                                 5,891,975
                                                                                                 --------------

POWER 3.46%
MI St Strategic Fd Ltd Oblig(2)                 7.00%     5/1/2021          AAA            500          652,070
MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(16)                       7.00%    7/15/2008          AAA            350          385,060
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)                                  5.00%     7/1/2032          AAA            500          523,470
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(19)                                  5.00%     7/1/2025          AAA          1,000        1,063,340
                                                                                                 --------------
TOTAL                                                                                                 2,623,940
                                                                                                 --------------

PRE-REFUNDED 32.74%
Alpena MI Pub Schs(16)                         5.625%     5/1/2022          AAA            500          520,940
Anchor Bay MI Sch Dist Sch
Bldg & Site Ser I(11)                           6.00%     5/1/2023          AAA          1,100        1,206,271
Bloomingdale MI Pub Sch Dist No 16              5.50%     5/1/2021           AA            450          499,037
Central Montcalm MI Pub Schs(16)                5.90%     5/1/2019          AAA          1,000        1,093,260
Crawford Ausable MI Sch Dist
Sch Bldg & Site                                 5.00%     5/1/2021           AA            350          378,385
Detroit MI City Sch Dist Sch
Bldg & Site Impt Ser A(11)                      5.25%     5/1/2028          AAA          1,000        1,105,690
Eastern MI Univ Rev(11)                         5.50%     6/1/2027          AAA            500          519,835
Elkton Pigeon Bay Port MI Sch Dist             5.375%     5/1/2025           AA            700          763,021
Forest Hills MI Pub Schs(11)                    5.25%     5/1/2020          Aaa          2,000        2,169,520
Greenville MI Pub Sch Ref(12)                   6.00%     5/1/2025          AAA          1,000        1,096,610
Hartland MI Cons Sch Dist(11)                   6.00%     5/1/2021          AAA          1,950        2,176,960
Howell MI Pub Sch(16)                           6.00%     5/1/2025          AAA          1,100        1,152,360
Huron Vly MI Sch Dist(11)                       5.75%     5/1/2022          AAA            250          260,945
Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev ETM RIBs(11)                  7.708%     6/1/2011          AAA          2,000        2,056,520
Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                              5.25%     5/1/2026           AA            450          493,362
Lake Orion MI Cmnty Sch Dist Ser A(11)          6.00%     5/1/2017          AAA          1,335        1,484,386
Lakeview MI Cmnty Sch(11)                       5.60%     5/1/2022          AAA            210          218,713
Memphis MI Cmnty Sch Ref(11)                    5.25%     5/1/2029          Aaa            150          160,717
MI St Comprehensive Transn Ser B(12)            5.25%    5/15/2020          AAA          1,000        1,103,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
MICHIGAN TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                     6.00%     5/1/2030           AA      $   1,325   $    1,479,217
Potterville MI Pub Sch(12)                      6.00%     5/1/2029          AAA          1,000        1,096,610
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                           6.50%     7/1/2027         BBB+          1,000        1,146,400
Puerto Rico Comwlth Ser A ETM                   5.50%    10/1/2040          AAA          1,000        1,092,030
South Lyon MI Cmnty Schs(12)                    5.50%     5/1/2023          AAA          1,425        1,560,803
                                                                                                 --------------
TOTAL                                                                                                24,835,282
                                                                                                 --------------

TRANSPORTATION 4.15%
MI St Comprehensive Transn
Ref Ser A(12)                                   5.00%    11/1/2021          AAA            700          733,922
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)         500          629,490
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser K(d)                 5.00%     7/1/2045         BBB+          1,750        1,787,782
                                                                                                 --------------
TOTAL                                                                                                 3,151,194
                                                                                                 --------------

WATER/SEWER 9.02%
Detroit MI Disp Rev Ref Sr
Lien Ser A(12)                                  5.00%     7/1/2028          AAA          1,000        1,042,930
Detroit MI Wtr Supply Sys Sr
Lien Ser A(16)                                  5.00%     7/1/2034          AAA          1,000        1,038,260
Grand Rapids MI Santn Swr Sys
Rev Ref & Impt Ser A(11)                        4.75%     1/1/2028          AAA          1,050        1,061,036
Lansing MI Bd Wtr & Lt Wtr
Supply Steam & Elec Util Sys(12)                5.00%     7/1/2022          AAA          1,865        1,972,704
MI Muni Bd Auth Rev Drinking
Wtr St Revolving Fd                             5.00%    10/1/2024          AAA          1,000        1,054,830
Muskegon Heights MI Wtr Sys Ser A(16)          5.625%    11/1/2020          Aaa            300          327,345
Muskegon Heights MI Wtr Sys Ser A(16)          5.625%    11/1/2025          Aaa            320          348,550
                                                                                                 --------------
TOTAL                                                                                                 6,845,655
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 97.65% (cost $69,836,627)                                       74,081,660
                                                                                                 ==============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 2.35%                                                  1,780,650
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   75,862,310
                                                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.53%

EDUCATION 15.72%
Lehigh Cnty PA Gen Purp Auth Rev
Desales Univ Pj(17)                            5.125%   12/15/2023           AA      $   1,000   $    1,051,790
PA St Higher Edl Facs Auth Rev
Drexel Univ Ser A                               5.20%     5/1/2032            A            600          631,488
PA St Higher Edl Facs Auth Rev
Lafayette College Pj                            6.00%     5/1/2030          AA-          1,425        1,568,583
PA St Higher Edl Facs Auth
Moravian College Pj(17)                        5.375%     7/1/2031           AA          1,000        1,047,870
PA St Higher Edl Facs Auth Rev
Slippery Rock Univ Fndtn Ser A(19)              5.00%     7/1/2037          AAA          1,000        1,042,210
PA St Higher Edl Facs Auth Rev
Univ of Scranton(2)                             5.75%    11/1/2017          AAA          1,000        1,106,580
PA St Higher Edl Facs Auth
Univ of the Arts(17)                            5.75%    3/15/2030           AA            500          531,320
PA St Higher Edl Facs Auth
Univ of the Arts(17)                           5.625%    3/15/2025           AA          1,000        1,051,410
PA St Higher Edl Facs Auth Rev
Ursinus College(17)                             5.50%     1/1/2024           AA          1,000        1,077,530
Philadelphia PA Auth Indl Dev
Rev Ed Cmnty Fgn Med Grads(16)                  5.00%     6/1/2015          AAA            250          259,935
Philadelphia PA Sch Dist(11)                    5.25%     6/1/2034          AAA          3,000        3,195,060
State Pub Sch Bldg Auth PA
College Rev(2)                           Zero Coupon     7/15/2014          AAA            295          205,172
State Pub Sch Bldg Auth PA
College Rev(2)                           Zero Coupon     7/15/2015          AAA            295          195,169
State Pub Sch Bldg Auth PA
College Rev(2)                           Zero Coupon     7/15/2016          AAA            295          186,110
State Pub Sch Bldg Auth PA
Jefferson Cnty Dubois Tech Sch(11)              5.00%     2/1/2029          AAA          1,000        1,046,400
State Pub Sch Bldg Auth PA
Sch Rev Lease Phil Sch(12)                      5.25%     6/1/2027          AAA          1,000        1,066,730
                                                                                                 --------------
TOTAL                                                                                                15,263,357
                                                                                                 --------------

GENERAL OBLIGATION 9.08%
Annville Cleona PA Sch Dist(12)                 6.00%     3/1/2031          Aaa            500          576,880
Bristol Boro PA Sch Dist(12)                    5.25%     3/1/2031          AAA            500          541,325
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)                           7.75%     7/1/2027          AAA          1,000        1,417,650
Montgomery Cnty PA                              5.00%    9/15/2022          Aaa            625          657,088

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Pennsbury PA Sch Dist(11)                       5.50%    1/15/2020          Aaa      $   1,000   $    1,096,300
Puerto Rico Comwlth
Pub Impt Ser A                                  5.00%     7/1/2034          BBB          1,500        1,544,850
Puerto Rico Comwlth
Unrefunded Bal Ser A                           5.375%     7/1/2028          BBB          1,825        1,932,273
West Middlesex Area Sch Dist PA(11)             5.15%   12/15/2030          AAA          1,000        1,044,620
                                                                                                 --------------
TOTAL                                                                                                 8,810,986
                                                                                                 --------------

HEALTHCARE 5.74%
Allegheny Cnty PA Hosp Dev
Catholic Hlth East Issue                        5.50%   11/15/2032           A1          1,500        1,581,015
Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(3)               5.375%    12/1/2018            A          1,000        1,035,610
Montgomery Cnty PA Higher Ed &
Hlth Sys Catholic Hlth East C                  5.375%   11/15/2034           A1          1,000        1,054,820
Puerto Rico Indl Tourist Ed
Mutuo Oblig Grp Ser A(16)                       6.25%     7/1/2024          AAA            850          866,184
Southcentral PA Gen Auth Rev
Hosp Hanover Hosp Inc(d)(17)                    5.00%    12/1/2027           AA          1,000        1,032,920
                                                                                                 --------------
TOTAL                                                                                                 5,570,549
                                                                                                 --------------

INDUSTRIAL 3.71%
Allegheny Cnty PA Indl Dev
Auth Rev Envr Impt USX Pj                       6.10%    7/15/2020         BBB+          1,000        1,049,860
Philadelphia PA Auth For Indl
Dev Lease Rev Ser B(12)                        5.125%    10/1/2026          AAA          1,000        1,053,660
York Cnty PA Ind Dev Auth
Pollutn Ctrl Rev Svc Elec & Gas Ser A(16)       6.45%    10/1/2019          AAA          1,475        1,494,013
                                                                                                 --------------
TOTAL                                                                                                 3,597,533
                                                                                                 --------------

LEASE 1.65%
York PA Gen Auth Rev York
City Recreation Corp(2)                         5.50%     5/1/2018          AAA          1,475        1,602,130
                                                                                                 --------------

MISCELLANEOUS 4.28%
Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                     6.30%   12/15/2018           A-(c)       1,000        1,096,250
Erie Cnty PA Convention Ctr GTD(11)             5.00%    1/15/2036          AAA          1,170        1,222,018
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD                        5.375%     7/1/2034          BBB          1,000        1,068,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Pg(2)                    6.15%    12/1/2029          AAA      $     730   $      763,887
                                                                                                 --------------
TOTAL                                                                                                 4,150,695
                                                                                                 --------------

PRE-REFUNDED 41.81%
Allegheny Cnty PA Port Auth
Spl Rev Transn(16)                              6.00%     3/1/2013          AAA          2,000        2,202,660
Allegheny Cnty PA Port Auth
Spl Rev Transn(16)                             6.125%     3/1/2029          AAA            500          552,670
Allegheny Cnty PA San Auth Swr Rev(16)         5.375%    12/1/2024          AAA          2,000        2,130,640
Bethlehem PA Area Sch Dist(16)                  6.00%     3/1/2016          AAA          1,000        1,012,930
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                5.50%     6/1/2017          Aaa            465          502,935
Childrens Tr Fd Puerto Rico
Tob Set Rev                                     6.00%     7/1/2026          AAA            750          837,075
Mifflin Cnty PA(11)                            5.625%     9/1/2031          AAA          2,500        2,798,100
Montgomery Cnty PA Indl Dev
Auth Rev Hill Sch Pj(16)                        5.35%    8/15/2027          Aaa          2,250        2,348,258
PA Conv Ctr Auth Rev Ser A ETM(11)              6.70%     9/1/2016          AAA            855        1,013,628
PA St Higher Edl Facs Auth Rev
Drexel Univ                                     6.00%     5/1/2029            A            800          875,872
PA St Higher Edl Facs Auth Rev
Univ Sciences Phil(16)                          5.25%    11/1/2025          AAA          1,000        1,064,030
PA St Tpk Commn(2)                              5.50%    7/15/2033          AAA          3,000        3,355,830
Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(16)                           7.00%    5/15/2020          AAA          2,220        2,704,715
Philadelphia PA Sch Dist Ser A(12)              5.50%     2/1/2031          AAA            500          555,350
Philadelphia PA Sch Dist Ser A(12)              5.75%     2/1/2019          AAA            450          502,457
Philadelphia PA Sch Dist Ser A(12)              5.75%     2/1/2020          AAA            250          279,142
Philadelphia PA Sch Dist Ser A(12)              5.75%     2/1/2021          AAA            500          558,285
Philadelphia PA Sch Dist Ser A(12)              5.75%     2/1/2030          AAA          1,250        1,395,712
Philadelphia PA Sch Dist Ser B(11)             5.625%     8/1/2021          AAA          1,000        1,123,400
Philadelphia PA Sch Dist Ser B(11)             5.625%     8/1/2022          AAA          1,000        1,123,400
Plum Boro PA Sch Dist(11)                       5.25%    9/15/2030          AAA          1,000        1,099,920
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D                    5.75%     7/1/2041         BBB+          2,000        2,258,980
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2026         BBB+          1,000        1,033,210
Puerto Rico Comwlth
Pub Impt Ser A                                 5.375%     7/1/2028          AAA            925        1,023,022

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Quaker Vly PA Sch Dist(12)                      5.50%     4/1/2025          Aaa      $     800   $      904,080
Radnor Twp PA Sch Dist                          5.75%    3/15/2026          Aa3          1,200        1,248,360
Riverside PA Sch Dist(11)                       5.50%   10/15/2020          AAA          1,000        1,097,260
State Pub Sch Bldg Auth PA
Northhampton Area Cmnty College(2)              5.75%     3/1/2020          AAA          1,775        1,972,114
State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(16)               5.50%    10/1/2020          AAA            800          866,184
Tredyffrin Easttown PA Sch Dist                 5.50%    2/15/2017          Aaa          1,000        1,098,960
York Cnty PA Hosp Auth Rev
York Hosp(2)                                    5.25%     7/1/2017          AAA          1,000        1,048,690
                                                                                                 --------------
TOTAL                                                                                                40,587,869
                                                                                                 --------------

RESOURCE RECOVERY 1.09%
Allegheny Cnty PA San Auth
Swr Rev Ref Ser A(16)                           5.00%    12/1/2025          AAA          1,000        1,054,530
                                                                                                 --------------

TRANSPORTATION 13.40%
Allegheny Cnty PA Arpt Rev(16)                  5.00%     1/1/2017          AAA          1,000        1,027,890
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(12)                   5.20%     1/1/2027          AAA          1,000        1,061,650
Delaware River Port Auth PA &
NJ Rev(12)                                      6.00%     1/1/2019          AAA          1,000        1,100,940
PA St Tpk Commn Tpk Rev Ser A(2)                5.25%    12/1/2032          AAA          1,000        1,083,020
Philadelphia PA Arpt Rev Ser A AMT(16)          4.75%    6/15/2035          AAA          1,000          990,500
Puerto Rico Comwlth Hwy &
Tran Ser G(11)                                  5.25%     7/1/2020          AAA          1,000        1,090,770
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                       5.50%     7/1/2036         BBB+          2,000        2,190,120
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs             8.225%     1/1/2010         BBB+(b)       2,750        3,462,195
Puerto Rico Port Auth Rev Ser D AMT(11)         7.00%     7/1/2014          AAA          1,000        1,006,290
                                                                                                 --------------
TOTAL                                                                                                13,013,375
                                                                                                 --------------

WATER/SEWER 4.05%
Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                    5.00%     6/1/2024          AAA          1,000        1,045,980
Delaware Cnty PA Indl Dev Auth Wtr
Facs Aqua PA Inc Pj Ser A AMT(11)               5.00%    11/1/2036          AAA          1,000        1,031,110

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2005

                                                                        RATING:      PRINCIPAL
                                            INTEREST      MATURITY       S&P OR         AMOUNT
INVESTMENTS                                     RATE          DATE      MOODY'S(a)       (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Luzerne Cnty PA Indl Dev Auth
PA Amern Wtr Co Ser A AMT(2)                    5.10%     9/1/2034          AAA      $   1,000   $    1,031,730
North Huntingdon Twp PA GTD(2)                  5.25%     4/1/2019          AAA            760          823,528
                                                                                                 --------------
TOTAL                                                                                                 3,932,348
                                                                                                 --------------
TOTAL INVESTMENTS IN MUNICIPAL BONDS 100.53% (cost $91,115,498)                                      97,583,372
                                                                                                 ==============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.53%)                                                          (514,545)
                                                                                                 --------------
NET ASSETS 100.00%                                                                               $   97,068,827
                                                                                                 ==============

(a)   Unaudited.
(b) This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC's opinion, of comparable quality to the rating shown.
(c)   This investment has been rated by Fitch IBCA.
(d)   Security purchased on a when-issued basis.
  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Variable Rate Security. The interest rate represents the rate at September 30, 2005.
AMT   Income from this security may be subject to Alternative Minimum Tax.
COP   Certificates of Participation.
ETM   Escrow to Maturity.
GTD   Guaranteed.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF   Permanent School Fund.
RITES Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
RIBs Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2005.
NR    Not Rated.
Insured or guaranteed by the indicated municipal bond insurance corporation or
      Federal agency:
 (1)  American Capital Access Holdings Ltd.
 (2)  AMBAC Assurance Corporation
 (3)  Certified Bond Insurance
 (4)  CIFG Guaranty
 (5)  Custodian Receipt
 (6)  Department of Housing and Urban Development
 (7)  Department of Veterans Affairs
 (8)  Federal Home Loan Mortgage Corporation
 (9)  Federal Housing Administration
(10)  Federal National Mortgage Association
(11)  Financial Guaranty Insurance Company
(12)  Financial Security Assurance Inc.
(13)  Government National Mortgage Association
(14) Government National Mortgage Association/Federal National Mortgage Association
(15)  Insurance Bond Certificate
(16)  Municipal Bond Investors Assurance Corporation
(17)  Radian Asset Assurance Inc.
(18)  Temporary Custodial Receipts
(19)  XL Capital Assurance Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

                                                                              NATIONAL         CALIFORNIA
ASSETS:
Investment in securities, at cost                                      $   548,130,055    $   173,410,787
---------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $   581,356,944    $   182,813,545
Cash                                                                         5,530,792             20,577
Receivables:
     Interest and dividends                                                  7,735,375          2,152,108
     Investment securities sold                                              4,536,501                  -
     Capital shares sold                                                     1,002,331            132,415
     From advisor                                                                    -                  -
Prepaid expenses and other assets                                               23,133              5,661
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            600,185,076        185,124,306
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                        27,094,483          3,753,765
     Capital shares reacquired                                                 607,945            252,467
     Management fees                                                           211,931             66,424
     12b-1 distribution fees                                                   267,069             87,640
     Fund administration                                                        20,157              6,381
     Directors' fees                                                           320,087            181,417
     To bank                                                                         -                  -
Dividends payable                                                            1,630,990            493,607
Accrued expenses and other liabilities                                         191,168            103,009
---------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        30,343,830          4,944,710
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   569,841,246    $   180,179,596
=========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $   553,638,632    $   173,613,295
Distributions in excess of net investment income                            (1,327,652)           (70,560)
Accumulated net realized gain (loss) on investments                        (15,696,623)        (2,765,897)
Net unrealized appreciation on investments                                  33,226,889          9,402,758
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   569,841,246    $   180,179,596
=========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $   497,310,203    $   166,226,513
Class B Shares                                                         $    31,209,401                  -
Class C Shares                                                         $    41,321,642    $    13,953,083
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                              43,067,002         15,160,472
Class B Shares                                                               2,695,632                  -
Class C Shares                                                               3,572,599          1,271,623
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $         11.55    $         10.96
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $         11.94    $         11.33
Class B Shares-Net asset value                                         $         11.58                  -
Class C Shares-Net asset value                                         $         11.57    $         10.97

 *Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. Lord Abbett Municipal Income Trust has an unlimited number of shares of benefical interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           CONNECTICUT             HAWAII          MINNESOTA
ASSETS:
Investment in securities, at cost                                      $    86,626,468    $    70,650,006    $    40,889,234
----------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $    91,838,691    $    74,817,478    $    42,584,907
Cash                                                                                 -          2,410,342          1,251,808
Receivables:
     Interest and dividends                                                  1,250,536          1,029,983            500,679
     Investment securities sold                                                      -                  -             28,000
     Capital shares sold                                                        37,119            361,256             61,670
     From advisor                                                               50,981                  -                  -
Prepaid expenses and other assets                                                3,936              2,931              1,892
----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             93,181,263         78,621,990         44,428,956
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                         1,582,725                  -          1,058,046
     Capital shares reacquired                                                  56,873             56,681              5,150
     Management fees                                                            34,085             28,540             15,681
     12b-1 distribution fees                                                    41,417             36,858                  -
     Fund administration                                                         2,822              2,692              1,478
     Directors' fees                                                            30,766             22,933              3,206
     To bank                                                                    22,505                  -                  -
Dividends payable                                                              281,041            224,540            125,906
Accrued expenses and other liabilities                                          50,993             32,317             37,235
----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         2,103,227            404,561          1,246,702
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    91,078,036    $    78,217,429    $    43,182,254
============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $    87,755,703    $    76,602,141    $    42,161,978
Distributions in excess of net investment income                              (298,911)          (228,848)           (24,402)
Accumulated net realized gain (loss) on investments                         (1,590,979)        (2,323,336)          (650,995)
Net unrealized appreciation on investments                                   5,212,223          4,167,472          1,695,673
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    91,078,036    $    78,217,429    $    43,182,254
============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $    91,078,036    $    78,217,429    $    43,182,254
Class B Shares                                                                       -                  -                  -
Class C Shares                                                                       -                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                               8,626,856         15,527,490          8,327,092
Class B Shares                                                                       -                  -                  -
Class C Shares                                                                       -                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $         10.56    $          5.04    $          5.19
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $         10.91    $          5.21    $          5.36
Class B Shares-Net asset value                                                       -                  -                  -
Class C Shares-Net asset value                                                       -                  -                  -

                                                                              MISSOURI         NEW JERSEY           NEW YORK
ASSETS:
Investment in securities, at cost                                      $   152,387,509    $   129,797,265    $   225,134,018
----------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $   159,766,239    $   138,563,523    $   239,155,955
Cash                                                                         2,324,474            124,999            245,631
Receivables:
     Interest and dividends                                                  2,048,293          1,957,640          3,247,496
     Investment securities sold                                                 20,089                  -          8,052,917
     Capital shares sold                                                        84,898                  -            136,297
     From advisor                                                                9,224                  -            257,792
Prepaid expenses and other assets                                                4,861              3,601              6,542
----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            164,258,078        140,649,763        251,102,630
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                         1,797,408          2,628,450          5,481,312
     Capital shares reacquired                                                 161,277             75,719            333,378
     Management fees                                                            59,826             51,185             90,005
     12b-1 distribution fees                                                    56,686             70,856            120,450
     Fund administration                                                         5,662              4,889              8,580
     Directors' fees                                                            36,256             50,339            153,808
     To bank                                                                         -                  -                  -
Dividends payable                                                              465,871            391,793            729,870
Accrued expenses and other liabilities                                          51,225             57,141             84,991
----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         2,634,211          3,330,372          7,002,394
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   161,623,867    $   137,319,391    $   244,100,236
============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $   154,548,792    $   134,047,030    $   231,612,213
Distributions in excess of net investment income                              (466,214)          (367,648)          (861,779)
Accumulated net realized gain (loss) on investments                            162,559         (5,126,249)          (672,135)
Net unrealized appreciation on investments                                   7,378,730          8,766,258         14,021,937
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   161,623,867    $   137,319,391    $   244,100,236
============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $   161,623,867    $   137,319,391    $   229,598,290
Class B Shares                                                                       -                  -                  -
Class C Shares                                                                       -                  -    $    14,501,946
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                              30,223,008         26,396,826         20,273,580
Class B Shares                                                                       -                  -                  -
Class C Shares                                                                       -                  -          1,280,860
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $          5.35    $          5.20    $         11.32
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $          5.53    $          5.37    $         11.70
Class B Shares-Net asset value                                                       -                  -                  -
Class C Shares-Net asset value                                                       -                  -    $         11.32

                       SEE NOTES TO FINANCIAL STATEMENTS.

SEPTEMBER 30, 2005

                                                                                 TEXAS         WASHINGTON
ASSETS:
Investment in securities, at cost                                      $    68,952,440    $    45,547,484
---------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $    75,411,215    $    48,727,307
Cash                                                                                 -             53,580
Receivables:
     Interest and dividends                                                  1,202,230            695,449
     Investment securities sold                                              1,118,670                  -
     Capital shares sold                                                        33,373                 27
     From advisor                                                                9,982                  -
Prepaid expenses and other assets                                                2,763                520
---------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             77,778,233         49,476,883
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                         1,106,870          1,540,635
     Capital shares reacquired                                                   2,013              1,042
     Management fees                                                            28,233             18,485
     12b-1 distribution fees                                                    67,008                  -
     Fund administration                                                         2,781              1,662
     Directors'/Trustees' fees                                                  35,147             18,302
     To bank                                                                   236,027                  -
Dividends payable                                                              234,287            147,860
Accrued expenses and other liabilities                                          41,223             39,672
---------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         1,753,589          1,767,658
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    76,024,644    $    47,709,225
=========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $    73,644,269    $    46,746,096
Undistributed (distributions in excess of) net investment income              (224,065)           219,243
Accumulated net realized loss on investments                                (3,854,335)        (2,435,937)
Net unrealized appreciation on investments                                   6,458,775          3,179,823
---------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    76,024,644    $    47,709,225
=========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $    76,024,644    $    47,709,225
Class B Shares                                                                       -                  -
Class C Shares                                                                       -                  -
Class P Shares                                                                       -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                               7,467,338          9,283,759
Class B Shares                                                                       -                  -
Class C Shares                                                                       -                  -
Class P Shares                                                                       -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $         10.18    $          5.14
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $         10.52    $          5.31
Class B Shares-Net asset value                                                       -                  -
Class C Shares-Net asset value                                                       -                  -
Class P Shares-Net asset value                                                       -                  -

 *Lord Abbett Municipal Income Fund, Inc. has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. Lord Abbett Municipal Income Trust has anunlimited number of shares of benefical interest authorized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               INSURED
                                                                          INTERMEDIATE            FLORIDA            GEORGIA
ASSETS:
Investment in securities, at cost                                      $    12,028,901    $    69,158,433    $    96,785,621
----------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $    12,043,378    $    74,263,756    $   100,870,725
Cash                                                                            36,010            162,678          1,301,220
Receivables:
     Interest and dividends                                                    152,605          1,313,957          1,547,430
     Investment securities sold                                                      -          1,020,000                  -
     Capital shares sold                                                       330,056            136,110            592,513
     From advisor                                                               25,578             18,141                  -
Prepaid expenses and other assets                                               29,368             20,625              3,226
----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             12,616,995         76,935,267        104,315,114
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                                 -          1,022,200                  -
     Capital shares reacquired                                                  48,941                630             37,428
     Management fees                                                             3,930             28,576             37,674
     12b-1 distribution fees                                                     6,800             45,391                  -
     Fund administration                                                           394              2,697              3,555
     Directors'/Trustees' fees                                                   4,421             42,485              5,251
     To bank                                                                         -                  -                  -
Dividends payable                                                               19,851            225,042            295,901
Accrued expenses and other liabilities                                          31,297             49,743             48,526
----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                           115,634          1,416,764            428,335
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    12,501,361    $    75,518,503    $   103,886,779
============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $    12,605,692    $    76,782,160    $    99,775,608
Undistributed (distributions in excess of) net investment income                19,158           (246,382)            89,562
Accumulated net realized loss on investments                                  (137,966)        (6,122,598)           (63,495)
Net unrealized appreciation on investments                                      14,477          5,105,323          4,085,104
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $    12,501,361    $    75,518,503    $   103,886,779
============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $     7,940,551    $    68,632,925    $   103,886,779
Class B Shares                                                         $       775,059                  -                  -
Class C Shares                                                         $     3,775,380    $     6,885,578                  -
Class P Shares                                                         $        10,371                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                                 809,955         14,369,841         18,344,173
Class B Shares                                                                  79,150                  -                  -
Class C Shares                                                                 385,581          1,439,655                  -
Class P Shares                                                                   1,058                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $          9.80    $          4.78    $          5.66
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $         10.13    $          4.94    $          5.85
Class B Shares-Net asset value                                         $          9.79                  -                  -
Class C Shares-Net asset value                                         $          9.79    $          4.78                  -
Class P Shares-Net asset value                                         $          9.80                  -                  -

                                                                            HIGH YIELD           MICHIGAN       PENNSYLVANIA
ASSETS:
Investment in securities, at cost                                      $   433,759,821    $    69,836,627    $    91,115,498
----------------------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                     $   433,931,370    $    74,081,660    $    97,583,372
Cash                                                                         6,701,875          2,632,501                  -
Receivables:
     Interest and dividends                                                  5,817,764          1,305,664          1,296,354
     Investment securities sold                                              1,027,639                  -            246,225
     Capital shares sold                                                    12,831,596             66,820             70,124
     From advisor                                                              424,147                  -              7,970
Prepaid expenses and other assets                                               15,660              3,385              2,853
----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            460,750,051         78,090,030         99,206,898
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                        19,381,920          1,797,408          1,034,398
     Capital shares reacquired                                               1,147,334            117,359            115,048
     Management fees                                                           154,085             28,074             36,190
     12b-1 distribution fees                                                   177,695                  -             48,406
     Fund administration                                                        12,453              2,643              3,435
     Directors'/Trustees' fees                                                   6,273             12,919             24,904
     To bank                                                                         -                  -            537,739
Dividends payable                                                            1,498,518            225,986            287,036
Accrued expenses and other liabilities                                          83,805             43,331             50,915
----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        22,462,083          2,227,720          2,138,071
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   438,287,968    $    75,862,310    $    97,068,827
============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        $   439,315,681    $    73,780,815    $    91,804,497
Undistributed (distributions in excess of) net investment income              (461,975)          (215,682)          (291,303)
Accumulated net realized loss on investments                                  (737,287)        (1,947,856)          (912,241)
Net unrealized appreciation on investments                                     171,549          4,245,033          6,467,874
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $   438,287,968    $    75,862,310    $    97,068,827
============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                         $   312,947,744    $    75,862,310    $    97,068,827
Class B Shares                                                         $        10,678                  -                  -
Class C Shares                                                         $   125,318,863                  -                  -
Class P Shares                                                         $        10,683                  -                  -
OUTSTANDING SHARES BY CLASS*:
Class A Shares                                                              20,302,602         14,328,196         18,322,331
Class B Shares                                                                     693                  -                  -
Class C Shares                                                               8,130,916                  -                  -
Class P Shares                                                                     693                  -                  -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                         $         15.41    $          5.29    $          5.30
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)                        $         15.93    $          5.47    $          5.48
Class B Shares-Net asset value                                         $         15.41                  -                  -
Class C Shares-Net asset value                                         $         15.41                  -                  -
Class P Shares-Net asset value                                         $         15.42                  -                  -

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                                                              NATIONAL         CALIFORNIA
INVESTMENT INCOME:
Interest                                                               $    28,483,404    $     8,911,131
Dividends                                                                       79,280             19,874
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     28,562,684          8,931,005
---------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                              2,593,332            810,980
12b-1 distribution plan-Class A                                              1,742,810            597,641
12b-1 distribution plan-Class B                                                329,918                  -
12b-1 distribution plan-Class C                                                416,781            137,652
Shareholder servicing                                                          308,044             64,409
Professional                                                                    65,352             42,497
Reports to shareholders                                                         75,415             11,829
Fund administration                                                            230,518             72,087
Custody                                                                         50,394             31,992
Directors' fees                                                                 34,281             11,383
Registration                                                                    27,456              5,301
Other                                                                           18,479              3,059
---------------------------------------------------------------------------------------------------------
Gross expenses                                                               5,892,780          1,788,830
   Expense reductions (See Note 7)                                             (15,199)            (3,418)
   Expenses assumed by advisor (See Note 3)                                    (48,640)                 -
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 5,828,941          1,785,412
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       22,733,743          7,145,593
---------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                             2,290,948          1,322,239
Net change in unrealized appreciation (depreciation) on investments             28,933             55,949
=========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      2,319,881          1,378,188
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $    25,053,624    $     8,523,781
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           CONNECTICUT             HAWAII          MINNESOTA
INVESTMENT INCOME:
Interest                                                               $     4,451,286    $     3,537,786    $     1,909,436
Dividends                                                                        9,818                  -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      4,461,104          3,537,786          1,909,436
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                409,866            323,215            182,114
12b-1 distribution plan-Class A                                                320,127            244,079                  -
12b-1 distribution plan-Class B                                                      -                  -                  -
12b-1 distribution plan-Class C                                                      -                  -                  -
Shareholder servicing                                                           38,643             30,022             25,597
Professional                                                                    35,766             34,896             33,811
Reports to shareholders                                                         13,142              8,477              7,209
Fund administration                                                             36,432             28,730             16,188
Custody                                                                         11,153             11,452              6,732
Directors' fees                                                                  5,650              3,942              2,181
Registration                                                                     3,517              2,349              1,758
Other                                                                            4,413              1,287              1,263
----------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 878,709            688,449            276,853
   Expense reductions (See Note 7)                                              (2,579)            (7,564)            (7,319)
   Expenses assumed by advisor (See Note 3)                                   (160,459)                 -                  -
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   715,671            680,885            269,534
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        3,745,433          2,856,901          1,639,902
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                                66,847            157,963             32,645
Net change in unrealized appreciation (depreciation) on investments           (523,627)          (836,876)           103,849
============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (456,780)          (678,913)           136,494
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     3,288,653    $     2,177,988    $     1,776,396
============================================================================================================================

                                                                              MISSOURI         NEW JERSEY           NEW YORK
INVESTMENT INCOME:
Interest                                                               $     7,470,872    $     6,952,059    $    12,193,973
Dividends                                                                            -             16,458             23,639
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      7,470,872          6,968,517         12,217,612
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                717,448            631,825          1,113,906
12b-1 distribution plan-Class A                                                572,056            489,488            797,133
12b-1 distribution plan-Class B                                                      -                  -                  -
12b-1 distribution plan-Class C                                                      -                  -            135,537
Shareholder servicing                                                           78,333             66,223            106,855
Professional                                                                    39,174             38,494             46,802
Reports to shareholders                                                         12,466             22,238             31,015
Fund administration                                                             63,773             56,162             99,014
Custody                                                                          9,567             15,343             52,650
Directors' fees                                                                  8,622              7,678             13,373
Registration                                                                     5,600              2,981              4,912
Other                                                                            3,584              3,245              4,289
----------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                               1,510,623          1,333,677          2,405,486
   Expense reductions (See Note 7)                                             (11,922)            (3,500)            (4,834)
   Expenses assumed by advisor (See Note 3)                                   (431,469)                 -           (424,538)
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 1,067,232          1,330,177          1,976,114
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        6,403,640          5,638,340         10,241,498
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                               539,000            488,086          1,951,497
Net change in unrealized appreciation (depreciation) on investments           (263,132)            20,011         (3,675,093)
============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                        275,868            508,097         (1,723,596)
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     6,679,508    $     6,146,437    $     8,517,902
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                                                                 TEXAS         WASHINGTON
INVESTMENT INCOME:
Interest                                                               $     3,979,858    $     2,405,055
Dividends                                                                       16,527             12,610
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      3,996,385          2,417,665
---------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                344,093            217,195
12b-1 distribution plan-Class A                                                276,717                  -
12b-1 distribution plan-Class B                                                      -                  -
12b-1 distribution plan-Class C                                                      -                  -
12b-1 distribution plan-Class P                                                      -                  -
Shareholder servicing                                                           33,614             26,401
Professional                                                                    35,382             33,956
Reports to shareholders                                                          8,503              5,440
Fund administration                                                             30,586             19,306
Custody                                                                          8,992              5,899
Directors'/Trustees' fees                                                        4,168              2,636
Registration                                                                     2,223              1,627
Other                                                                            2,004              1,708
---------------------------------------------------------------------------------------------------------
Gross expenses                                                                 746,282            314,168
   Expense reductions (See Note 7)                                              (2,345)            (1,999)
   Expenses assumed by advisor (See Note 3)                                    (17,517)                 -
---------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   726,420            312,169
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        3,269,965          2,105,496
---------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                          3,114             80,130
Net change in unrealized appreciation (depreciation) on investments           (737,907)          (239,466)
=========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (734,793)          (159,336)
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     2,535,172    $     1,946,160
=========================================================================================================

 *For the period 12/1/2004 (commencement of investment operations) to 9/30/2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               INSURED
                                                                          INTERMEDIATE            FLORIDA            GEORGIA
INVESTMENT INCOME:
Interest                                                               $       348,929    $     3,814,284    $     4,343,821
Dividends                                                                        3,444             16,142                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        352,373          3,830,426          4,343,821
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                 43,143            347,491            425,450
12b-1 distribution plan-Class A                                                 23,283            267,715                  -
12b-1 distribution plan-Class B                                                  5,401                  -                  -
12b-1 distribution plan-Class C                                                 35,856             63,137                  -
12b-1 distribution plan-Class P                                                     47                  -                  -
Shareholder servicing                                                            3,562             40,822             52,725
Professional                                                                    31,710             38,835             38,249
Reports to shareholders                                                          2,221              9,267             14,699
Fund administration                                                              4,314             30,888             37,818
Custody                                                                          3,828              6,817              7,925
Directors'/Trustees' fees                                                          604              4,218              5,071
Registration                                                                    20,157              2,646              3,327
Other                                                                            5,621              2,482              1,854
----------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 179,747            814,318            587,118
   Expense reductions (See Note 7)                                              (2,340)            (2,511)            (8,224)
   Expenses assumed by advisor (See Note 3)                                   (119,478)          (187,319)                 -
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                    57,929            624,488            578,894
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          294,444          3,205,938          3,764,927
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                          2,164            305,623            212,639
Net change in unrealized appreciation (depreciation) on investments           (165,184)          (896,541)          (134,845)
============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (163,020)          (590,918)            77,794
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $       131,424    $     2,615,020    $     3,842,721
============================================================================================================================

                                                                           HIGH YIELD*           MICHIGAN       PENNSYLVANIA
INVESTMENT INCOME:
Interest                                                               $     6,183,236    $     3,527,895    $     4,837,533
Dividends                                                                       63,279                  -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      6,246,515          3,527,895          4,837,533
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                640,840            337,568            441,369
12b-1 distribution plan-Class A                                                327,998                  -            300,049
12b-1 distribution plan-Class B                                                     87                  -                  -
12b-1 distribution plan-Class C                                                332,652                  -                  -
12b-1 distribution plan-Class P                                                     39                  -                  -
Shareholder servicing                                                           50,720             45,395             61,923
Professional                                                                    50,915             35,584             36,780
Reports to shareholders                                                         54,057             10,766              6,854
Fund administration                                                             51,393             30,006             39,233
Custody                                                                         17,194              3,764              8,054
Directors'/Trustees' fees                                                        6,905              4,056              5,347
Registration                                                                     4,939              3,226              2,697
Other                                                                            4,803              2,066              2,544
----------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                               1,542,542            472,431            904,850
   Expense reductions (See Note 7)                                             (14,910)            (4,849)            (8,112)
   Expenses assumed by advisor (See Note 3)                                 (1,525,410)                 -            (37,454)
----------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                     2,222            467,582            859,284
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        6,244,293          3,060,313          3,978,249
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                       (737,293)            69,684             78,667
Net change in unrealized appreciation (depreciation) on investments            171,549           (470,326)           226,197
============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (565,744)          (400,642)           304,864
============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     5,678,549    $     2,659,671    $     4,283,113
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005

INCREASE (DECREASE) IN NET ASSETS                                             NATIONAL         CALIFORNIA
OPERATIONS:
Net investment income                                                  $    22,733,743    $     7,145,593
Net realized gain (loss) on investments                                      2,290,948          1,322,239
Net change in unrealized appreciation (depreciation) on investments             28,933             55,949
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        25,053,624          8,523,781
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 (19,625,604)        (6,411,414)
   Class B                                                                  (1,070,508)                 -
   Class C                                                                  (1,353,655)          (441,459)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (22,049,767)        (6,852,873)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           51,842,238         17,495,318
Reinvestment of distributions                                               14,994,262          4,038,026
Cost of shares reacquired                                                  (78,189,654)       (22,248,071)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                      (11,353,154)          (714,727)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       (8,349,297)           956,181
=========================================================================================================
NET ASSETS:
Beginning of year                                                          578,190,543        179,223,415
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   569,841,246    $   180,179,596
=========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $    (1,327,652)   $       (70,560)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                          CONNECTICUT             HAWAII          MINNESOTA
OPERATIONS:
Net investment income                                                  $     3,745,433    $     2,856,901    $     1,639,902
Net realized gain (loss) on investments                                         66,847            157,963             32,645
Net change in unrealized appreciation (depreciation) on investments           (523,627)          (836,876)           103,849
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         3,288,653          2,177,988          1,776,396
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (3,778,140)        (2,890,561)        (1,561,827)
   Class B                                                                           -                  -                  -
   Class C                                                                           -                  -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (3,778,140)        (2,890,561)        (1,561,827)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           10,013,892         15,258,859          8,422,579
Reinvestment of distributions                                                2,046,626          1,726,144          1,370,007
Cost of shares reacquired                                                  (10,477,934)        (7,652,681)        (5,312,810)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        1,582,584          9,332,322          4,479,776
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        1,093,097          8,619,749          4,694,345
============================================================================================================================
NET ASSETS:
Beginning of year                                                           89,984,939         69,597,680         38,487,909
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    91,078,036    $    78,217,429    $    43,182,254
============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $      (298,911)   $      (228,848)   $       (24,402)
============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                             MISSOURI         NEW JERSEY           NEW YORK
OPERATIONS:
Net investment income                                                  $     6,403,640    $     5,638,340    $    10,241,498
Net realized gain (loss) on investments                                        539,000            488,086          1,951,497
Net change in unrealized appreciation (depreciation) on investments           (263,132)            20,011         (3,675,093)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         6,679,508          6,146,437          8,517,902
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (6,364,236)        (5,542,184)        (9,760,245)
   Class B                                                                           -                  -                  -
   Class C                                                                           -                  -           (479,301)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (6,364,236)        (5,542,184)       (10,239,546)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           16,167,260         10,342,291         15,718,365
Reinvestment of distributions                                                5,356,878          3,087,893          6,319,031
Cost of shares reacquired                                                  (16,121,749)       (16,176,894)       (25,881,447)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        5,402,389         (2,746,710)        (3,844,051)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        5,717,661         (2,142,457)        (5,565,695)
============================================================================================================================
NET ASSETS:
Beginning of year                                                          155,906,206        139,461,848        249,665,931
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   161,623,867    $   137,319,391    $   244,100,236
============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $      (466,214)   $      (367,648)   $      (861,779)
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED SEPTEMBER 30, 2005

INCREASE (DECREASE) IN NET ASSETS                                                TEXAS         WASHINGTON
OPERATIONS:
Net investment income                                                  $     3,269,965    $     2,105,496
Net realized gain (loss) on investments                                          3,114             80,130
Net change in unrealized appreciation (depreciation) on investments           (737,907)          (239,466)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         2,535,172          1,946,160
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (3,272,796)        (2,194,346)
   Class B                                                                           -                  -
   Class C                                                                           -                  -
   Class P                                                                           -                  -
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (3,272,796)        (2,194,346)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            4,539,764          4,413,729
Reinvestment of distributions                                                2,472,778          1,669,761
Cost of shares reacquired                                                   (5,836,564)        (6,960,562)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        1,175,978           (877,072)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                          438,354         (1,125,258)
=========================================================================================================
NET ASSETS:
Beginning of year                                                           75,586,290         48,834,483
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    76,024,644    $    47,709,225
=========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $      (224,065)   $       219,243
=========================================================================================================

 *For the period 12/1/2004 (commencement of investment operations) to 9/30/2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               INSURED
INCREASE (DECREASE) IN NET ASSETS                                         INTERMEDIATE            FLORIDA            GEORGIA
OPERATIONS:
Net investment income                                                  $       294,444    $     3,205,938    $     3,764,927
Net realized gain (loss) on investments                                          2,164            305,623            212,639
Net change in unrealized appreciation (depreciation) on investments           (165,184)          (896,541)          (134,845)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           131,424          2,615,020          3,842,721
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                    (190,340)        (3,022,602)        (3,756,535)
   Class B                                                                     (10,816)                 -                  -
   Class C                                                                     (76,343)          (231,091)                 -
   Class P                                                                        (276)                 -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (277,775)        (3,253,693)        (3,756,535)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            6,773,004          6,471,601         23,571,680
Reinvestment of distributions                                                  191,241          1,662,964          3,147,985
Cost of shares reacquired                                                   (4,294,792)       (10,896,560)       (12,399,318)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        2,669,453         (2,761,995)        14,320,347
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        2,523,102         (3,400,668)        14,406,533
============================================================================================================================
NET ASSETS:
Beginning of year                                                            9,978,259         78,919,171         89,480,246
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    12,501,361    $    75,518,503    $   103,886,779
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $        19,158    $      (246,382)   $        89,562
============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                          HIGH YIELD*           MICHIGAN       PENNSYLVANIA
OPERATIONS:
Net investment income                                                  $     6,244,293    $     3,060,313    $     3,978,249
Net realized gain (loss) on investments                                       (737,293)            69,684             78,667
Net change in unrealized appreciation (depreciation) on investments            171,549           (470,326)           226,197
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         5,678,549          2,659,671          4,283,113
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (4,944,903)        (3,079,723)        (4,015,282)
   Class B                                                                        (442)                 -                  -
   Class C                                                                  (1,760,470)                 -                  -
   Class P                                                                        (447)                 -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (6,706,262)        (3,079,723)        (4,015,282)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          448,982,126          8,951,088          8,199,297
Reinvestment of distributions                                                3,142,187          2,186,282          2,248,356
Cost of shares reacquired                                                  (12,808,632)        (8,145,069)        (9,600,486)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                      439,315,681          2,992,301            847,167
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                      438,287,968          2,572,249          1,114,998
============================================================================================================================
NET ASSETS:
Beginning of year                                                                    -         73,290,061         95,953,829
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   438,287,968    $    75,862,310    $    97,068,827
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $      (461,975)   $      (215,682)   $      (291,303)
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED SEPTEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                                             NATIONAL         CALIFORNIA
OPERATIONS:
Net investment income                                                  $    23,733,025    $     7,299,577
Net realized gain (loss) on investments                                     (2,244,311)           357,488
Net change in unrealized appreciation (depreciation) on investments          1,250,648            768,708
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        22,739,362          8,425,773
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 (21,073,022)        (6,995,209)
   Class B                                                                  (1,257,674)                 -
   Class C                                                                  (1,609,329)          (504,685)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (23,940,025)        (7,499,894)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           47,752,580         15,171,634
Reinvestment of distributions                                               15,773,645          4,213,091
Cost of shares reacquired                                                  (88,424,680)       (35,426,256)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                      (24,898,455)       (16,041,531)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                      (26,099,118)       (15,115,652)
=========================================================================================================
NET ASSETS:
Beginning of year                                                          604,289,661        194,339,067
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   578,190,543    $   179,223,415
=========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $    (1,980,040)   $      (356,004)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                          CONNECTICUT             HAWAII          MINNESOTA
OPERATIONS:
Net investment income                                                  $     3,768,694    $     2,941,820    $     1,540,498
Net realized gain (loss) on investments                                        129,772             84,687             18,867
Net change in unrealized appreciation (depreciation) on investments            453,352           (147,263)             4,593
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         4,351,818          2,879,244          1,563,958
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (3,902,944)        (2,906,371)        (1,527,568)
   Class B                                                                           -                  -                  -
   Class C                                                                           -                  -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (3,902,944)        (2,906,371)        (1,527,568)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            4,868,025          3,261,628          6,617,392
Reinvestment of distributions                                                1,979,132          1,615,420          1,293,734
Cost of shares reacquired                                                  (13,780,412)       (10,369,174)        (6,475,356)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                       (6,933,255)        (5,492,126)         1,435,770
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       (6,484,381)        (5,519,253)         1,472,160
============================================================================================================================
NET ASSETS:
Beginning of year                                                           96,469,320         75,116,933         37,015,749
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    89,984,939    $    69,597,680    $    38,487,909
============================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $      (291,576)   $      (218,057)   $      (102,188)
============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                             MISSOURI         NEW JERSEY
OPERATIONS:
Net investment income                                                  $     5,927,602    $     6,117,617
Net realized gain (loss) on investments                                          3,280             (7,949)
Net change in unrealized appreciation (depreciation) on investments           (250,775)          (590,297)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         5,680,107          5,519,371
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (6,263,326)        (6,146,663)
   Class B                                                                           -                  -
   Class C                                                                           -                  -
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (6,263,326)        (6,146,663)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           17,433,306          9,433,698
Reinvestment of distributions                                                5,111,920          3,509,645
Cost of shares reacquired                                                  (19,543,879)       (26,651,225)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        3,001,347        (13,707,882)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        2,418,128        (14,335,174)
=========================================================================================================
NET ASSETS:
Beginning of year                                                          153,488,078        153,797,022
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   155,906,206    $   139,461,848
=========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                       $      (509,947)   $      (458,689)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE YEAR ENDED SEPTEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                                             NEW YORK              TEXAS
OPERATIONS:
Net investment income                                                  $    10,759,314    $     3,344,064
Net realized gain (loss) on investments                                       (345,225)            31,927
Net change in unrealized appreciation (depreciation) on investments             24,685           (666,009)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        10,438,774          2,709,982
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                 (10,434,743)        (3,377,784)
   Class B                                                                           -                  -
   Class C                                                                    (476,777)                 -
   Class P                                                                           -                  -
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (10,911,520)        (3,377,784)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           17,285,278          4,368,880
Reinvestment of distributions                                                6,459,408          2,453,832
Cost of shares reacquired                                                  (33,138,106)        (9,754,104)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                       (9,393,420)        (2,931,392)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       (9,866,166)        (3,599,194)
=========================================================================================================
NET ASSETS:
Beginning of year                                                          259,532,097         79,185,484
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $   249,665,931    $    75,586,290
=========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $      (974,204)   $      (221,234)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                  INSURED
INCREASE (DECREASE) IN NET ASSETS                                           WASHINGTON       INTERMEDIATE            FLORIDA
OPERATIONS:
Net investment income                                                  $     2,252,113    $       177,437    $     3,448,793
Net realized gain (loss) on investments                                       (321,373)           (65,122)           138,092
Net change in unrealized appreciation (depreciation) on investments            (45,383)            93,702         (1,428,793)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         1,885,357            206,017          2,158,092
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (2,330,177)          (131,284)        (3,280,783)
   Class B                                                                           -             (6,968)                 -
   Class C                                                                           -            (38,441)          (228,100)
   Class P                                                                           -               (253)                 -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (2,330,177)          (176,946)        (3,508,883)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            5,215,055          7,648,050         11,334,926
Reinvestment of distributions                                                1,700,051            124,479          1,656,626
Cost of shares reacquired                                                   (8,132,368)        (2,131,106)       (17,513,481)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                       (1,217,262)         5,641,423         (4,521,929)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       (1,662,082)         5,670,494         (5,872,720)
============================================================================================================================
NET ASSETS:
Beginning of year                                                           50,496,565          4,307,765         84,791,891
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    48,834,483    $     9,978,259    $    78,919,171
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $       308,094    $         2,489    $      (200,992)
============================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                              GEORGIA           MICHIGAN       PENNSYLVANIA
OPERATIONS:
Net investment income                                                  $     3,658,412    $     3,003,520    $     4,094,678
Net realized gain (loss) on investments                                       (125,302)          (111,469)            71,748
Net change in unrealized appreciation (depreciation) on investments            336,193           (317,711)           106,952
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         3,869,303          2,574,340          4,273,378
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                  (3,617,686)        (2,991,011)        (4,086,719)
   Class B                                                                           -                  -                  -
   Class C                                                                           -                  -                  -
   Class P                                                                           -                  -                  -
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (3,617,686)        (2,991,011)        (4,086,719)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           20,338,939         12,764,741          7,107,514
Reinvestment of distributions                                                3,005,354          2,051,281          2,149,255
Cost of shares reacquired                                                  (19,556,311)        (9,398,863)       (12,769,221)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                        3,787,982          5,417,159         (3,512,452)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                        4,039,599          5,000,488         (3,325,793)
============================================================================================================================
NET ASSETS:
Beginning of year                                                           85,440,647         68,289,573         99,279,622
----------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                            $    89,480,246    $    73,290,061    $    95,953,829
============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME       $        81,301    $      (216,216)   $      (331,017)
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      11.49    $      11.50    $      11.73    $      11.33    $      10.76
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .47             .47             .50             .54             .53
  Net realized and unrealized gain (loss)                    .05            (.01)           (.22)            .40             .59
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .52             .46             .28             .94            1.12
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.46)           (.47)           (.51)           (.54)           (.55)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      11.55    $      11.49    $      11.50    $      11.73    $      11.33
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.53%           4.10%           2.48%           8.57%          10.64%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .93%            .96%            .98%           1.03%           1.01%
  Expenses, excluding expense
    reductions and expenses assumed                          .94%           1.00%            .98%           1.04%           1.06%
  Net investment income                                     4.03%           4.07%           4.33%           4.74%           4.78%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    497,310    $    500,519    $    515,694    $    530,563    $    512,426
  Portfolio turnover rate                                 129.11%         183.06%         209.07%          63.74%          77.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      11.52    $      11.53    $      11.76    $      11.36    $      10.79
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .39             .39             .42             .47             .46
  Net realized and unrealized gain (loss)                    .05            (.01)           (.21)            .40             .60
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .44             .38             .21             .87            1.06
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.38)           (.39)           (.44)           (.47)           (.49)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      11.58    $      11.52    $      11.53    $      11.76    $      11.36
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.83%           3.40%           1.86%           7.88%           9.96%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                         1.58%           1.61%           1.63%           1.65%           1.64%
  Expenses, excluding expense
    reductions and expenses assumed                         1.59%           1.65%           1.63%           1.66%           1.69%
  Net investment income                                     3.38%           3.42%           3.68%           4.12%           4.15%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     31,209    $     34,263    $     39,122    $     36,250    $     28,531
  Portfolio turnover rate                                 129.11%         183.06%         209.07%          63.74%          77.46%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NATIONAL TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      11.50    $      11.52    $      11.76    $      11.35    $      10.77
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .39             .39             .42             .47             .46
  Net realized and unrealized gain (loss)                    .06            (.02)           (.22)            .41             .60
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .45             .37             .20             .88            1.06
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.38)           (.39)           (.44)           (.47)           (.48)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      11.57    $      11.50    $      11.52    $      11.76    $      11.35
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.93%           3.32%           1.80%           7.95%          10.04%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                         1.58%           1.61%           1.63%           1.61%           1.68%
  Expenses, excluding expense
    reductions and expenses assumed                         1.59%           1.65%           1.63%           1.62%           1.73%
  Net investment income                                     3.38%           3.42%           3.68%           4.16%           4.11%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     41,322    $     43,409    $     49,474    $     44,727    $     37,803
  Portfolio turnover rate                                 129.11%         183.06%         209.07%          63.74%          77.46%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      10.86    $      10.80    $      11.19    $      10.89    $      10.29
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .44             .43             .46             .52             .51
  Net realized and unrealized gain (loss)                    .08             .07            (.36)            .29             .61
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .52             .50             .10             .81            1.12
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.42)           (.44)           (.49)           (.51)           (.52)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      10.96    $      10.86    $      10.80    $      11.19    $      10.89
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.88%           4.73%            .94%           7.65%          11.09%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .94%            .99%            .99%           1.03%           1.00%
  Expenses, excluding expense
    reductions                                               .94%            .99%            .99%           1.04%           1.04%
  Net investment income                                     4.01%           3.97%           4.27%           4.82%           4.81%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    166,227    $    165,270    $    178,156    $    192,181    $    192,624
  Portfolio turnover rate                                  43.42%          28.81%          86.47%          45.31%          72.84%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CALIFORNIA TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      10.87    $      10.80    $      11.20    $      10.91    $      10.30
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .37             .36             .39             .46             .45
  Net realized and unrealized gain (loss)                    .08             .08            (.37)            .27             .61
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .45             .44             .02             .73            1.06
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.35)           (.37)           (.42)           (.44)           (.45)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      10.97    $      10.87    $      10.80    $      11.20    $      10.91
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.20%           4.14%            .26%           6.94%          10.53%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                              1.58%           1.63%           1.63%           1.61%           1.55%
  Expenses, excluding expense
    reductions                                              1.58%           1.63%           1.63%           1.62%           1.59%
  Net investment income                                     3.37%           3.32%           3.63%           4.22%           4.26%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     13,953    $     13,953    $     16,183    $     14,290    $     11,591
  Portfolio turnover rate                                  43.42%          28.81%          86.47%          45.31%          72.84%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $      10.61    $      10.55    $      10.71    $      10.32    $       9.79
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .44             .43             .46             .50             .49
  Net realized and unrealized gain (loss)                   (.05)            .08            (.16)            .38             .53
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .39             .51             .30             .88            1.02
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.44)           (.45)           (.46)           (.49)           (.49)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      10.56    $      10.61    $      10.55    $      10.71    $      10.32
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.74%           4.92%           2.95%           8.79%          10.65%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .79%           1.00%           1.01%           1.03%           1.01%
  Expenses, excluding expense
    reductions and expenses assumed                          .96%           1.00%           1.01%           1.04%           1.03%
  Net investment income                                     4.11%           4.09%           4.33%           4.82%           4.85%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     91,078    $     89,985    $     96,469    $    100,358    $    101,242
  Portfolio turnover rate                                  10.25%          20.16%          41.50%          48.64%          21.52%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.08    $       5.08    $       5.20    $       5.01    $       4.83
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .20             .21             .21             .23             .22
  Net realized and unrealized gain (loss)                   (.04)              -(c)         (.12)            .20             .20
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .16             .21             .09             .43             .42
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.20)           (.21)           (.21)           (.24)           (.24)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.04    $       5.08    $       5.08    $       5.20    $       5.01
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.28%           4.18%           1.86%           8.78%           8.88%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .95%           1.01%            .99%           1.05%           1.04%
  Expenses, excluding expense
    reductions                                               .96%           1.01%           1.00%           1.06%           1.07%
  Net investment income                                     3.98%           4.13%           4.20%           4.60%           4.49%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     78,217    $     69,598    $     75,117    $     79,988    $     71,022
  Portfolio turnover rate                                  18.80%           6.31%          27.90%          30.99%          32.38%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.15    $       5.14    $       5.18    $       5.00    $       4.76
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .21             .20             .21             .24             .25
  Net realized and unrealized gain (loss)                    .03             .01            (.03)            .18             .24
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .24             .21             .18             .42             .49
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.20)           (.20)           (.22)           (.24)           (.25)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.19    $       5.15    $       5.14    $       5.18    $       5.00
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.74%           4.24%           3.57%           8.56%          10.57%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .67%            .68%            .69%            .46%            .19%
  Expenses, excluding expense
    reductions                                               .68%            .68%            .72%            .75%            .82%
  Net investment income                                     4.05%           4.00%           4.03%           4.79%           5.16%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     43,182    $     38,488    $     37,016    $     27,568    $     24,708
  Portfolio turnover rate                                  17.42%          24.67%          35.15%          22.33%          24.34%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.34    $       5.36    $       5.41    $       5.25    $       4.96
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .22             .20             .22             .23             .25
  Net realized and unrealized gain (loss)                      -(c)            -(c)         (.05)            .16             .29
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .22             .20             .17             .39             .54
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.21)           (.22)           (.22)           (.23)           (.25)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.35    $       5.34    $       5.36    $       5.41    $       5.25
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.26%           3.77%           3.18%           7.67%          11.11%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .67%           1.02%           1.00%           1.03%            .89%
  Expenses, excluding expense
    reductions and expenses assumed                          .95%           1.01%           1.01%           1.06%           1.08%
  Net investment income                                     4.02%           3.85%           4.19%           4.44%           4.80%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    161,624    $    155,906    $    153,488    $    145,006    $    130,122
  Portfolio turnover rate                                  29.31%          41.82%          48.47%          80.04%          43.75%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.18    $       5.20    $       5.37    $       5.21    $       4.96
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .21             .22             .24             .25             .25
  Net realized and unrealized gain (loss)                    .02            (.02)           (.17)            .15             .26
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .23             .20             .07             .40             .51
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.21)           (.22)           (.24)           (.24)           (.26)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.20    $       5.18    $       5.20    $       5.37    $       5.21
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             4.42%           3.89%           1.31%           7.96%          10.41%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .95%           1.00%           1.00%           1.03%            .90%
  Expenses, excluding expense
    reductions                                               .95%           1.00%           1.00%           1.05%           1.06%
  Net investment income                                     4.02%           4.18%           4.49%           4.77%           4.93%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    137,319    $    139,462    $    153,797    $    164,733    $    160,171
  Portfolio turnover rate                                  36.15%          32.57%          70.02%          97.76%         101.02%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      11.41    $      11.42    $      11.66    $      11.16    $      10.53
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .48             .48             .52             .54             .53
  Net realized and unrealized gain (loss)                   (.09)              -(c)         (.24)            .49             .64
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .39             .48             .28            1.03            1.17
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.48)           (.49)           (.52)           (.53)           (.54)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      11.32    $      11.41    $      11.42    $      11.66    $      11.16
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.43%           4.33%           2.55%           9.50%          11.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .76%            .94%            .96%           1.03%           1.01%
  Expenses, excluding expense
    reductions and expenses assumed                          .94%            .99%            .96%           1.04%           1.04%
  Net investment income                                     4.16%           4.27%           4.54%           4.80%           4.80%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    229,598    $    237,349    $    247,153    $    252,831    $    242,367
  Portfolio turnover rate                                  60.01%          48.17%          47.94%          51.72%          70.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
NEW YORK TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $      11.40    $      11.42    $      11.67    $      11.17    $      10.54
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .40             .41             .44             .48             .46
  Net realized and unrealized gain (loss)                   (.08)           (.01)           (.23)            .49             .65
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .32             .40             .21             .97            1.11
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.40)           (.42)           (.46)           (.47)           (.48)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      11.32    $      11.40    $      11.42    $      11.67    $      11.17
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             2.87%           3.57%           1.88%           8.90%          10.74%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                         1.41%           1.59%           1.63%           1.51%           1.62%
  Expenses, excluding expense
    reductions and expenses assumed                         1.59%           1.64%           1.63%           1.52%           1.65%
  Net investment income                                     3.51%           3.62%           3.87%           4.32%           4.19%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     14,502    $     12,317    $     12,379    $      8,798    $      6,662
  Portfolio turnover rate                                  60.01%          48.17%          47.94%          51.72%          70.03%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount is less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $      10.28    $      10.36    $      10.47    $       9.99    $       9.43
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .44             .44             .46             .45             .46
  Net realized and unrealized gain (loss)                   (.10)           (.07)           (.13)            .48             .57
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .34             .37             .33             .93            1.03
                                                    ------------    ------------    ------------    ------------    ------------
Distributions to shareholders from
  net investment income                                     (.44)           (.45)           (.44)           (.45)           (.47)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $      10.18    $      10.28    $      10.36    $      10.47    $       9.99
                                                    ============    ============    ============    ============    ============
Total Return(b)                                             3.35%           3.62%           3.32%           9.55%          11.30%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .95%           1.06%           1.02%           1.00%            .64%
  Expenses, excluding expense
    reductions and expenses assumed                          .98%           1.06%           1.02%           1.05%           1.09%
  Net investment income                                     4.28%           4.29%           4.44%           4.49%           4.70%

                                                                                    YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     76,025    $     75,586    $     79,185    $     81,369    $     77,860
  Portfolio turnover rate                                  44.71%          21.33%          58.09%          89.30%         108.27%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.16    $       5.21    $       5.32    $       5.15    $       4.89
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .23             .23             .24             .26             .26
  Net realized and unrealized gain (loss)                   (.01)           (.04)           (.10)            .17             .26
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .22             .19             .14             .43             .52
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from
  net investment income                                     (.24)           (.24)           (.25)           (.26)           (.26)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.14    $       5.16    $       5.21    $       5.32    $       5.15
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             4.24%           3.75%           2.75%           8.71%          10.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions                     .65%            .70%            .68%            .71%            .70%
  Expenses, excluding expense reductions                     .65%            .70%            .68%            .72%            .73%
  Net investment income                                     4.36%           4.49%           4.68%           5.14%           5.22%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     47,709    $     48,834    $     50,497    $     49,049    $     45,883
  Portfolio turnover rate                                  39.36%          49.05%          58.05%          40.20%          52.09%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INSURED INTERMEDIATE TAX-FREE TRUST

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
                                                                       2005            2004           9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $       9.95    $       9.94     $        10.00
                                                                   ============    ============     ==============
  Unrealized depreciation on investments                                                                      (.01)
                                                                                                    --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                $         9.99
                                                                                                    ==============

Investment operations:
  Net investment income(b)                                                  .30             .27                .06
  Net realized and unrealized gain (loss)                                  (.17)            .01               (.05)
                                                                   ------------    ------------     --------------
    Total from investment operations                                        .13             .28                .01
                                                                   ------------    ------------     --------------

Distributions to shareholders from
  net investment income                                                    (.28)           (.27)              (.06)
                                                                   ------------    ------------     --------------
NET ASSET VALUE, END OF PERIOD                                     $       9.80    $       9.95     $         9.94
                                                                   ============    ============     ==============

Total Return(d)                                                                                               (.10)%(e)(f)
Total Return(d)                                                            1.36%           2.84%               .16%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed               .25%            .25%+              .07%(e)+
  Expenses, excluding expense reductions and expenses assumed              1.42%           2.35%+             2.47%(e)+
  Net investment income                                                    3.01%           2.70%+              .66%(e)+

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
SUPPLEMENTAL DATA:                                                     2005            2004           9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $      7,941    $      6,360     $        3,673
  Portfolio turnover rate                                                 42.10%          60.08%            107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
                                                                       2005            2004           9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $       9.94    $       9.93     $        10.00
                                                                   ============    ============     ==============
  Unrealized depreciation on investments                                                                      (.02)
                                                                                                    --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                $         9.98
                                                                                                    ==============

Investment operations:
  Net investment income(b)                                                  .21             .20                .05
  Net realized and unrealized gain (loss)                                  (.16)              -(c)            (.05)
                                                                   ------------    ------------     --------------
    Total from investment operations                                        .05             .20                  -
                                                                   ------------    ------------     --------------

Distributions to shareholders from
  net investment income                                                    (.20)           (.19)              (.05)
                                                                   ------------    ------------     --------------
NET ASSET VALUE, END OF PERIOD                                     $       9.79    $       9.94     $         9.93
                                                                   ============    ============     ==============

Total Return(d)                                                                                               (.20)%(e)(f)
Total Return(d)                                                             .55%           2.09%               .04%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed              1.00%           1.00%+              .27%(e)+
  Expenses, excluding expense reductions and expenses assumed              2.11%           3.00%+             2.64%(e)+
  Net investment income                                                    2.15%           1.95%+              .46%(e)+

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
SUPPLEMENTAL DATA:                                                     2004            2004           9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $        775    $        311     $          312
  Portfolio turnover rate                                                 42.10%          60.08%            107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSURED INTERMEDIATE TAX-FREE TRUST

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
                                                                       2005            2004           9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $       9.94    $       9.93     $        10.00
                                                                   ============    ============     ==============
  Unrealized depreciation on investments                                                                      (.02)
                                                                                                    --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                $         9.98
                                                                                                    ==============

Investment operations:
  Net investment income(b)                                                  .23             .20                .05
  Net realized and unrealized gain (loss)                                  (.17)              -(c)            (.05)
                                                                   ------------    ------------     --------------
    Total from investment operations                                        .06             .20                  -
                                                                   ------------    ------------     --------------

Distributions to shareholders from
  net investment income                                                    (.21)           (.19)              (.05)
                                                                   ------------    ------------     --------------
NET ASSET VALUE, END OF PERIOD                                     $       9.79    $       9.94     $         9.93
                                                                   ============    ============     ==============

Total Return(d)                                                                                               (.20)%(e)(f)
Total Return(d)                                                             .61%           2.05%              (.04)%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed              1.00%           1.00%+              .27%(e)+
  Expenses, excluding expense reductions and expenses assumed              2.06%           3.00%+             2.64%(e)+
  Net investment income                                                    2.28%           1.95%+              .46%(e)+

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
SUPPLEMENTAL DATA:                                                     2005            2004           9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $      3,775    $      3,297     $          313
  Portfolio turnover rate                                                 42.10%          60.08%            107.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INSURED INTERMEDIATE TAX-FREE TRUST

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------          TO
                                                                       2005            2004           9/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $       9.95    $       9.94     $        10.00
                                                                   ============    ============     ==============
  Unrealized depreciation on investments                                                                      (.01)
                                                                                                    --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                                $         9.99
                                                                                                    ==============

Investment operations:
  Net investment income(b)                                                  .28             .25                .06
  Net realized and unrealized gain (loss)                                  (.17)            .01               (.05)
                                                                   ------------    ------------     --------------
    Total from investment operations                                        .11             .26                .01
                                                                   ------------    ------------     --------------

Distributions to shareholders from
  net investment income                                                    (.26)           (.25)              (.06)
                                                                   ------------    ------------     --------------
NET ASSET VALUE, END OF PERIOD                                     $       9.80    $       9.95     $         9.94
                                                                   ============    ============     ==============

Total Return(d)                                                                                               (.10)%(e)(f)
Total Return(d)                                                            1.16%           2.65%               .11%(e)(g)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed               .45%            .45%+              .12%(e)+
  Expenses, excluding expense reductions and expenses assumed              1.50%           2.45%+             2.49%(e)+
  Net investment income                                                    2.83%           2.50%+              .61%(e)+

                                                                          YEAR ENDED 9/30            6/23/2003(a)
                                                                   ----------------------------           TO
SUPPLEMENTAL DATA:                                                     2005            2004           9/30/2003
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $         10    $         10     $           10
  Portfolio turnover rate                                                 42.10%          60.08%            107.99%

+   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public was 6/30/2003.
(b) Calculated using average shares outstanding during the period.
(c) Amount is less than $0.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e) Not annualized.
(f) Total return for the period 6/23/2003 through 6/30/2003.
(g) Total return for the period 6/30/2003 through 9/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $       4.82    $       4.88    $       4.97    $       4.82    $       4.57
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .20             .20             .21             .23             .23
  Net realized and unrealized gain (loss)                   (.03)           (.05)           (.09)            .15             .25
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .17             .15             .12             .38             .48
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from
  net investment income                                     (.21)           (.21)           (.21)           (.23)           (.23)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       4.78    $       4.82    $       4.88    $       4.97    $       4.82
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             3.48%           3.13%           2.62%           8.10%          10.68%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .76%           1.02%           1.04%           1.07%            .99%
  Expenses, excluding expense
    reductions and expenses assumed                         1.00%           1.02%           1.04%           1.08%           1.05%
  Net investment income                                     4.21%           4.24%           4.33%           4.74%           4.77%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     68,633    $     72,995    $     78,278    $     84,325    $     83,798
  Portfolio turnover rate                                  52.43%          74.33%          86.95%          82.90%          84.37%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
FLORIDA TAX-FREE TRUST

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                  $       4.83    $       4.89    $       4.98    $       4.83    $       4.58
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .17             .17             .18             .20             .20
  Net realized and unrealized gain (loss)                   (.04)           (.05)           (.09)            .14             .25
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .13             .12             .09             .34             .45
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from
  net investment income                                     (.18)           (.18)           (.18)           (.19)           (.20)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       4.78    $       4.83    $       4.89    $       4.98    $       4.83
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             2.65%           2.44%           1.97%           7.32%           9.99%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                         1.40%           1.67%           1.71%           1.73%           1.64%
  Expenses, excluding expense
    reductions and expenses assumed                         1.62%           1.67%           1.71%           1.74%           1.70%
  Net investment income                                     3.55%           3.59%           3.66%           4.08%           4.13%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $      6,886    $      5,924    $      6,514    $      5,927    $      5,230
  Portfolio turnover rate                                  52.43%          74.33%          86.95%          82.90%          84.37%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.65    $       5.63    $       5.70    $       5.44    $       5.07
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .23             .23             .24             .23             .26
  Net realized and unrealized gain (loss)                    .01             .02            (.06)            .26             .37
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .24             .25             .18             .49             .63
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from:
  Net investment income                                     (.23)           (.23)           (.23)           (.23)           (.26)
  Net realized gain                                            -               -            (.02)              -               -
                                                    ------------    ------------    ------------    ------------    ------------
    Total distributions                                     (.23)           (.23)           (.25)           (.23)           (.26)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.66    $       5.65    $       5.63    $       5.70    $       5.44
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             4.24%           4.54%           3.21%           9.27%          12.69%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .61%            .67%            .68%            .69%            .31%
  Expenses, excluding expense
    reductions                                               .62%            .67%            .69%            .72%            .78%
  Net investment income                                     3.98%           4.14%           4.26%           4.24%           4.81%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $    103,887    $     89,480    $     85,441    $     69,836    $     46,235
  Portfolio turnover rate                                  26.01%          21.27%          34.13%          48.66%          43.50%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD MUNICIPAL BOND FUND

                                                                    12/1/2004(a)
                                                                         TO
                                                                      9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $        15.00
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .03
  Net realized and unrealized gain                                            .17
                                                                   --------------
    Total from investment operations                                          .20
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.03)
                                                                   --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004           $        15.17
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .56
  Net realized and unrealized gain                                            .31
                                                                   --------------
    Total from investment operations                                          .87
                                                                   --------------
Distributions to shareholders from:
  Net investment income                                                      (.63)
                                                                   --------------
NET ASSET VALUE, END OF PERIOD                                     $        15.41
                                                                   ==============

Total Return(c)                                                              1.36%(d)(e)
Total Return(c)                                                              5.79%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                 .00%(d)(g)
  Expenses, excluding expense reductions and expenses assumed                1.00%(h)
  Net investment income                                                      4.80%(h)

                                                                    12/1/2004(a)
                                                                         TO
SUPPLEMENTAL DATA:                                                   9/30/2005
---------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $      312,948
  Portfolio turnover rate                                                  112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                    12/1/2004(a)
                                                                        TO
                                                                     9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $        15.00
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .02
  Net realized and unrealized gain                                            .17
                                                                   --------------
    Total from investment operations                                          .19
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.02)
                                                                   --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004           $        15.17
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .58
  Net realized and unrealized gain                                            .29
                                                                   --------------
    Total from investment operations                                          .87
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.63)
                                                                   --------------
NET ASSET VALUE, END OF PERIOD                                     $        15.41
                                                                   ==============

Total Return(c)                                                              1.29%(d)(e)
Total Return(c)                                                              5.80%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                 .07%(d)
  Expenses, excluding expense reductions and expenses assumed                1.71%(h)
  Net investment income                                                      4.74%(h)

                                                                    12/1/2004(a)
                                                                        TO
SUPPLEMENTAL DATA:                                                   9/30/2005
---------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $           10
  Portfolio turnover rate                                                  112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD MUNICIPAL BOND FUND

                                                                    12/1/2004(a)
                                                                        TO
                                                                     9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $        15.00
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .02
  Net realized and unrealized gain                                            .17
                                                                   --------------
    Total from investment operations                                          .19
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.02)
                                                                   --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004           $        15.17
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .56
  Net realized and unrealized gain                                            .31
                                                                   --------------
    Total from investment operations                                          .87
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.63)
                                                                   --------------
NET ASSET VALUE, END OF PERIOD                                     $        15.41
                                                                   ==============

Total Return(c)                                                              1.29%(d)(e)
Total Return(c)                                                              5.79%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                 .00%(d)(g)
  Expenses, excluding expense reductions and expenses assumed                1.64%(h)
  Net investment income                                                      4.79%(h)

                                                                    12/1/2004(a)
                                                                        TO
SUPPLEMENTAL DATA:                                                   9/30/2005
---------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $      125,319
  Portfolio turnover rate                                                  112.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
HIGH YIELD MUNICIPAL BOND FUND

                                                                    12/1/2004(a)
                                                                        TO
                                                                     9/30/2005
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
Net asset value, beginning of period                               $        15.00
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .03
  Net realized and unrealized gain                                            .17
                                                                   --------------
    Total from investment operations                                          .20
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.03)
                                                                   --------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, DECEMBER 30, 2004           $        15.17
                                                                   ==============

Investment operations:
  Net investment income(b)                                                    .58
  Net realized and unrealized gain                                            .30
                                                                   --------------
    Total from investment operations                                          .88
                                                                   --------------

Distributions to shareholders from:
  Net investment income                                                      (.63)
                                                                   --------------
NET ASSET VALUE, END OF PERIOD                                     $        15.42
                                                                   ==============

Total Return(c)                                                              1.34%(d)(e)
Total Return(c)                                                              5.86%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense reductions and expenses assumed                 .03%(d)
  Expenses, excluding expense reductions and expenses assumed                1.20%(h)
  Net investment income                                                      4.80%(h)

                                                                    12/1/2004(a)
                                                                        TO
SUPPLEMENTAL DATA:                                                   9/30/2005
---------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $           11
  Portfolio turnover rate                                                  112.47%

(a) Commencement of investment operations was 12/1/2004; SEC effective date was 12/30/2004; date shares first became available to the public was 1/3/2005.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 12/1/2004 through 12/30/2004.
(f) Total return for the period 12/30/2004 through 9/30/2005.
(g) Amount is less than 0.01%.
(h) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.32    $       5.36    $       5.43    $       5.20    $       4.87
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .22             .22             .23             .25             .25
  Net realized and unrealized gain (loss)                   (.03)           (.04)           (.07)            .23             .33
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .19             .18             .16             .48             .58
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from
  net investment income                                     (.22)           (.22)           (.23)           (.25)           (.25)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.29    $       5.32    $       5.36    $       5.43    $       5.20
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             3.60%           3.48%           3.16%           9.57%          12.21%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                               .62%            .67%            .71%            .73%            .69%
  Expenses, excluding expense
    reductions                                               .63%            .67%            .73%            .75%            .74%
  Net investment income                                     4.08%           4.19%           4.28%           4.77%           4.91%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     75,862    $     73,290    $     68,290    $     58,632    $     49,330
  Portfolio turnover rate                                  39.37%          34.92%          59.46%          48.09%         100.27%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
                                                        2005            2004            2003            2002            2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                  $       5.28    $       5.27    $       5.37    $       5.18    $       4.90
                                                    ============    ============    ============    ============    ============

Investment operations:
  Net investment income(a)                                   .22             .22             .23             .24             .25
  Net realized and unrealized gain (loss)                    .02             .01            (.10)            .19             .28
                                                    ------------    ------------    ------------    ------------    ------------
    Total from investment operations                         .24             .23             .13             .43             .53
                                                    ------------    ------------    ------------    ------------    ------------

Distributions to shareholders from
  net investment income                                     (.22)           (.22)           (.23)           (.24)           (.25)
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, END OF YEAR                        $       5.30    $       5.28    $       5.27    $       5.37    $       5.18
                                                    ============    ============    ============    ============    ============

Total Return(b)                                             4.57%           4.48%           2.52%           8.57%          11.06%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions and expenses assumed                          .88%            .97%            .94%           1.08%            .90%
  Expenses, excluding expense
    reductions and expenses assumed                          .92%            .97%            .95%           1.10%           1.06%
  Net investment income                                     4.06%           4.20%           4.37%           4.66%           4.88%

                                                                                   YEAR ENDED 9/30
                                                    ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005            2004            2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                     $     97,069    $     95,954    $     99,280    $    101,502    $     94,550
  Portfolio turnover rate                                  21.18%          27.80%          29.76%          60.87%          65.63%

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the "Company") and Lord Abbett Municipal Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Company was formerly known as Lord Abbett Tax-Free Income Fund, Inc. and changed its name effective January 28, 2005. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002. The Trust was formerly known as Lord Abbett Tax-Free Income Trust and changed its name effective December 30, 2004.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

FUNDS                                                            CLASSES OFFERED
--------------------------------------------------------------------------------
Lord Abbett National Tax-Free Income Fund ("National")               A,B,C and P
Lord Abbett California Tax-Free Income Fund ("California")            A,C, and P
Lord Abbett New York Tax-Free Income Fund ("New York")                 A,C and P
Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut")             A and P
Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii")                       A and P
Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota")                 A and P
Lord Abbett Missouri Tax-Free Income Fund ("Missouri")                   A and P
Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey")               A and P
Lord Abbett Texas Tax-Free Income Fund ("Texas")                         A and P
Lord Abbett Washington Tax-Free Income Fund ("Washington")               A and P

The Trust consists of the following six portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"):

FUNDS                                                            CLASSES OFFERED
--------------------------------------------------------------------------------
Lord Abbett Insured Intermediate Tax-Free Fund ("Insured")           A,B,C and P
Lord Abbett High Yield Municipal Bond Fund ("High Yield")            A,B,C and P
Florida Series ("Florida")                                             A,C and P
Georgia Series ("Georgia")                                               A and P
Michigan Series ("Michigan")                                             A and P
Pennsylvania Series ("Pennsylvania")                                     A and P

High Yield commenced investment operations on December 1, 2004. The SEC effective date was December 30, 2004 and shares first became available to the public on January 3, 2005. Each Fund is non-diversified as defined under the Act, except for National and Insured. As of the date of this report, only Insured and High Yield have issued Class P shares.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National, Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Board of Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are generally allocated to the Funds on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) WHEN-ISSUED MUNICIPAL BONDS-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(g) OFFERING COSTS-Lord, Abbett & Co. LLC ("Lord Abbett") incurred initial offering costs on behalf of High Yield.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at the following annual rates, for all Funds, other than Insured and High Yield:

First $1 Billion            .45%
Next $1 Billion             .40%
Over $2 Billion             .35%

The management fee for Insured is based on average daily net assets at the following annual rates:

First $2 Billion            .40%
Next $3 Billion            .375%
Over $5 Billion             .35%

The management fee for High Yield is based on average daily net assets at the following annual rates:

First $1 Billion            .50%
Next $1 Billion             .45%
Over $2 Billion             .40%

For the fiscal year ended September 30, 2005, Lord Abbett contractually agreed to reimburse expenses for each fund, other than Insured and High Yield, to the extent necessary so that each class' total annual net operating expenses did not exceed the following annual rates:

CLASS                     % OF AVERAGE DAILY NET ASSETS
-------------------------------------------------------
A                                    0.95%
B                                    1.60%
C                                    1.60%
P                                    1.05%

For the fiscal year ended September 30, 2005, Lord Abbett voluntarily reimbursed an additional $149,604, $150,000, $431,469, $424,538, and $35,000 of expenses for Connecticut, Florida, Missouri, New York, and Pennsylvania, respectively.

For the fiscal year ended September 30, 2005, Lord Abbett contractually agreed to reimburse expenses for Insured and High Yield to the extent necessary so that each class' net operating expenses did not exceed the following annual rates:

CLASS                     % OF AVERAGE DAILY NET ASSETS
-------------------------------------------------------
A                                    0.25%
B                                    1.00%
C                                    1.00%
P                                    0.45%

Effective January 26, 2005, Lord Abbett is voluntarily reimbursing all expenses for High Yield. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                 CLASS A(1)          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                .25%(2)             .25%            .25%             .20%
Distribution           .10%(3)             .75%            .75%             .25%

(1) The Class A Plans of Minnesota, Washington and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. During the quarter ended September 30, 2005, the net assets of Georgia reached $100 million. As a result, on October 1, 2005, the Fund's Class A Plan became effective.

(2) Annual service fee is .15% of the average daily net assets attributable to Class A shares sold prior to the following dates:

                                                                            DATE
--------------------------------------------------------------------------------
National, New York, Texas                                           June 1, 1990
Hawaii                                                           January 1, 1993
New Jersey                                                          July 1, 1992
Florida                                                          October 1, 1992
Pennsylvania                                                      March 31, 1998

(3) Until October 1, 2004, the Funds (except High Yield) paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The Funds will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period. The unamortized prepaid distribution fees balances, as of September 30, 2005, are $448 for Hawaii and $18,346 for Florida. No other Funds have any unamortized prepaid distribution fees.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the year ended September 30, 2005:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
National                                              $ 107,276       $  483,529
California                                               29,604          138,576
Connecticut                                              28,584          134,711
Hawaii                                                   47,701          236,375
Minnesota                                                30,351          143,128
Missouri                                                 67,349          318,251
New Jersey                                               18,537           86,076
New York                                                 23,378          112,503
Texas                                                     9,949           46,470
Washington                                               16,577           77,905
Insured                                                   9,093           43,332
Florida                                                  11,365           55,313
Georgia                                                 101,983          459,446
High Yield                                              731,133        3,446,893
Michigan                                                 36,050          169,027
Pennsylvania                                             35,374          151,192

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of the distributions paid during the fiscal years ended September 30, 2005 and 2004 are as follows:

                                          NATIONAL                     CALIFORNIA
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $ 22,049,767   $ 23,940,025   $  6,852,873   $  7,499,894
------------------------------------------------------------------------------------------
   Total distributions paid      $ 22,049,767   $ 23,940,025   $  6,852,873   $  7,499,894
==========================================================================================

                                         CONNECTICUT                     HAWAII
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  3,778,140   $  3,902,944   $  2,890,561   $  2,906,371
------------------------------------------------------------------------------------------
   Total distributions paid      $  3,778,140   $  3,902,944   $  2,890,561   $  2,906,371
==========================================================================================

                                          MINNESOTA                     MISSOURI
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  1,561,827   $  1,527,568   $  6,364,236   $  6,263,326
------------------------------------------------------------------------------------------
   Total distributions paid      $  1,561,827   $  1,527,568   $  6,364,236   $  6,263,326
==========================================================================================

                                         NEW JERSEY                     NEW YORK
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  5,542,184   $  6,146,663   $ 10,239,546   $ 10,911,520
------------------------------------------------------------------------------------------
   Total distributions paid      $  5,542,184   $  6,146,663   $ 10,239,546   $ 10,911,520
==========================================================================================

                                            TEXAS                      WASHINGTON
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  3,272,796   $  3,377,784   $  2,194,346   $  2,330,177
------------------------------------------------------------------------------------------
   Total distributions paid      $  3,272,796   $  3,377,784   $  2,194,346   $  2,330,177
==========================================================================================

                                           INSURED                       FLORIDA
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $    277,775   $    176,946   $  3,253,693   $  3,508,883
------------------------------------------------------------------------------------------
   Total distributions paid      $    277,775   $    176,946   $  3,253,693   $  3,508,883
==========================================================================================

                                           GEORGIA                     HIGH YIELD
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005*     9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  3,756,535   $  3,617,686   $  6,706,262        -
------------------------------------------------------------------------------------------
   Total distributions paid      $  3,756,535   $  3,617,686   $  6,706,262        -
==========================================================================================

                                          MICHIGAN                    PENNSYLVANIA
------------------------------------------------------------------------------------------
                                    9/30/2005      9/30/2004      9/30/2005      9/30/2004
------------------------------------------------------------------------------------------
Distributions paid from:
Tax-exempt income                $  3,079,723   $  2,991,011   $  4,015,282   $  4,086,719
------------------------------------------------------------------------------------------
   Total distributions paid      $  3,079,723   $  2,991,011   $  4,015,282   $  4,086,719
==========================================================================================

* For the period December 1, 2004 (commencement of investment operations) to September 30, 2005.

As of September 30, 2005, the components of accumulated earnings (losses) on a tax-basis are as follows:

                                                                  NATIONAL      CALIFORNIA
------------------------------------------------------------------------------------------
Undistributed tax-exempt income - net                         $          -    $     98,290
------------------------------------------------------------------------------------------
   Total undistributed earnings                               $          -    $     98,290
==========================================================================================
Capital loss carryforwards*                                   $(15,676,840)   $ (2,765,897)
Temporary differences                                           (1,488,410)       (181,417)
Unrealized gains - net                                          33,367,864       9,415,325
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $ 16,202,614    $  6,566,301
==========================================================================================

                                                               CONNECTICUT          HAWAII
------------------------------------------------------------------------------------------
Capital loss carryforwards*                                   $ (1,586,023)   $ (2,323,336)
Temporary differences                                             (311,807)       (247,473)
Unrealized gains - net                                           5,220,163       4,186,097
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $  3,322,333    $  1,615,288
==========================================================================================

                                                                 MINNESOTA        MISSOURI
------------------------------------------------------------------------------------------
Undistributed ordinary income - net                           $          -    $     14,346
Undistributed long-term capital gains                                    -         209,059
------------------------------------------------------------------------------------------
   Total undistributed earnings                               $          -    $    223,405
==========================================================================================
Capital loss carryforwards*                                   $   (644,003)              -
Temporary differences                                              (36,098)   $   (502,127)
Unrealized gains - net                                           1,700,377       7,353,797
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $  1,020,276    $  7,075,075
==========================================================================================

                                                                NEW JERSEY        NEW YORK
------------------------------------------------------------------------------------------
Capital loss carryforwards*                                   $ (5,124,120)   $   (672,135)
Temporary differences                                             (414,533)       (883,678)
Unrealized gains - net                                           8,811,014      14,043,836
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $  3,272,361    $ 12,488,023
==========================================================================================

                                                                     TEXAS      WASHINGTON
------------------------------------------------------------------------------------------
Undistributed tax-exempt income - net                         $          -    $    215,107
------------------------------------------------------------------------------------------
   Total undistributed earnings                               $          -    $    215,107
==========================================================================================
Capital loss carryforwards*                                   $ (3,830,254)   $ (2,435,937)
Temporary differences                                             (264,347)        (18,302)
Unrealized gains - net                                           6,474,976       3,202,261
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $  2,380,375    $    963,129
==========================================================================================

                                                                   INSURED         FLORIDA
------------------------------------------------------------------------------------------
Undistributed tax-exempt income - net                         $     23,579    $          -
------------------------------------------------------------------------------------------
   Total undistributed earnings                               $     23,579    $          -
==========================================================================================
Capital loss carryforwards*                                   $   (137,966)   $ (6,122,598)
Temporary differences                                               (4,421)       (267,527)
Unrealized gains - net                                              14,477       5,126,468
------------------------------------------------------------------------------------------
   Total accumulated earnings (loss) - net                    $   (104,331)   $ (1,263,657)
==========================================================================================


                                                                   GEORGIA      HIGH YIELD
------------------------------------------------------------------------------------------
Undistributed tax-exempt income - net                         $     91,338    $          -
------------------------------------------------------------------------------------------
   Total undistributed earnings                               $     91,338    $          -
==========================================================================================
Capital loss carryforwards*                                   $    (62,979)   $          -
Temporary differences                                               (5,251)     (1,210,321)
Unrealized gains - net                                           4,088,063         182,608
------------------------------------------------------------------------------------------
   Total accumulated earnings (loss) - net                    $  4,111,171    $ (1,027,713)
==========================================================================================

                                                                  MICHIGAN    PENNSYLVANIA
------------------------------------------------------------------------------------------
Capital loss carryforwards*                                   $ (1,947,856)   $   (911,217)
Temporary differences                                             (238,905)       (311,940)
Unrealized gains - net                                           4,268,256       6,487,487
------------------------------------------------------------------------------------------
   Total accumulated earnings - net                           $  2,081,495    $  5,264,330
==========================================================================================

* As of September 30, 2005, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                  2007           2008        2009        2011          2012       2013          TOTAL
---------------------------------------------------------------------------------------------------------------------
National                    $        -   $ 11,236,555   $ 385,136   $ 255,373   $ 3,799,776   $      -   $ 15,676,840
California                           -      1,953,250           -      34,990       777,657          -      2,765,897
Connecticut                          -        610,291     518,107           -       457,625          -      1,586,023
Hawaii                               -        461,655     268,000           -     1,593,681          -      2,323,336
Minnesota                            -              -     535,589           -       108,414          -        644,003
New Jersey                           -      3,141,664           -     405,467     1,576,989          -      5,124,120
New York                             -              -     505,114      25,993       141,028          -        672,135
Texas                                -      2,722,282     579,267           -       528,705          -      3,830,254
Washington                           -        947,474     710,842      42,693       496,718    238,210      2,435,937
Insured                              -              -           -           -        74,668     63,298        137,966
Florida                      3,752,714      1,479,660           -     763,887       126,337          -      6,122,598
Georgia                              -              -           -           -        62,979          -         62,979
Michigan                       998,605        711,637           -           -       204,581     33,033      1,947,856
Pennsylvania                         -        683,645           -       1,955       225,617          -        911,217

Capital losses incurred after October 31 ("Post-October losses"), within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Each Fund incurred and will elect to defer net capital losses during fiscal 2005 as follows:

                           POST-OCTOBER
                                 LOSSES
---------------------------------------
Texas                          $ 24,081
High Yield                      737,287

As of September 30, 2005, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                            GROSS          GROSS             NET
                                       UNREALIZED     UNREALIZED      UNREALIZED
                          TAX COST           GAIN           LOSS            GAIN
--------------------------------------------------------------------------------
National             $ 547,989,080   $ 33,678,208   $   (310,344)   $ 33,367,864
California             173,398,220      9,503,648        (88,323)      9,415,325
Connecticut             86,618,528      5,324,871       (104,708)      5,220,163
Hawaii                  70,631,381      4,285,275        (99,178)      4,186,097
Minnesota               40,884,530      1,717,382        (17,005)      1,700,377
Missouri               152,412,442      7,477,288       (123,491)      7,353,797
New Jersey             129,752,509      8,912,092       (101,078)      8,811,014
New York               225,112,119     14,394,218       (350,382)     14,043,836
Texas                   68,936,239      6,505,996        (31,020)      6,474,976
Washington              45,525,046      3,244,310        (42,049)      3,202,261
Insured                 12,028,901         66,711        (52,234)         14,477
Florida                 69,137,288      5,226,078        (99,610)      5,126,468
Georgia                 96,782,662      4,321,830       (233,767)      4,088,063
High Yield             433,748,762      3,570,521     (3,387,913)        182,608
Michigan                69,813,404      4,321,246        (52,990)      4,268,256
Pennsylvania            91,095,885      6,589,225       (101,738)      6,487,487

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the tax treatment of certain securities.

Permanent items identified during the year ended September 30, 2005 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                   UNDISTRIBUTED/
                                   (DISTRIBUTIONS
                                     IN EXCESS OF    ACCUMULATED
                                   NET INVESTMENT   NET REALIZED         PAID-IN
                                          INCOME)           LOSS         CAPITAL
--------------------------------------------------------------------------------
National                           $      (31,588)  $     31,588    $          -
California                                 (7,276)         7,276               -
Connecticut                                25,372            481         (25,853)
Hawaii                                     22,869          2,465         (25,334)
Minnesota                                    (289)           289               -
Missouri                                    4,329          3,006          (7,335)
New Jersey                                 (5,115)         5,115              -
New York                                  110,473            729        (111,202)
Washington                                     (1)             1               -
Florida                                     2,365            421          (2,786)
Georgia                                      (131)           131               -
High Yield                                     (6)             6               -
Michigan                                   19,944              2         (19,946)
Pennsylvania                               76,747              6         (76,753)

The permanent differences are primarily attributable to the tax treatment of accretion and the tax treatment of certain distributions.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) are as follows:

                                   YEAR ENDED SEPTEMBER 30, 2005
----------------------------------------------------------------
                                      PURCHASES            SALES
----------------------------------------------------------------
National                          $ 745,240,992    $ 746,512,305
California                           77,244,605       77,495,637
Connecticut                          13,233,318        9,204,468
Hawaii                               20,900,876       13,329,065
Minnesota                            11,500,161        6,943,848
Missouri                             57,062,138       45,889,259
New Jersey                           50,144,894       49,991,248
New York                            147,515,144      156,338,111
Texas                                35,990,481       34,089,823
Washington                           18,645,456       19,182,800
Insured                               7,037,706        4,457,526
Florida                              39,904,084       42,803,182
Georgia                              36,960,773       24,179,749
High Yield                          627,911,037      193,012,102
Michigan                             31,945,387       28,735,220
Pennsylvania                         23,598,224       20,523,014

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2005.

6.  DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors'/Trustees' Fees on the Statements of Operations and in Directors'/Trustees' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.  LINE OF CREDIT

High Yield, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. At September 30, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended September 30, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called "lower rated bonds" or "junk bonds.") High Yield invests a significant portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National and Insured) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, Insured and High Yield, focuses on a particular state or territory, each Fund's performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National, Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called "AMT paper") except High Yield which may invest up to 100% in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds ("RIBs") although each Fund other than High Yield may invest no more than 20% of its assets in such bonds. A RIB, sometimes referred to as an inverse floater, is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security ("specific fixed-rate security"). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs' interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund's investments in certain derivative transactions such as inverse floaters. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund's interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock or shares of beneficial interest are as follows:

                                                                                YEAR ENDED SEPTEMBER 30, 2005
                                          -------------------------------------------------------------------
                                          CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
-------------------------------------------------------------------------------------------------------------
Shares sold                                   942,888     3,005,809     1,617,199     3,011,985     1,987,138
Reinvestment of distributions                 192,640       339,910       263,779       999,869       592,791
Shares reacquired                            (986,441)   (1,507,010)   (1,022,538)   (3,004,221)   (3,100,677)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                           149,087     1,838,709       858,440     1,007,633      (520,748)
-------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30, 2005
                                          -------------------------------------------------------------------
                                                TEXAS    WASHINGTON       GEORGIA      MICHIGAN  PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------
Shares sold                                   441,641       851,879     4,142,897     1,679,661     1,541,500
Reinvestment of distributions                 240,825       322,452       554,608       410,376       423,203
Shares reacquired                            (568,912)   (1,347,358)   (2,184,770)   (1,529,104)   (1,807,266)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                           113,554      (173,027)    2,512,735       560,933       157,437
-------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30, 2004
                                          -------------------------------------------------------------------
                                          CONNECTICUT        HAWAII     MINNESOTA      MISSOURI    NEW JERSEY
-------------------------------------------------------------------------------------------------------------
Shares sold                                   461,995       644,322     1,287,335     3,267,692     1,822,812
Reinvestment of distributions                 188,655       319,980       253,164       962,770       680,491
Shares reacquired                          (1,318,024)   (2,050,585)   (1,270,189)   (3,669,594)   (5,141,542)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                          (667,374)   (1,086,283)      270,310       560,868    (2,638,239)
-------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED SEPTEMBER 30, 2004
                                          -------------------------------------------------------------------
                                                TEXAS    WASHINGTON       GEORGIA      MICHIGAN  PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------
Shares sold                                   423,921     1,007,594     3,616,190     2,395,641     1,352,917
Reinvestment of distributions                 239,032       330,135       538,249       386,785       410,056
Shares reacquired                            (953,874)   (1,580,673)   (3,504,732)   (1,761,186)   (2,435,492)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                          (290,921)     (242,944)      649,707     1,021,240      (672,519)
-------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                                                 YEAR ENDED                        YEAR ENDED
NATIONAL                                                  SEPEMBER 30, 2005                SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                      3,618,865    $  41,899,432        3,541,591    $  40,681,581
Reinvestment of distributions                    1,182,800       13,685,145        1,250,563       14,283,407
Shares reacquired                               (5,302,289)     (61,390,981)      (6,057,488)     (69,157,006)
-------------------------------------------------------------------------------------------------------------
Decrease                                          (500,624)   $  (5,806,404)      (1,265,334)   $ (14,192,018)
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        384,421    $   4,462,574          244,614    $   2,815,682
Reinvestment of distributions                       49,453          573,512           54,551          624,686
Shares reacquired                                 (713,322)      (8,274,368)        (718,023)      (8,215,944)
-------------------------------------------------------------------------------------------------------------
Decrease                                          (279,448)   $  (3,238,282)        (418,858)   $  (4,775,576)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        471,773    $   5,480,232          369,180    $   4,255,317
Reinvestment of distributions                       63,502          735,605           75,657          865,552
Shares reacquired                                 (736,018)      (8,524,305)        (966,679)     (11,051,730)
-------------------------------------------------------------------------------------------------------------
Decrease                                          (200,743)   $  (2,308,468)        (521,842)   $  (5,930,861)
-------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED                        YEAR ENDED
CALIFORNIA                                               SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                      1,400,162    $  15,358,552        1,227,944    $  13,306,351
Reinvestment of distributions                      353,603        3,872,266          373,383        4,018,098
Shares reacquired                               (1,808,892)     (19,818,278)      (2,887,725)     (31,067,978)
-------------------------------------------------------------------------------------------------------------
Decrease                                           (55,127)   $    (587,460)      (1,286,398)   $ (13,743,529)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        194,458    $   2,136,766          172,641    $   1,865,283
Reinvestment of distributions                       15,129          165,760           18,107          194,993
Shares reacquired                                 (221,629)      (2,429,793)        (405,207)      (4,358,278)
-------------------------------------------------------------------------------------------------------------
Decrease                                           (12,042)   $    (127,267)        (214,459)   $  (2,298,002)
-------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED                        YEAR ENDED
NEW YORK                                                 SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                      1,027,449    $  11,714,924        1,231,417    $  13,986,025
Reinvestment of distributions                      533,770        6,083,437          553,520        6,264,285
Shares reacquired                               (2,098,029)     (23,928,159)      (2,618,184)     (29,632,409)
-------------------------------------------------------------------------------------------------------------
Decrease                                          (536,810)   $  (6,129,798)        (833,247)   $  (9,382,099)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        351,373    $   4,003,441          290,075    $   3,299,253
Reinvestment of distributions                       20,674          235,594           17,248          195,123
Shares reacquired                                 (171,253)      (1,953,288)        (311,522)      (3,505,697)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                200,794    $   2,285,747           (4,199)   $     (11,321)
-------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED                        YEAR ENDED
INSURED                                                  SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                        493,199    $   4,864,004          392,666    $   3,876,261
Reinvestment of distributions                       16,319          161,254           12,009          118,627
Shares reacquired                                 (338,719)      (3,356,769)        (135,018)      (1,353,364)
-------------------------------------------------------------------------------------------------------------
Increase                                           170,799    $   1,668,489          269,657    $   2,641,524
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                         70,689    $     696,503           37,806    $     372,998
Reinvestment of distributions                          597            5,890              151            1,486
Shares reacquired                                  (23,434)        (231,254)         (38,056)        (368,409)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                 47,852    $     471,139              (99)   $       6,075
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                        123,369    $   1,212,497          341,011    $   3,398,791
Reinvestment of distributions                        2,417           23,819              418            4,115
Shares reacquired                                  (71,966)        (706,769)         (41,244)        (409,333)
-------------------------------------------------------------------------------------------------------------
Increase                                            53,820    $     529,547          300,185    $   2,993,573
-------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                           28    $         278               26    $         251
-------------------------------------------------------------------------------------------------------------
Increase                                                28    $         278               26    $         251
-------------------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED                        YEAR ENDED
FLORIDA                                                  SEPTEMBER 30, 2005                SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares Sold                                        980,633    $   4,723,476        2,229,086    $  10,937,349
Reinvestment of distributions                      328,051        1,579,023          328,273        1,579,417
Shares reacquired                               (2,095,723)     (10,087,661)      (3,446,383)     (16,529,032)
-------------------------------------------------------------------------------------------------------------
Decrease                                          (787,039)   $  (3,785,162)        (889,024)   $  (4,012,266)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares Sold                                        361,986    $   1,748,125           81,716    $     397,577
Reinvestment of distributions                       17,402           83,941           16,008           77,209
Shares reacquired                                 (167,552)        (808,899)        (202,977)        (984,449)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                211,836    $   1,023,167         (105,253)   $    (509,663)
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                            PERIOD ENDED
HIGH YIELD                                            SEPTEMBER 30, 2005*
------------------------------------------------------------------------
CLASS A SHARES                                 SHARES             AMOUNT
------------------------------------------------------------------------
Shares sold                                20,819,162    $   321,556,851
Reinvestment of distributions                 167,915          2,603,530
Shares reacquired                            (684,475)       (10,614,735)
------------------------------------------------------------------------
Increase                                   20,302,602    $   313,545,646
------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------
Shares sold                                       667    $        10,000
Reinvestment of distributions                      26                401
------------------------------------------------------------------------
Increase                                          693    $        10,401
------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------
Shares sold                                 8,238,022    $   127,405,275
Reinvestment of distributions                  34,624            537,851
Shares reacquired                            (141,730)        (2,193,897)
------------------------------------------------------------------------
Increase                                    8,130,916    $   125,749,229
------------------------------------------------------------------------

CLASS P SHARES
------------------------------------------------------------------------
Shares sold                                       667    $        10,000
Reinvestment of distributions                      26                405
------------------------------------------------------------------------
Increase                                          693    $        10,405
------------------------------------------------------------------------

* For the period December 1, 2004 (commencement of investment operations) to September 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT MUNICIPAL INCOME FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (formerly known as Lord Abbett Tax-Free Income Fund, Inc.) (the "Company"), comprising Lord Abbett National Tax-Free Income Fund, Lord Abbett California Tax-Free Income Fund, Lord Abbett Connecticut Tax-Free Income Fund, Lord Abbett Hawaii Tax-Free Income Fund, Lord Abbett Minnesota Tax-Free Income Fund, Lord Abbett Missouri Tax-Free Income Fund, Lord Abbett New Jersey Tax-Free Income Fund, Lord Abbett New York Tax-Free Income Fund, Lord Abbett Texas Tax-Free Income Fund, and Lord Abbett Washington Tax-Free Income Fund, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Municipal Income Fund, Inc. as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 28, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT MUNICIPAL INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Trust (formerly known as Lord Abbett Tax-Free Income Trust) (the "Trust"), comprising Florida Series, Georgia Series, Michigan Series, Pennsylvania Series, Lord Abbett Insured Intermediate Tax-Free Fund, and Lord Abbett High Yield Municipal Bond Fund, as of September 30, 2005, and the related statement of operations for the year then ended, the changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Lord Abbett Municipal Income Trust as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 28, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors and the Trust's Board of Trustees are responsible for the management of the business and affairs of the Company and Trust in accordance with the laws of the State of Delaware and Maryland. Each Board appoints officers who are responsible for the day-to-day operations of the Company and Trust who execute policies authorized by the Board. Each Board also approves an investment adviser to the Company and Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director and Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's and Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the investment adviser of the Company and Trust.

INTERESTED TRUSTEE/DIRECTOR

The following Trustee/Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                                CURRENT POSITION
                                LENGTH OF SERVICE
NAME,ADDRESS AND                  WITH COMPANY           PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                       AND TRUST           DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since 1989;   Managing Partner and Chief     N/A
Lord, Abbett & Co. LLC        Trustee since 1991;    Executive Officer of
90 Hudson Street              and Chairman since     Lord Abbett since 1996.
Jersey City, NJ 07302         1996
(1945)

                               -------------------

INDEPENDENT TRUSTEES/DIRECTORS

The following independent or outside Trustees/Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                                CURRENT POSITION
                                LENGTH OF SERVICE
NAME,ADDRESS AND                  WITH COMPANY           PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                       AND TRUST           DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Trustee/Director       Managing General Partner,      Currently serves as
Lord, Abbett & Co. LLC        since 1994             Bigelow Media, LLC             director of Adelphia
c/o Legal Dept.                                      (since 2000); Senior Adviser,  Communications, Inc.,
90 Hudson Street                                     Time Warner Inc. (1998 -       Crane Co., and Huttig
Jersey City, NJ 07302                                2000); Acting Chief Executive  Building Products Inc.
(1941)                                               Officer of Courtroom
                                                     Television Network (1997 -
                                                     1998); President and Chief
                                                     Executive Officer of Time
                                                     Warner Cable Programming,
                                                     Inc. (1991 - 1997).

                                CURRENT POSITION
                                LENGTH OF SERVICE
NAME,ADDRESS AND                  WITH COMPANY           PRINCIPAL OCCUPATION               OTHER
YEAR OF BIRTH                       AND TRUST           DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
WILLIAM H.T. BUSH             Trustee/Director       Co-founder and Chairman        Currently serves as
Lord, Abbett & Co. LLC        since 1998             of the Board of the financial  director of WellPoint
c/o Legal Dept.                                      advisory firm of               Health Networks Inc.
90 Hudson Street                                     Bush-O'Donnell & Company       (since 2002), and
Jersey City, NJ 07302                                (since 1986).                  Engineered Support
(1938)                                                                              Systems, Inc. (since
                                                                                    2000).

ROBERT B. CALHOUN, JR.        Trustee/Director       Managing Director of Monitor   Currently serves as
c/o Legal Dept.               since 1998             Clipper Partners (since 1997)  director of Avondale,
Lord, Abbett & Co. LLC                               and President of Clipper       Inc. and Interstate
90 Hudson Street                                     Asset Management Corp. (since  Bakeries Corp.
Jersey City, NJ 07302                                1991), both private equity
(1942)                                               investment funds.

JULIE A. HILL                 Trustee/Director       Owner and CEO of the           Currently serves as
Lord, Abbett & Co. LLC        since 2004             Hillsdale Companies, a         director of WellPoint
c/o Legal Dept.                                      business consulting firm       Health Networks Inc.;
90 Hudson Street                                     (since 1998); Founder,         Resources Connection
Jersey City, NJ 07302                                President and Owner of the     Inc.; and Holcim (US)
(1946)                                               Hiram-Hill and Hillsdale       Inc. (a subsidiary of
                                                     Development Companies (1998 -  Holcim Ltd.).
                                                     2000).

FRANKLIN W. HOBBS             Trustee/Director       Former Chief Executive         Currently serves as
Lord, Abbett & Co. LLC        since 2000             Officer of Houlihan Lokey      director of Adolph
c/o Legal Dept.                                      Howard & Zukin, an investment  Coors Company.
90 Hudson Street                                     bank (January 2002 - April
Jersey City, NJ 07302                                2003); Chairman of Warburg
(1947)                                               Dillon Read (1999 - 2001);
                                                     Global Head of Corporate
                                                     Finance of SBC Warburg Dillon
                                                     Read (1997 - 1999); Chief
                                                     Executive Officer of Dillon,
                                                     Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Trustee/Director       Retired - General Business     Currently serves as
Lord, Abbett & Co. LLC        since 1988             and Governance Consulting      director of H.J. Baker
c/o Legal Dept.                                      (since 1992); formerly         (since 2003).
90 Hudson Street                                     President and CEO of Nestle
Jersey City, NJ 07302                                Foods.
(1933)

THOMAS J. NEFF                Trustee/Director       Chairman of Spencer Stuart     Currently serves as
Lord, Abbett & Co. LLC        since 1982             (U.S.), an executive search    director of Ace, Ltd.
c/o Legal Dept.                                      consulting firm (since 1996);  (since 1997) and
90 Hudson Street                                     President of Spencer Stuart    Hewitt Associates, Inc.
Jersey City, NJ 07302                                (1979-1996).
(1937)

OFFICERS
None of the officers listed below have received compensation from the Company or Trust. All the officers of the Company and Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.


                                CURRENT POSITION
NAME AND                          WITH COMPANY             LENGTH OF SERVICE          PRINCIPAL OCCUPATION
YEAR OF BIRTH                       AND TRUST             OF CURRENT POSITION        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Chief Executive             Elected in 1996           Managing Partner and
(1945)                        Officer and President                                 Chief Executive Officer
                                                                                    of Lord Abbett
                                                                                    (since 1996).

JAMES COLBY*                  Executive Vice              Elected in 2005           Investment Manager,
(1949)                        President                                             joined Lord Abbett in
                                                                                    2005; formerly Vice
                                                                                    President and Senior
                                                                                    Portfolio Manager at John
                                                                                    Hancock Funds (2003 -
                                                                                    2005); prior thereto
                                                                                    Principal Consultant at
                                                                                    Old Harbor Capital
                                                                                    Management (2001 - 2003);
                                                                                    prior thereto Vice
                                                                                    President and Senior
                                                                                    Portfolio Manager at
                                                                                    Evergreen Investment
                                                                                    Management (1992 - 2001).

RICHARD D. SMOLA              Executive Vice              Elected in 2003           Partner and Investment
(1956)                        President                                             Manager, joined Lord
                                                                                    Abbett in 1991.

JAMES BERNAICHE               Chief Compliance            Elected in 2005           Chief Compliance Officer,
(1956)                        Officer                                               joined Lord Abbett in
                                                                                    2001; formerly Vice
                                                                                    President and Chief
                                                                                    Compliance Officer with
                                                                                    Credit Suisse Asset
                                                                                    Management.

JOAN A. BINSTOCK              Chief Financial             Elected in 1999           Partner and Chief
(1954)                        Officer and Vice                                      Operations Officer,
                              President                                             joined Lord Abbett in
                                                                                    1999.

PHILIP P. FANG                Vice President              Elected in 1994           Investment Manager,
(1965)                                                                              joined Lord Abbett in
                                                                                    1991.

JOHN K. FORST                 Vice President and          Elected in 2005           Deputy General Counsel,
(1960)                        Assistant Secretary                                   joined Lord Abbett in
                                                                                    2004; prior thereto
                                                                                    Managing Director and
                                                                                    Associate General Counsel
                                                                                    at New York Life
                                                                                    Investment Management LLC
                                                                                    (2002-2003); formerly
                                                                                    Attorney at Dechert LLP
                                                                                    (2000-2002).

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

                                CURRENT POSITION
NAME AND                          WITH COMPANY             LENGTH OF SERVICE          PRINCIPAL OCCUPATION
YEAR OF BIRTH                       AND TRUST             OF CURRENT POSITION        DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
LAWRENCE H. KAPLAN            Vice President and          Elected in 1997           Partner and General
(1957)                        Secretary                                             Counsel, joined Lord
                                                                                    Abbett in 1997.

ROBERT G. MORRIS              Vice President              Elected in 2005           Partner and Chief
(1944)                                                                              Investment Officer,
                                                                                    joined Lord Abbett in
                                                                                    1991.

A. EDWARD OBERHAUS, III       Vice President              Elected in 1996           Partner and Manager of
(1959)                                                                              Equity Trading, joined
                                                                                    Lord Abbett in 1983.

CHRISTINA T. SIMMONS          Vice President and          Elected in 2000           Assistant General
(1957)                        Assistant Secretary                                   Counsel, joined Lord
                                                                                    Abbett in 1999.

PETER SCOTT SMITH             Vice President              Elected in 2000           Investment Manager,
(1966)                                                                              joined Lord Abbett in
                                                                                    1992.

BERNARD J. GRZELAK            Treasurer                   Elected in 2003           Director of Fund
(1971)                                                                              Administration, joined
                                                                                    Lord Abbett in 2003;
                                                                                    formerly Vice President,
                                                                                    Lazard Asset Management
                                                                                    LLC (2000-2003); prior
                                                                                    thereto Manager of
                                                                                    Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors and the Trust's Trustees. It is available free upon request.

----------
* James Colby is an officer of Lord Abbett Municipal Income Trust only.

HOUSEHOLDING

The Company and Trust have adopted a policy that allows them to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company and Trust are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

100% of the income distributions paid by each Fund during the fiscal year 2005 is tax-exempt dividend income.

[LORD ABBETT(R) LOGO]

                                                             Lord Abbett Municipal Income Fund Inc.
                                                                    Lord Abbett National Tax-Free Income Fund
                                                                    Lord Abbett California Tax-Free Income Fund
                                                                    Lord Abbett Connecticut Tax-Free Income Fund
                                                                    Lord Abbett Hawaii Tax-Free Income Fund
                                                                    Lord Abbett Minnesota Tax-Free Income Fund
                                                                    Lord Abbett Missouri Tax-Free Income Fund
                                                                    Lord Abbett New Jersey Tax-Free Income Fund
                                                                    Lord Abbett New York Tax-Free Income Fund
                                                                    Lord Abbett Texas Tax-Free Income Fund
                                                                    Lord Abbett Washington Tax-Free Income Fund
   This report when not used for the general                 Lord Abbett Municipal Income Trust
 information of shareholders of the Fund, is to                     Lord Abbett Insured Intermediate Tax-Free Fund
be distributed only if preceded or accompanied                      Florida Series
          by a current Fund Prospectus.                             Georgia Series
                                                                    High Yield Municipal Bond Fund
Lord Abbett Mutual Fund shares are distributed by                   Michigan Series                                      LATFI-2-905
       LORD ABBETT DISTRIBUTOR LLC                                  Pennsylvania Series                                      (11/05)

ITEM 2:   CODE OF ETHICS.

     (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended September 30, 2005 (the "Period").

     (b)  Not applicable.

     (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

     (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

     (e)  Not applicable.

     (f) See Item 12(a)1 concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Directors has determined that each of the following independent Directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                          FISCAL YEAR ENDED:
                                                     2005                    2004
Audit Fees {a}                                     $261,000                $229,000
Audit-Related Fees {b}                                  212                     347
                                                   --------------------------------
Total audit and audit-related fees                  261,212                 229,347
                                                   --------------------------------
Tax Fees {c}                                         60,235                  65,882
All Other Fees                                        -0-                     -0-
                                                   --------------------------------
    Total Fees                                     $321,447                $295,229
                                                   --------------------------------

--------

      {a} Consists of fees for audits of the Registrant's annual financial statements.

      {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

      {c} Fees for the fiscal year ended September 30, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

              - any audit, audit-related, tax, and other services to be
                provided to the Lord Abbett Funds, including the Registrant, and

              - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and
(d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended September 30, 2005 and 2004 were:

                                                        FISCAL YEAR ENDED:
                                                    2005                  2004
All Other Fees {a}                                $165,650              $81,900

--------

      {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended September 30, 2005 and 2004 were:

                                                        FISCAL YEAR ENDED:
                                                    2005                  2004
All Other Fees                                      $- 0 -                $- 0 -

--------

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                LORD ABBETT MUNICIPAL INCOME FUND, INC.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                LORD ABBETT MUNICIPAL INCOME FUND, INC.


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: November 21, 2005